UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21944
                                                    -----------

                      First Trust Exchange-Traded Fund II
             -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             -----------------------------------------------------
                    (Address of principal executive offices)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             -----------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                           ---------------

                     Date of fiscal year end: September 30
                                              ------------

                    Date of reporting period: March 31, 2017
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund II
---------------------------------------------------------------------


First Trust STOXX(R) European Select Dividend Index Fund (FDD)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) First Trust Dow Jones Global Select Dividend Index Fund (FGD)
First Trust Global Wind Energy ETF (FAN) (formerly known as First Trust ISE
   Global Wind Energy Index Fund)
First Trust Global Engineering and Construction ETF (FLM) (formerly known as
   First Trust ISE Global Engineering and Construction Index Fund)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID) First Trust Indxx Global Natural Resources Income ETF (FTRI)
First Trust Indxx Global Agriculture ETF (FTAG)
First Trust BICK Index Fund (BICK)
First Trust Nasdaq Smartphone Index Fund (FONE)
First Trust NASDAQ Global Auto Index Fund (CARZ)
First Trust Cloud Computing ETF (SKYY) (formerly known as First Trust ISE Cloud
   Computing Index Fund)
First Trust International IPO ETF (FPXI)
First Trust Nasdaq Cybersecurity ETF (CIBR)


----------------------
  Semi-Annual Report
    March 31, 2017
----------------------

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TABLE OF CONTENTS
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2017

Shareholder Letter .......................................................................    2
Market Overview ..........................................................................    3
Fund Performance Overview
      First Trust STOXX(R) European Select Dividend Index Fund (FDD) .....................    4
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) ........    6
      First Trust Dow Jones Global Select Dividend Index Fund (FGD) ......................    8
      First Trust Global Wind Energy ETF (FAN) ...........................................   10
      First Trust Global Engineering and Construction ETF (FLM) ..........................   12
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID) ....   14
      First Trust Indxx Global Natural Resources Income ETF (FTRI) .......................   16
      First Trust Indxx Global Agriculture ETF (FTAG) ....................................   18
      First Trust BICK Index Fund (BICK) .................................................   20
      First Trust Nasdaq Smartphone Index Fund (FONE) ....................................   22
      First Trust NASDAQ Global Auto Index Fund (CARZ) ...................................   24
      First Trust Cloud Computing ETF (SKYY) .............................................   26
      First Trust International IPO ETF (FPXI) ...........................................   28
      First Trust Nasdaq Cybersecurity ETF (CIBR) ........................................   30
Notes to Fund Performance Overview .......................................................   32
Understanding Your Fund Expenses .........................................................   33
Portfolio of Investments
      First Trust STOXX(R) European Select Dividend Index Fund (FDD) .....................   35
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) ........   36
      First Trust Dow Jones Global Select Dividend Index Fund (FGD) ......................   42
      First Trust Global Wind Energy ETF (FAN) ...........................................   44
      First Trust Global Engineering and Construction ETF (FLM) ..........................   46
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID) ....   49
      First Trust Indxx Global Natural Resources Income ETF (FTRI) .......................   51
      First Trust Indxx Global Agriculture ETF (FTAG) ....................................   53
      First Trust BICK Index Fund (BICK) .................................................   55
      First Trust Nasdaq Smartphone Index Fund (FONE) ....................................   57
      First Trust NASDAQ Global Auto Index Fund (CARZ) ...................................   59
      First Trust Cloud Computing ETF (SKYY) .............................................   61
      First Trust International IPO ETF (FPXI) ...........................................   63
      First Trust Nasdaq Cybersecurity ETF (CIBR) ........................................   65
Statements of Assets and Liabilities .....................................................   66
Statements of Operations .................................................................   70
Statements of Changes in Net Assets ......................................................   74
Financial Highlights .....................................................................   82
Notes to Financial Statements ............................................................   89
Additional Information ...................................................................   99

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 MARCH 31, 2017

Dear Shareholders,

Thank you for your investment in the First Trust Exchange-Traded Fund II (the "Trust").

The year 2016 was a historic year all over the world. Many will remember some of the events that occurred during the year: from the Brexit vote in the UK to leave the European Union, to the results of the U.S. Presidential Election which seemed unlikely at the beginning of 2016, to the first World Series Championship for the Chicago Cubs in 108 years!

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment including a market overview and the Trust's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

On November 8, 2016, Donald J. Trump was elected to become the 45th president in our country's history. As I write this, he is about to hit his 100th day in office, always a historic marker for pundits, politicians, and voters. While no one has a crystal ball and the ability to predict how his presidency will shape the United States (and the world), there is no doubt that his populist message resonated for many Americans, and his message of improving lives for the "average" American, while reducing the size and scope of the federal government, also won him millions of votes. Many of his supporters believe that with his background in business, Trump will make policy changes that will continue to grow the economy and spur stock markets even higher. Many analysts predicted the Dow Jones Industrial Average would hit a new benchmark, 20,000, in the first days of the New Year. It took until January 25, 2017, but the Dow finally traded over 20,000 on that day. On March 1, 2017, the Dow went past 21,000, a new record. As with all change and a new administration, only time will tell where our economy and the markets will go.

As of December 31, 2016, the S&P 500(R) Index (the "Index") was up 11.96% for the year, on a total return basis, as measured by Bloomberg. As of March 31, 2017, the Index was up 6.07% (calendar year-to-date). The current bull market (measuring from March 9, 2009 through March 31, 2017) is the second longest in history, but lags the longest bull market by 4.25 years, according to Bespoke Investment Group. We remain bullish on the economy, but continue to have a long-term perspective. We believe investors should think long-term as well, since no one can predict volatility and the inevitable ups and downs that occur in the market.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2017

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE GLOBAL ECONOMY

The most recent International Monetary Fund ("IMF") global economic growth forecast (released mid-April) indicates that the IMF sees global GDP growth expanding by 3.5% in 2017 and 3.6% in 2018, while its U.S. GDP growth forecast calls for 2.3% in 2017 and 2.5% in 2018, according to Bloomberg.

Mergermarket's 2017 Q1 Global Trend Report revealed that the total value of global mergers and acquisitions ("M&A") activity (announced) for the six-month period ended March 31, 2017, was $1.78 trillion, down slightly from the $1.82 trillion worth of deals announced for the six-month period ended March 31, 2016, according to its own release. We believe that is encouraging considering that 2015 and 2016 were two of the three biggest years for M&A deal volume over the past decade. In the first quarter of 2017, volume totaled $678.5 billion, up 8.9% from $622.9 billion in the first quarter of 2016, an indication that the economic climate is still conducive for making acquisitions, in our opinion.

ETFGI, an independent research and consultancy firm, reported that total assets invested in exchange-traded funds/exchange-traded products ("ETFs/ETPs") listed globally reached a record high $3.91 trillion in March 2017, according to its own release of preliminary data. Total assets invested in U.S. ETFs/ETPs stood at record high $2.80 trillion. The U.S. market represented 71.6% of all ETF/ETP assets under management at the end of March 2017.

GLOBAL EQUITIES MARKETS

U.S. investors continue to funnel more capital into foreign equities than U.S. equities. For the 12-month period ended March 31, 2017, investors funneled a net estimated $34.5 billion into International Equity stock funds (open-end funds and exchange-traded funds), compared to net estimated inflows totaling $30.7 billion for U.S. Equity funds, according to Morningstar. With respect to foreign equities, sentiment continued to favor passive funds over actively managed funds. Of the net estimated $34.5 billion invested in International Equity stock funds over the past 12 months, $104.8 billion of it went into passive funds, while investors liquidated $70.3 billion from active funds.

Total world equity market capitalization ("cap") stood at $71.61 trillion on March 31, 2017, up 8.45% from $66.03 trillion on September 30, 2016, according to Bloomberg. Total U.S. equity market cap stood at $26.46 trillion on March 31, 2017, up 8.71% from $24.34 trillion on September 30, 2016. As of March 31, 2017, the U.S.'s share of total world equity market cap stood at 36.95%.

From a performance standpoint, for the six-month period ended March 31, 2017, both U.S and major foreign broad-based equity indices were up. The MSCI World Ex-US and MSCI Emerging Markets indices posted total returns of 6.42% (USD) and 6.80% (USD), respectively, while the S&P 500(R) Index gained 10.12%. Over that same period, the U.S. dollar gained 5.12% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY).

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

First Trust STOXX(R) European Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the STOXX(R) Europe Select Dividend 30 Index (the "STOXX Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FDD." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the STOXX Index or in depositary receipts that may include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts or other depositary receipts (collectively, the "Depositary Receipts") representing securities in the STOXX Index.

The STOXX Index consists of 30 high dividend-yielding securities selected from the STOXX(R) Europe 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company), which covers 18 European countries: Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less. The STOXX Index is compiled and maintained by STOXX Limited.

----------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL                 CUMULATIVE
                                                                       TOTAL RETURNS                TOTAL RETURNS
                                             6 Months   1 Year    5 Years      Inception       5 Years      Inception
                                              Ended      Ended     Ended       (8/27/07)        Ended       (8/27/07)
                                             3/31/17    3/31/17   3/31/17      to 3/31/17      3/31/17      to 3/31/17
FUND PERFORMANCE
 NAV                                          4.99%      6.19%     4.37%         -4.57%        23.87%        -36.19%
 Market Price                                 5.42%      6.60%     4.26%         -4.55%        23.21%        -36.01%

INDEX PERFORMANCE
 STOXX(R) Europe Select Dividend 30 Index     5.41%      6.57%     4.75%         -4.11%        26.11%        -33.11%
 STOXX(R) Europe 600 Index                    6.84%      9.16%     6.06%          0.64%        34.18%          6.35%
 MSCI Europe Index                            7.01%      9.76%     5.63%          0.37%        31.50%          3.59%
----------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
The STOXX(R) Europe Select Dividend 30 Index and the trademark used in the index name are the intellectual property of STOXX Limited, Zurich, Switzerland. The index is used under license from STOXX Limited. The Fund is in no way sponsored, endorsed, sold or promoted by STOXX and/or its licensors and neither STOXX Limited nor its licensors shall have any liability with respect thereto.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   29.22%
Industrials                                  12.85
Energy                                       12.76
Utilities                                    12.23
Real Estate                                  11.73
Health Care                                   8.04
Consumer Staples                              7.35
Telecommunication Services                    5.82
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Royal Dutch Shell PLC, Class B                5.70%
easyJet PLC                                   4.88
SSE PLC                                       4.63
Fortum OYJ                                    4.34
Snam S.p.A.                                   4.10
AstraZeneca PLC                               4.09
GlaxoSmithKline PLC                           3.95
Casino Guichard Perrachon S.A.                3.75
J Sainsbury PLC                               3.61
Zurich Insurance Group AG                     3.59
                                            -------
     Total                                   42.64%
                                            =======

                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   AUGUST 27, 2007 - MARCH 31, 2017

           First Trust STOXX(R) European     STOXX(R) Europe Select     STOXX(R) Europe     MSCI Europe
           Select Dividend Index Fund        Dividend 30 Index          600 Index           Index
           -----------------------------     ----------------------     ---------------     -----------
8/27/07    $10,000                           $10,000                    $10,000             $10,000
9/30/07     10,323                            10,304                     10,622              10,636
3/31/08      8,841                             9,039                      9,670               9,675
9/30/08      5,562                             5,539                      7,333               7,347
3/31/09      3,201                             3,263                      4,836               4,846
9/30/09      5,182                             5,275                      7,484               7,462
3/31/10      5,053                             5,178                      7,600               7,565
9/30/10      5,133                             5,271                      7,697               7,658
3/31/11      5,682                             5,844                      8,574               8,520
9/30/11      4,789                             4,959                      6,786               6,754
3/31/12      5,151                             5,305                      7,927               7,877
9/30/12      5,159                             5,319                      7,987               7,923
3/31/13      5,154                             5,322                      8,807               8,707
9/30/13      5,845                             6,054                     10,001               9,843
3/31/14      6,539                             6,783                     11,066              10,842
9/30/14      6,353                             6,600                     10,596              10,416
3/31/15      6,244                             6,507                     10,528              10,307
9/30/15      5,851                             6,079                      9,741               9,444
3/31/16      6,010                             6,278                      9,744               9,436
9/30/16      6,079                             6,347                      9,955               9,679
3/31/17      6,382                             6,690                     10,636              10,357


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2011 through March 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/11 - 9/30/12         85         80         24          2            44         16          0          0
10/1/12 - 9/30/13        103        130          5          0            12          0          0          0
10/1/13 - 9/30/14        150         81          3          0            16          1          0          1
10/1/14 - 9/30/15        145         32          2          0            63         10          0          0
10/1/15 - 9/30/16        158         27          2          0            54         12          0          0
10/1/16 - 3/31/17         84         12          0          0            27          2          0          0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE EPRA/NAREIT Developed Index (the "FTSE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FFR." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or depositary receipts representing securities in the FTSE Index.

The FTSE Index is compiled and maintained by FTSE International Limited. The FTSE Index is modified market cap weighted based on free float market capitalization and tracks the performance of listed real estate companies or real estate investment trusts ("REITs") in the FTSE EPRA/NAREIT North America Series, the FTSE EPRA/NAREIT Europe Series and the FTSE EPRA/NAREIT Asia Series.

----------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL                 CUMULATIVE
                                                                       TOTAL RETURNS                TOTAL RETURNS
                                             6 Months   1 Year    5 Years      Inception       5 Years      Inception
                                              Ended      Ended     Ended       (8/27/07)        Ended       (8/27/07)
                                             3/31/17    3/31/17   3/31/17      to 3/31/17      3/31/17      to 3/31/17
FUND PERFORMANCE
 NAV                                          -3.63%     1.20%     7.33%         2.03%         42.45%         21.32%
 Market Price                                 -3.30%     1.81%     7.39%         2.04%         42.85%         21.37%

INDEX PERFORMANCE
 FTSE EPRA/NAREIT Developed Index             -3.22%     1.86%     8.18%         2.90%         48.13%         31.55%
 S&P Global REIT Index                        -3.74%     0.34%     7.86%         2.95%         46.00%         32.13%
 MSCI World REIT Index                        -3.58%     0.28%     7.96%         2.45%         46.67%         26.16%
----------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
The FTSE EPRA/NAREIT Developed Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust and the Fund have obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. "FTSE(R)", "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange Plc and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Real Estate                                  99.78%
Health Care                                   0.16
Consumer Discretionary                        0.06
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Simon Property Group, Inc.                    3.92%
Public Storage                                2.30
Prologis, Inc.                                1.97
Welltower, Inc.                               1.86
AvalonBay Communities, Inc.                   1.82
Ventas, Inc.                                  1.67
Unibail-Rodamco SE                            1.67
Equity Residential                            1.63
Mitsubishi Estate Co., Ltd.                   1.57
Sun Hung Kai Properties Ltd.                  1.51
                                            -------
     Total                                   19.92%
                                            =======

                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  AUGUST 27, 2007 - MARCH 31, 2017

            First Trust FTSE EPRA/NAREIT Developed     FTSE EPRA/NAREIT     S&P Global     MSCI World
            Markets Real Estate Index Fund             Developed Index      REIT Index     REIT Index
            --------------------------------------     ----------------     ----------     ----------
8/27/07     $10,000                                    $10,000              $10,000        $10,000
9/30/07      10,686                                     10,693               10,581         10,656
3/31/08       9,012                                      9,057                9,112          9,061
9/30/08       7,443                                      7,420                7,905          7,901
3/31/09       3,849                                      3,909                3,762          3,678
9/30/09       6,500                                      6,645                6,368          6,086
3/31/10       7,022                                      7,212                6,985          6,578
9/30/10       7,636                                      7,868                7,608          7,124
3/31/11       8,314                                      8,606                8,557          8,108
9/30/11       7,012                                      7,327                7,481          7,136
3/31/12       8,517                                      8,881                9,051          8,602
9/30/12       9,131                                      9,568                9,636          9,248
3/31/13      10,251                                     10,768               10,771         10,122
9/30/13      10,046                                     10,616               10,281          9,634
3/31/14      10,356                                     10,989               10,892         10,127
9/30/14      10,635                                     11,329               11,278         10,606
3/31/15      11,925                                     12,754               12,819         11,960
9/30/15      10,951                                     11,734               11,742         11,136
3/31/16      11,987                                     12,916               13,170         12,583
9/30/16      12,588                                     13,594               13,728         13,086
3/31/17      12,131                                     13,156               13,215         12,618


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2011 through March 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/11 - 9/30/12        123         21          0          0           104          3          0          0
10/1/12 - 9/30/13        162         30          0          0            55          1          2          0
10/1/13 - 9/30/14        158         21          0          0            70          3          0          0
10/1/14 - 9/30/15         67         14          0          0           127         44          0          0
10/1/15 - 9/30/16         35          0          0          0           184         33          1          0
10/1/16 - 3/31/17         93          1          0          0            31          0          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Global Select Dividend Index(SM) (the "Select Dividend Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FGD." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or depositary receipts representing securities in the Select Dividend Index.

The Select Dividend Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World Index(SM). Indicated annual dividend yield is a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price.

----------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL                 CUMULATIVE
                                                                       TOTAL RETURNS                TOTAL RETURNS
                                             6 Months   1 Year    5 Years      Inception       5 Years      Inception
                                              Ended      Ended     Ended       (11/21/07)       Ended       (11/21/07)
                                             3/31/17    3/31/17   3/31/17      to 3/31/17      3/31/17      to 3/31/17
FUND PERFORMANCE
 NAV                                          5.56%     12.82%     5.78%         2.66%         32.42%         27.80%
 Market Price                                 5.87%     13.42%     5.71%         2.65%         32.00%         27.77%

INDEX PERFORMANCE
 Dow Jones Global Select Dividend Index(SM)   6.10%     12.99%     5.95%         2.82%         33.49%         29.74%
 Dow Jones World Developed Markets Index(SM)  8.45%     15.28%     9.77%         4.70%         59.39%         53.71%
 MSCI World Index                             8.35%     14.77%     9.37%         4.16%         56.46%         46.44%
----------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
Dow Jones and Dow Jones Global Select Dividend Index(SM) are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of trading or investing in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   38.45%
Consumer Discretionary                       15.64
Telecommunication Services                   12.59
Utilities                                    10.35
Industrials                                   7.25
Energy                                        6.44
Consumer Staples                              2.81
Real Estate                                   2.33
Information Technology                        1.62
Materials                                     1.61
Health Care                                   0.91
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
SKY Network Television Ltd.                   1.81%
CenturyLink, Inc.                             1.70
Engie S.A.                                    1.68
Waddell & Reed Financial, Inc., Class A       1.63
Carillion PLC                                 1.53
Telefonica S.A.                               1.45
Fortum OYJ                                    1.42
Royal Dutch Shell PLC, Class A                1.35
Natixis S.A.                                  1.33
EDP-Energias de Portugal S.A.                 1.31
                                            -------
     Total                                   15.21%
                                            =======

                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       NOVEMBER 21, 2007 - MARCH 31, 2017

           First Trust Dow Jones Global      Dow Jones Global Select     Dow Jones World Developed     MSCI World
           Select Dividend Index Fund        Dividend Index(SM)          Markets Index(SM)             Index
           ----------------------------      -----------------------     -------------------------     ----------
11/21/07   $10,000                           $10,000                     $10,000                       $10,000
3/31/08      9,345                             9,397                       9,379                         9,378
9/30/08      7,028                             6,951                       7,816                         7,815
3/31/09      4,375                             4,397                       5,416                         5,385
9/30/09      7,857                             7,903                       7,765                         7,636
3/31/10      8,160                             8,231                       8,381                         8,204
9/30/10      8,669                             8,742                       8,372                         8,152
3/31/11      9,654                             9,748                       9,611                         9,308
9/30/11      8,533                             8,669                       8,023                         7,798
3/31/12      9,652                             9,719                       9,642                         9,360
9/30/12     10,033                            10,121                       9,761                         9,482
3/31/13     10,553                            10,640                      10,854                        10,470
9/30/13     11,477                            11,491                      11,854                        11,398
3/31/14     12,619                            12,761                      12,996                        12,465
9/30/14     12,459                            12,594                      13,274                        12,788
3/31/15     12,094                            12,236                      13,781                        13,216
9/30/15     10,651                            10,725                      12,658                        12,138
3/31/16     11,328                            11,482                      13,331                        12,761
9/30/16     12,107                            12,228                      14,171                        13,516
3/31/17     12,780                            12,974                      15,368                        14,645


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2011 through March 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/11 - 9/30/12        160         51          0          0            35          5          0          0
10/1/12 - 9/30/13        195         23          0          0            32          0          0          0
10/1/13 - 9/30/14        219         16          0          0            17          0          0          0
10/1/14 - 9/30/15        105          3          0          0           136          8          0          0
10/1/15 - 9/30/16         65          2          0          0           176         10          0          0
10/1/16 - 3/31/17         69          1          0          0            53          2          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

First Trust Global Wind Energy ETF (the "Fund"), formerly the First Trust ISE Global Wind Energy Index Fund, seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Wind Energy(TM) Index (the "ISE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FAN." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the ISE Index.

The ISE Index was developed and is owned by the International Securities Exchange, LLC ("ISE"). ISE has contracted with Standard & Poor's Dow Jones Indices to calculate and maintain the ISE Index. The ISE Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry based on analysis of the products and services offered by those companies.

----------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL                 CUMULATIVE
                                                                       TOTAL RETURNS                TOTAL RETURNS
                                             6 Months   1 Year    5 Years      Inception       5 Years      Inception
                                              Ended      Ended     Ended       (6/16/08)        Ended       (6/16/08)
                                             3/31/17    3/31/17   3/31/17      to 3/31/17      3/31/17      to 3/31/17
FUND PERFORMANCE
 NAV                                          -0.69%    14.33%    12.74%         -7.62%        82.13%        -50.17%
 Market Price                                 -0.96%    14.93%    12.96%         -7.60%        83.90%        -50.07%

INDEX PERFORMANCE
 ISE Global Wind Energy(TM) Index              0.20%    15.55%    13.73%         -6.81%        90.29%        -46.19%
 Russell 3000(R) Index                        10.19%    18.07%    13.18%          8.84%        85.72%        110.62%
 MSCI World Index                              8.35%    14.77%     9.37%          4.86%        56.46%         51.80%
----------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Global Wind Energy(TM) Index" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Wind Energy(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Utilities                                    53.91%
Industrials                                  41.66
Energy                                        3.79
Materials                                     0.64
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Vestas Wind Systems A/S                       9.76%
Gamesa Corp. Tecnologica S.A.                 8.31
Iberdrola S.A.                                7.87
EDP Renovaveis S.A.                           6.39
China Longyuan Power Group Corp.,
   Ltd., Class H                              5.15
PNE Wind AG                                   5.07
Infigen Energy                                4.83
Futuren S.A.                                  4.53
Greentech Energy Systems A/S                  4.33
Concord New Energy Group Ltd.                 3.90
                                            -------
     Total                                   60.14%
                                            =======

                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                JUNE 16, 2008 - MARCH 31, 2017

            First Trust Global              ISE Global Wind      Russell 3000(R)     MSCI World
            Wind Energy ETF                 Energy(TM) Index     Index               Index
            ---------------------------     ----------------     ---------------     ----------
6/16/08     $10,000                         $10,000              $10,000             $10,000
9/30/08       6,370                           6,314                8,583               8,101
3/31/09       3,502                           3,514                5,912               5,582
9/30/09       5,462                           5,511                8,033               7,916
3/31/10       4,574                           4,645                9,012               8,505
9/30/10       3,544                           3,625                8,913               8,451
3/31/11       4,061                           4,161               10,581               9,649
9/30/11       2,818                           2,916                8,962               8,084
3/31/12       2,735                           2,826               11,341               9,703
9/30/12       2,363                           2,457               11,669               9,829
3/31/13       2,712                           2,819               12,993              10,853
9/30/13       3,701                           3,870               14,188              11,816
3/31/14       4,311                           4,525               15,930              12,922
9/30/14       4,152                           4,367               16,707              13,257
3/31/15       3,996                           4,224               17,898              13,701
9/30/15       3,846                           4,072               16,624              12,583
3/31/16       4,357                           4,654               17,838              13,229
9/30/16       5,016                           5,367               19,112              14,012
3/31/17       4,981                           5,378               21,060              15,182


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2011 through March 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/11 - 9/30/12         12          1          0          0            78        135         25          0
10/1/12 - 9/30/13         39         23          2          0           126         57          3          0
10/1/13 - 9/30/14        123         31          0          0            83         15          0          0
10/1/14 - 9/30/15         58          8          0          0           130         53          2          1
10/1/15 - 9/30/16        102         20          5          1            96         27          2          0
10/1/16 - 3/31/17         50         16          0          0            56          3          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

First Trust Global Engineering and Construction ETF (the "Fund"), formerly the First Trust ISE Global Engineering and Construction Index Fund, seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the ISE Global Engineering and Construction(TM) Index (the "Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FLM." The Fund will normally invest in at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index.

The Index is developed and owned by the International Securities Exchange, LLC ("ISE"). ISE has contracted with Standard & Poor's Dow Jones Indices to calculate and maintain the ISE Index. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the engineering and construction industries, based on analysis of the products and services offered by those companies.

----------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL                 CUMULATIVE
                                                                       TOTAL RETURNS                TOTAL RETURNS
                                             6 Months   1 Year    5 Years      Inception       5 Years      Inception
                                              Ended      Ended     Ended       (10/13/08)       Ended       (10/13/08)
                                             3/31/17    3/31/17   3/31/17      to 3/31/17      3/31/17      to 3/31/17
FUND PERFORMANCE
 NAV                                           7.31%    13.66%     6.66%          8.37%        38.07%         97.50%
 Market Price                                  7.62%    14.06%     6.61%          8.37%        37.74%         97.47%

INDEX PERFORMANCE
 ISE Global Engineering and Construction(TM)
    Index                                      8.06%    14.67%     7.95%         10.13%        46.60%        126.27%
 Russell 3000(R) Index                        10.19%    18.07%    13.18%         13.26%        85.72%        186.75%
 MSCI World Industrials Index                  9.15%    16.56%    10.19%         11.16%        62.47%        144.84%
----------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Global Engineering and Construction(TM) Index" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Engineering and Construction(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                  94.93%
Energy                                        4.70
Utilities                                     0.37
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Vinci S.A.                                    3.34%
China Communications Construction
   Co., Ltd., Class H                         3.26
Bouygues S.A.                                 2.97
Taisei Corp.                                  2.67
Quanta Services, Inc.                         2.64
ACS Actividades de Construccion y
   Servicios S.A.                             2.53
Fluor Corp.                                   2.52
China Railway Group Ltd., Class H             2.42
Obayashi Corp.                                2.41
Dycom Industries, Inc.                        2.36
                                            -------
     Total                                   27.12%
                                            =======

                                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                           OCTOBER 13, 2008 - MARCH 31, 2017

            First Trust Global Engineering         ISE Global Engineering         Russell 3000(R)     MSCI World
            and Construction ETF                   and Construction(TM) Index     Index               Industrials Index
            ----------------------------------     --------------------------     ---------------     -----------------
10/13/08    $10,000                                $10,000                        $10,000             $10,000
3/31/09       8,987                                  9,387                          8,048               7,741
9/30/09      13,384                                 14,102                         10,935              11,514
3/31/10      13,471                                 14,262                         12,268              12,962
9/30/10      13,522                                 14,368                         12,133              13,182
3/31/11      16,745                                 17,882                         14,404              15,710
9/30/11      11,724                                 12,719                         12,200              12,196
3/31/12      14,306                                 15,435                         15,439              15,071
9/30/12      13,827                                 15,023                         15,885              14,748
3/31/13      15,249                                 16,595                         17,688              16,944
9/30/13      17,288                                 18,980                         19,316              18,904
3/31/14      18,939                                 20,876                         21,687              20,610
9/30/14      17,644                                 19,534                         22,746              20,448
3/31/15      17,190                                 19,318                         24,369              21,168
9/30/15      16,376                                 18,456                         22,634              19,024
3/31/16      17,378                                 19,732                         24,286              21,008
9/30/16      18,407                                 20,939                         26,021              22,434
3/31/17      19,753                                 22,626                         28,674              24,487


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2011 through March 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/11 - 9/30/12         90          2          0          0           145         14          0          0
10/1/12 - 9/30/13         54          1          0          0           182         13          0          0
10/1/13 - 9/30/14        109          0          0          0           136          7          0          0
10/1/14 - 9/30/15         62          2          1          0           170         17          0          0
10/1/15 - 9/30/16         64          3          1          0           159         24          2          0
10/1/16 - 3/31/17         45          0          0          0            76          4          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "GRID." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index.

The Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector. Clean Edge, Inc. provides a list of companies to be included in the Index to Nasdaq, Inc., which then compiles the Index.

----------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL                 CUMULATIVE
                                                                       TOTAL RETURNS                TOTAL RETURNS
                                             6 Months   1 Year    5 Years      Inception       5 Years      Inception
                                              Ended      Ended     Ended       (11/16/09)       Ended       (11/16/09)
                                             3/31/17    3/31/17   3/31/17      to 3/31/17      3/31/17      to 3/31/17
FUND PERFORMANCE
 NAV                                           7.33%    22.43%     9.53%          5.71%        57.65%         50.60%
 Market Price                                  6.82%    21.56%     9.47%          5.65%        57.22%         49.92%

INDEX PERFORMANCE
 NASDAQ OMX(R) Clean Edge(R) Smart Grid
    Infrastructure Index(SM)                   7.81%    23.19%    10.41%          6.57%        64.09%         59.86%
 Russell 3000(R) Index                        10.19%    18.07%    13.18%         13.29%        85.72%        150.81%
 S&P Composite 1500 Industrials Index         12.54%    19.34%    14.26%         14.67%        94.77%        174.23%
 MSCI World Industrials Index                  9.15%    16.56%    10.19%         10.18%        62.47%        104.27%
----------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
The Fund is not sponsored, sold or promoted by Nasdaq, Inc., Clean Edge, Inc. ("Clean Edge") or their affiliates (Nasdaq, Inc. and its affiliates, collectively, the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the Fund. The Corporations neither recommend nor endorse any investment in the Index. The Corporations make no warranties and bear no liability with respect to the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                  54.90%
Information Technology                       31.26
Utilities                                    11.84
Consumer Discretionary                        2.00
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Schneider Electric SE                         8.41%
Red Electrica Corp. S.A.                      8.26
Prysmian S.p.A.                               8.08
ABB Ltd.                                      8.04
Quanta Services, Inc.                         7.75
Advanced Energy Industries, Inc.              4.30
MYR Group, Inc.                               4.26
General Cable Corp.                           4.19
Badger Meter, Inc.                            3.91
SolarEdge Technologies, Inc.                  3.67
                                            -------
     Total                                   60.87%
                                            =======

                                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                          NOVEMBER 16, 2009 - MARCH 31, 2017

            First Trust NASDAQ(R)         NASDAQ OMX(R) Clean             Russell     S&P Composite         MSCI World
            Clean Edge(R) Smart Grid      Edge(R) Smart Grid              3000(R)     1500 Industrials      Industrials
            Infrastructure Index Fund     Infrastructure Index(SM)        Index       Index                 Index
            -------------------------     ---------------------------     -------     -----------------     -----------
11/16/09    $10,000                       $10,000                         $10,000     $10,000               $10,000
3/31/10      10,257                        10,297                          10,731      11,205                10,814
9/30/10      10,154                        10,236                          10,614      11,249                10,997
3/31/11      11,775                        11,912                          12,600      13,832                13,106
9/30/11       8,161                         8,341                          10,672      10,743                10,174
3/31/12       9,553                         9,741                          13,505      14,081                12,572
9/30/12       9,860                        10,103                          13,895      14,004                12,302
3/31/13      10,996                        11,314                          15,472      16,373                14,134
9/30/13      11,678                        12,082                          16,896      18,307                15,769
3/31/14      13,450                        13,973                          18,971      20,766                17,193
9/30/14      12,401                        12,931                          19,897      21,102                17,057
3/31/15      12,583                        13,168                          21,316      22,495                17,657
9/30/15      11,164                        11,698                          19,798      20,347                15,868
3/31/16      12,302                        12,977                          21,243      22,980                17,523
9/30/16      14,035                        14,828                          22,760      24,368                18,713
3/31/17      15,064                        15,986                          25,079      27,424                20,425


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2011 through March 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/11 - 9/30/12         22          7          0          1           187         34          0          0
10/1/12 - 9/30/13         26         17          0          0           154         53          0          0
10/1/13 - 9/30/14        186         15          0          0            44          7          0          0
10/1/14 - 9/30/15         72         28         13          2            99         32          4          2
10/1/15 - 9/30/16         68         48          2          0            98         37          0          0
10/1/16 - 3/31/17         70         23          2          5            23          2          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

First Trust Indxx Global Natural Resources Income ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Global Natural Resources Income Index (the "Index"). The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FTRI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The Index is a 50-stock free float adjusted market capitalization weighted index designed to measure the market performance of the 50 highest dividend yielding companies involved in the upstream (i.e., generally exploration and production) segment of the natural resources sector.

----------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL                 CUMULATIVE
                                                                       TOTAL RETURNS                TOTAL RETURNS
                                             6 Months   1 Year    5 Years      Inception       5 Years      Inception
                                              Ended      Ended     Ended       (3/11/10)        Ended       (3/11/10)
                                             3/31/17    3/31/17   3/31/17      to 3/31/17      3/31/17      to 3/31/17
FUND PERFORMANCE
 NAV                                           6.85%    14.52%    -16.58%       -10.88%        -59.60%       -55.63%
 Market Price                                  7.22%    15.71%    -16.51%       -10.82%        -59.43%       -55.42%

INDEX PERFORMANCE
 Indxx Global Natural Resources Income
    Index*                                     7.28%    15.72%        N/A           N/A            N/A           N/A
 MSCI All Country World Materials Index       10.99%    25.74%      0.60%         1.16%          3.03%         8.48%
 MSCI All Country World Index                  8.18%    15.04%      8.37%         8.01%         49.49%        72.19%
----------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

* Effective on the close of business December 18, 2015, the Fund's underlying index changed from the ISE Global Copper(TM) Index to the Indxx Global Natural Resources Income Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance the Fund, based on its current Index, would have generated. Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

-----------------------------
"Indxx" and "Indxx Global Natural Resources Income Index" are trademarks of Indxx, LLC and have been licensed for use for certain purposes by First Trust. First Trust Indxx Global Natural Resources Income ETF is based on the Index and is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Energy                                       57.66%
Materials                                    34.27
Utilities                                     7.71
Consumer Staples                              0.36
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Royal Dutch Shell PLC, Class A, ADR          10.07%
TOTAL S.A., ADR                               9.99
Exxon Mobil Corp.                             9.87
Chevron Corp.                                 9.55
LUKOIL PJSC                                   4.47
Gazprom PJSC                                  4.43
International Paper Co.                       4.37
CNOOC Ltd., ADR                               4.03
POSCO, ADR                                    3.71
Potash Corp. of Saskatchewan, Inc.            3.03
                                            -------
     Total                                   63.52%
                                            =======

                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            MARCH 11, 2010 - MARCH 31, 2017

                                              MSCI All
            First Trust Indxx Global          Country World        MSCI All
            Natural Resources Income ETF      Materials Index      Country World Index
            -----------------------------     ----------------     ---------------------
3/11/10     $10,000                           $10,000              $10,000
3/31/10      10,297                            10,291               10,172
9/30/10      11,208                            10,440               10,220
3/31/11      14,567                            12,429               11,604
9/30/11       8,910                             9,096                9,606
3/31/12      10,984                            10,529               11,519
9/30/12      10,141                            10,066               11,621
3/31/13       9,256                            10,081               12,731
9/30/13       8,087                            10,105               13,683
3/31/14       8,027                            10,600               14,841
9/30/14       7,893                            10,309               15,230
3/31/15       6,189                             9,852               15,646
9/30/15       4,144                             7,880               14,216
3/31/16       3,874                             8,628               14,967
9/30/16       4,152                             9,775               15,916
3/31/17       4,436                            10,849               17,218


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2011 through March 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/11 - 9/30/12         57         23          4          1           126         40          0          0
10/1/12 - 9/30/13        100         25          1          0           100         23          0          1
10/1/13 - 9/30/14         82          7          0          0           135         25          3          0
10/1/14 - 9/30/15        104         14          2          0           119         13          0          0
10/1/15 - 9/30/16         74         21          2          1           114         31         10          0
10/1/16 - 3/31/17         48          3          0          0            74          0          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

First Trust Indxx Global Agriculture ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Global Agriculture Index (the "Index"). The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FTAG." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The Index is a market capitalization weighted index designed to measure the performance of companies that are directly or indirectly engaged in improving agricultural yields. The Index is comprised of farmland companies and firms involved in chemicals and fertilizers, seeds, irrigation equipment, and farm machinery.

----------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL                 CUMULATIVE
                                                                       TOTAL RETURNS                TOTAL RETURNS
                                             6 Months   1 Year    5 Years      Inception       5 Years      Inception
                                              Ended      Ended     Ended       (3/11/10)        Ended       (3/11/10)
                                             3/31/17    3/31/17   3/31/17      to 3/31/17      3/31/17      to 3/31/17
FUND PERFORMANCE
 NAV                                          14.82%    20.41%    -22.97%       -21.68%        -72.89%       -82.17%
 Market Price                                 14.87%    22.24%    -23.09%       -21.68%        -73.10%       -82.16%

INDEX PERFORMANCE
 Indxx Global Agriculture Index*              15.48%    21.48%      N/A            N/A           N/A            N/A
 MSCI All Country World Index                  8.18%    15.04%     8.37%          8.01%         49.49%        72.19%
 MSCI All Country World Materials Index       10.99%    25.74%     0.60%          1.16%          3.03%         8.48%
----------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

* Effective on the close of business December 18, 2015, the Fund's underlying index changed from the ISE Global Platinum(TM) Index to the Indxx Global Agriculture Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance the Fund, based on its current Index, would have generated. Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

-----------------------------
"Indxx" and "Indxx Global Agriculture Index" are trademarks of Indxx, LLC and have been licensed for use for certain purposes by First Trust. First Trust Indxx Global Agriculture ETF is based on the Index and is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Materials                                    69.21%
Industrials                                  12.96
Health Care                                  10.04
Consumer Staples                              5.61
Consumer Discretionary                        2.18
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
BASF SE                                      10.15%
Bayer AG                                     10.04
E.I. du Pont de Nemours and Co.               9.82
Dow Chemical (The) Co.                        9.79
Syngenta AG                                   4.49
Monsanto Co.                                  4.40
Deere & Co.                                   4.37
Kubota Corp.                                  3.31
Wilmar International Ltd.                     2.86
Evonik Industries AG                          2.69
                                            -------
     Total                                   61.92%
                                            =======

                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          MARCH 11, 2010 - MARCH 31, 2017

            First Trust Indxx          MSCI All Country       MSCI All Country
            Global Agriculture ETF     World Index            World Materials Index
            ----------------------     ------------------     ---------------------
3/11/10     $10,000                    $10,000                $10,000
3/31/10      10,337                     10,172                 10,291
9/30/10       9,794                     10,220                 10,440
3/31/11      10,930                     11,604                 12,429
9/30/11       6,416                      9,606                  9,096
3/31/12       6,576                     11,519                 10,529
9/30/12       4,871                     11,621                 10,066
3/31/13       4,667                     12,731                 10,081
9/30/13       4,392                     13,683                 10,105
3/31/14       4,363                     14,841                 10,600
9/30/14       3,924                     15,230                 10,309
3/31/15       3,248                     15,646                  9,852
9/30/15       1,915                     14,216                  7,880
3/31/16       1,480                     14,967                  8,628
9/30/16       1,552                     15,916                  9,775
3/31/17       1,782                     17,218                 10,849


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2011 through March 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/11 - 9/30/12         67         41         20          1            71         45          5          1
10/1/12 - 9/30/13         74         57         14          0            71         32          2          0
10/1/13 - 9/30/14        103         36          9          0            56         35         12          1
10/1/14 - 9/30/15         96         52          7          1            55         38          3          0
10/1/15 - 9/30/16         37         20         15         16            72         47         22         24
10/1/16 - 3/31/17         54          0          0          0            67          2          2          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK)

The First Trust BICK Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE BICK(TM) (Brazil, India, China, South Korea) Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "BICK." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index.

The Index was developed and is owned by International Securities Exchange, LLC ("ISE"). ISE has contracted with Standard & Poor's Dow Jones Indices to calculate and maintain the Index. The Index is designed to provide a benchmark for investors interested in tracking some of the largest and most liquid public companies that are domiciled in Brazil, India, China (including Hong Kong) and South Korea that are accessible for investment by U.S. investors.

----------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL                 CUMULATIVE
                                                                       TOTAL RETURNS                TOTAL RETURNS
                                             6 Months   1 Year    5 Years      Inception       5 Years      Inception
                                              Ended      Ended     Ended       (4/12/10)        Ended       (4/12/10)
                                             3/31/17    3/31/17   3/31/17      to 3/31/17      3/31/17      to 3/31/17
FUND PERFORMANCE
 NAV                                          8.48%     25.07%     0.52%         -1.14%         2.63%         -7.67%
 Market Price                                 8.25%     24.62%     0.22%         -1.21%         1.13%         -8.16%

INDEX PERFORMANCE
 ISE BICK(TM) Index                           9.00%     25.61%     1.33%         -0.34%         6.82%         -2.38%
 MSCI All Country World Index                 8.18%     15.04%     8.37%          7.46%        49.49%         65.10%
 MSCI Emerging Markets Index                  6.80%     17.22%     0.81%          1.25%         4.09%          9.03%
----------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
"International Securities Exchange(R)", "ISE(R)" and "ISE BICK(TM) Index" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE BICK(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   26.59%
Information Technology                       19.36
Consumer Discretionary                       15.36
Materials                                    10.46
Energy                                        9.18
Consumer Staples                              6.52
Industrials                                   4.90
Health Care                                   4.72
Telecommunication Services                    1.01
Utilities                                     0.96
Real Estate                                   0.94
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Vedanta Ltd., ADR                             2.10%
State Bank of India, GDR                      2.10
Reliance Industries Ltd., GDR                 2.06
MakeMyTrip Ltd.                               2.00
Tata Motors Ltd., ADR                         2.00
HDFC Bank Ltd., ADR                           1.98
ICICI Bank Ltd., ADR                          1.98
Wipro Ltd., ADR                               1.97
Infosys Ltd., ADR                             1.97
WNS (Holdings) Ltd., ADR                      1.91
                                            -------
     Total                                   20.07%
                                            =======

                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          APRIL 12, 2010 - MARCH 31, 2017

            First Trust BICK     ISE BICK(TM)     MSCI All Country     MSCI Emerging
            Index Fund           Index            World Index          Markets Index
            ----------------     ------------     ----------------     -------------
4/12/10     $10,000              $10,000          $10,000              $10,000
9/30/10      10,417               10,488            9,800               10,487
3/31/11      11,231               11,311           11,127               11,486
9/30/11       7,586                7,795            9,211                8,793
3/31/12       8,996                9,139           11,045               10,475
9/30/12       8,328                8,515           11,143               10,282
3/31/13       8,480                8,665           12,207               10,656
9/30/13       8,385                8,681           13,119               10,383
3/31/14       8,808                9,127           14,231               10,527
9/30/14       9,050                9,432           14,604               10,829
3/31/15       8,497                8,920           15,003               10,572
9/30/15       6,865                7,163           13,632                8,740
3/31/16       7,383                7,773           14,352                9,300
9/30/16       8,512                8,958           15,262               10,207
3/31/17       9,234                9,764           16,510               10,901


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2011 through March 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/11 - 9/30/12         87         30          2          1            85         45          1          0
10/1/12 - 9/30/13         26          7          0          0           135         77          5          0
10/1/13 - 9/30/14         28          1          0          0           131         82         10          0
10/1/14 - 9/30/15         38          6          0          0           116         79         13          0
10/1/15 - 9/30/16         34          0          0          0           113         97          8          1
10/1/16 - 3/31/17          1          0          0          0            40         75          9          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE)

The First Trust Nasdaq Smartphone Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq CTA Smartphone Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FONE." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities included in the Index.

The Index is owned by Nasdaq, Inc. (the "Index Provider"). The Index Provider and the Consumer Technology Association have jointly developed the eligibility and selection criteria and rules for the Index. The Index is designed to track the performance of companies engaged in the smartphone segment of the telecommunications and technology sectors. To be eligible for the Index, issuers of the securities must be identified as being engaged in the smartphone industry by the Consumer Technology Association. Component securities must be listed on an index-eligible global stock exchange, as determined by the Index Provider, have a minimum worldwide market capitalization of $250 million and a minimum three-month average daily dollar trading volume of $1 million.

----------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL                 CUMULATIVE
                                                                       TOTAL RETURNS                TOTAL RETURNS
                                             6 Months   1 Year    5 Years      Inception       5 Years      Inception
                                              Ended      Ended     Ended       (2/17/11)        Ended       (2/17/11)
                                             3/31/17    3/31/17   3/31/17      to 3/31/17      3/31/17      to 3/31/17
FUND PERFORMANCE
 NAV                                          12.95%    25.76%    12.26%          8.50%        78.30%         64.72%
 Market Price                                 13.51%    26.32%    12.29%          8.52%        78.55%         64.89%

INDEX PERFORMANCE
 Nasdaq CTA Smartphone Index(SM)              13.65%    26.75%    13.29%          9.49%        86.64%         74.09%
 MSCI World Index                              8.35%    14.77%     9.37%          7.42%        56.46%         54.96%
 MSCI All Country World Information
    Technology Index                          12.01%    24.93%    12.85%         11.74%        83.03%         97.18%
----------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or their affiliates (Nasdaq, Inc. and its affiliates, collectively, the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the Fund. The Corporations neither recommend nor endorse any investment in the Index. The Corporations make no warranties and bear no liability with respect to the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       73.87%
Telecommunication Services                    9.15
Consumer Discretionary                        8.99
Real Estate                                   3.86
Industrials                                   2.19
Health Care                                   1.94
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
LG Electronics, Inc.                          3.31%
BlackBerry Ltd.                               3.21
Celestica, Inc.                               3.17
Wistron Corp.                                 3.16
Sony Corp.                                    3.15
Samsung Electronics Co., Ltd.                 3.13
Nokia OYJ, ADR                                3.04
Apple, Inc.                                   3.03
Sanmina Corp.                                 3.01
Benchmark Electronics, Inc.                   2.95
                                            -------
     Total                                   31.16%
                                            =======

                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    FEBRUARY 17, 2011 - MARCH 31, 2017

            First Trust Nasdaq         Nasdaq CTA               MSCI World     MSCI All Country World
            Smartphone Index Fund      Smartphone Index(SM)     Index          Information Technology Index
            ----------------------     --------------------     ----------     ----------------------------
2/17/11     $10,000                    $10,000                  $10,000        $10,000
3/31/11       9,433                      9,403                    9,849          9,547
9/30/11       7,503                      7,595                    8,251          8,390
3/31/12       9,238                      9,328                    9,904         10,774
9/30/12       7,805                      7,925                   10,032         10,566
3/31/13       9,021                      9,180                   11,077         10,774
9/30/13      10,975                     11,245                   12,059         11,756
3/31/14      12,117                     12,470                   13,188         13,356
9/30/14      12,748                     13,187                   13,530         14,502
3/31/15      13,920                     14,460                   13,983         15,485
9/30/15      12,194                     12,706                   12,842         14,328
3/31/16      13,098                     13,739                   13,501         15,785
9/30/16      14,585                     15,318                   14,300         17,605
3/31/17      16,474                     17,409                   15,494         19,719


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2011 through March 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/11 - 9/30/12         54         12          0          0           141         44          0          0
10/1/12 - 9/30/13         85         13          0          0           109         43          0          0
10/1/13 - 9/30/14        139         12          0          0            86         14          1          0
10/1/14 - 9/30/15        123          4          0          0           118          7          0          0
10/1/15 - 9/30/16         19          0          0          0           164         67          3          0
10/1/16 - 3/31/17         12          0          0          0            90         22          1          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

The First Trust NASDAQ Global Auto Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX Global Auto Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "CARZ." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index.

The Index is owned and was developed by Nasdaq, Inc. (the "Index Provider"). The Index Provider has contracted with Standard & Poor's Dow Jones Indices to calculate and maintain the Index. The Index is designed to track the performance of the largest and most liquid companies engaged in manufacturing of automobiles. To be eligible for the Index, component securities must be listed on an index-eligible global stock exchange, as determined by the Index Provider, have a minimum float-adjusted worldwide market capitalization of at least $500 million and a minimum three-month average daily dollar trading volume of $1 million.

----------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL                 CUMULATIVE
                                                                       TOTAL RETURNS                TOTAL RETURNS
                                             6 Months   1 Year    5 Years      Inception       5 Years      Inception
                                              Ended      Ended     Ended        (5/9/11)        Ended        (5/9/11)
                                             3/31/17    3/31/17   3/31/17      to 3/31/17      3/31/17      to 3/31/17
FUND PERFORMANCE
 NAV                                           9.18%    10.69%     7.02%         4.67%         40.36%         30.88%
 Market Price                                  9.98%    11.37%     6.96%         4.71%         39.97%         31.18%

INDEX PERFORMANCE
 NASDAQ OMX Global Auto Index(SM)             10.37%    11.54%     7.93%         5.68%         46.42%         38.51%
 MSCI World Index                              8.35%    14.77%     9.37%         7.67%         56.46%         54.60%
----------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or their affiliates (Nasdaq, Inc. and its affiliates, collectively, the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the Fund. The Corporations neither recommend nor endorse any investment in the Index. The Corporations make no warranties and bear no liability with respect to the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                       99.45%
Industrials                                   0.55
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Daimler AG                                    8.13%
Honda Motor Co., Ltd.                         7.76
General Motors Co.                            7.71
Toyota Motor Corp.                            7.66
Ford Motor Co.                                7.46
Tesla, Inc.                                   4.47
Hyundai Motor Co.                             4.28
Suzuki Motor Corp.                            4.25
Bayerische Motoren Werke AG                   4.09
Volkswagen AG (Preference Shares)             3.94
                                            -------
     Total                                   59.75%
                                            =======

               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      MAY 9, 2011 - MARCH 31, 2017

           First Trust NASDAQ         NASDAQ OMX               MSCI World
           Global Auto Index Fund     Global Auto Index(SM)    Index
           ----------------------     --------------------     ----------
5/9/11     $10,000                    $10,000                  $10,000
9/30/11      7,545                      7,717                    8,232
3/31/12      9,324                      9,459                    9,881
9/30/12      8,282                      8,439                   10,009
3/31/13     10,210                     10,402                   11,052
9/30/13     13,205                     13,581                   12,032
3/31/14     13,593                     14,039                   13,158
9/30/14     13,085                     13,556                   13,499
3/31/15     14,034                     14,601                   13,951
9/30/15     11,727                     12,208                   12,813
3/31/16     11,826                     12,418                   13,470
9/30/16     11,990                     12,550                   14,267
3/31/17     13,088                     13,851                   15,460


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2011 through March 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/11 - 9/30/12        103         30          0          1            91         24          1          1
10/1/12 - 9/30/13         97         77         16          0            50         10          0          0
10/1/13 - 9/30/14        133         17          0          0            88         14          0          0
10/1/14 - 9/30/15         90         12          1          1           129         19          0          0
10/1/15 - 9/30/16         78          7          2          0           118         42          5          1
10/1/16 - 3/31/17         48          4          0          0            57         15          1          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

The First Trust Cloud Computing ETF (the "Fund"), formerly the First Trust ISE Cloud Computing Index Fund, seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Cloud Computing(TM) Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "SKYY." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index.

The Index is owned and was developed by International Securities Exchange, LLC (the "Index Provider"). The Index Provider has contracted with Standard & Poor's Dow Jones Indices to calculate and maintain the Index. To be eligible for the Index, a security must be engaged in a business activity supporting or utilizing the cloud computing space. Component securities must have a market capitalization of at least $100 million.

----------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL                 CUMULATIVE
                                                                       TOTAL RETURNS                TOTAL RETURNS
                                             6 Months   1 Year    5 Years      Inception       5 Years      Inception
                                              Ended      Ended     Ended        (7/5/11)        Ended        (7/5/11)
                                             3/31/17    3/31/17   3/31/17      to 3/31/17      3/31/17      to 3/31/17
FUND PERFORMANCE
 NAV                                          13.31%    31.12%    12.83%         12.23%        82.89%         93.93%
 Market Price                                 13.37%    31.28%    12.85%         12.24%        82.99%         94.03%

INDEX PERFORMANCE
 ISE Cloud Computing(TM) Index                12.62%    30.71%    13.37%         12.77%        87.29%         99.30%
 S&P 500(R) Index                             10.12%    17.17%    13.30%         12.82%        86.71%         99.81%
 S&P Composite 1500 Information
    Technology Index                          14.02%    25.43%    14.57%         15.78%        97.40%        131.72%
----------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Cloud Computing(TM) Index" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Cloud Computing(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R), and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CLOUD COMPUTING ETF (SKYY) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       85.45%
Consumer Discretionary                        9.76
Real Estate                                   4.79
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Netflix, Inc.                                 4.98%
Facebook, Inc., Class A                       4.92
SAP SE, ADR                                   4.82
salesforce.com, Inc.                          4.80
Equinix, Inc.                                 4.79
Amazon.com, Inc.                              4.78
NetApp, Inc.                                  4.76
VMware, Inc., Class A                         4.74
Cisco Systems, Inc.                           4.66
Open Text Corp.                               4.61
                                            -------
     Total                                   47.86%
                                            =======

                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      JULY 5, 2011 - MARCH 31, 2017

            First Trust Cloud         ISE Cloud                   S&P 500(R)  S&P Composite 1500
            Computing ETF             Computing(TM) Index         Index       Information Technology Index
            ---------------------     -----------------------     -------     ----------------------------
7/5/11      $10,000                   $10,000                     $10,000     $10,000
9/30/11       7,902                     7,909                       8,501       8,886
3/31/12      10,604                    10,641                      10,702      11,739
9/30/12       9,864                     9,934                      11,068      11,695
3/31/13      10,531                    10,640                      12,196      11,682
9/30/13      12,214                    12,376                      13,209      12,718
3/31/14      13,390                    13,612                      14,861      14,655
9/30/14      13,581                    13,852                      15,815      16,153
3/31/15      14,551                    14,885                      16,753      17,253
9/30/15      13,994                    14,354                      15,718      16,547
3/31/16      14,781                    15,247                      17,052      18,475
9/30/16      17,114                    17,697                      18,143      20,324
3/31/17      19,392                    19,930                      19,979      23,173


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2011 through March 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/11 - 9/30/12        126         13          2          0           102          8          0          0
10/1/12 - 9/30/13        134         27          0          0            71         17          1          0
10/1/13 - 9/30/14        191         18          0          0            38          5          0          0
10/1/14 - 9/30/15        193          9          0          0            48          2          0          0
10/1/15 - 9/30/16        146          1          0          0           106          0          0          0
10/1/16 - 3/31/17         95          0          0          0            29          1          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)

First Trust International IPO ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the IPOX International Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FPXI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by IPOX(R) Schuster LLC (the "Index Provider"). The Index is a market-cap weighted portfolio measuring the performance of the top 50 non-U.S. companies, including companies domiciled in emerging markets, ranked quarterly by market capitalization in the IPOX(R) Global Composite Index. The Index includes the 50 largest and typically most liquid initial public offerings ("IPOs") and spin-offs of companies legally domiciled outside the United States that trade on an accessible global stock exchange.

----------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL          CUMULATIVE
                                                                                TOTAL RETURNS         TOTAL RETURNS
                                             6 Months Ended   1 Year Ended   Inception (11/4/14)   Inception (11/4/14)
                                                3/31/17         3/31/17          to 3/31/17            to 3/31/17
FUND PERFORMANCE
 NAV                                             5.10%           11.83%            -0.36%                -0.87%
 Market Price                                    4.45%           11.24%            -0.42%                -1.02%

INDEX PERFORMANCE
 IPOX International Index                        5.76%           12.47%             0.29%                 0.71%
 MSCI World Index Ex-US                          6.42%           11.93%             2.08%                 5.06%
----------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
IPOX(R) IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX(R) SCHUSTER LLC AND IPOX(R) SCHUSTER, IPOX(R)-100 AND IPOX(R)-30 ARE TRADEMARKS AND SERVICE MARKS OF IPOX(R) SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX(R) SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT.

The Fund is not sponsored, endorsed, sold or promoted by IPOX(R). IPOX(R) makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX(R)'s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX(R) and of the U.S. IPOX(R) International Index, which is determined, composed and calculated by IPOX(R) without regard to First Trust or the Fund.

A patent with respect to the IPOX(R) index methodology has been issued (U.S. Pat. No. 7,698,197). IPOX(R) is a registered international trademark of IPOX(R) Schuster LLC (www.ipoxschuster.com).

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL IPO ETF (FPXI) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   39.26%
Consumer Discretionary                       16.12
Information Technology                       15.54
Industrials                                  12.38
Utilities                                     6.31
Consumer Staples                              3.67
Materials                                     3.65
Health Care                                   2.45
Energy                                        0.62
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Alibaba Group Holding Ltd., ADR              10.15%
Japan Post Holdings Co., Ltd.                 7.64
Japan Post Bank Co., Ltd.                     7.55
Postal Savings Bank of China Co.
   Ltd., Class H                              6.84
JD.com, Inc., ADR                             6.04
Recruit Holdings Co., Ltd.                    3.93
Altice N.V., Class A                          3.81
Aena S.A.                                     3.23
ABN AMRO Group N.V., CVA                      3.10
BB Seguridade Participacoes S.A.              2.55
                                            -------
     Total                                   54.84%
                                            =======

              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   NOVEMBER 4, 2014 - MARCH 31, 2017

            First Trust International   IPOX International   MSCI World
            IPO ETF                     Index                Index Ex-US
            -------------------------   ------------------   -----------
11/4/14     $10,000                     $10,000              $10,000
3/31/15       9,798                       9,813               10,252
9/30/15       8,526                       8,522                9,212
3/31/16       8,864                       8,954                9,386
9/30/16       9,432                       9,523                9,872
3/31/17       9,913                      10,072               10,506


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 5, 2014 (commencement of trading) through March 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
11/5/14 - 9/30/15         90         11          1          0           117          8          0          1
10/1/15 - 9/30/16        109         30          0          0            86         28          0          0
10/1/16 - 3/31/17         52         15          0          0            47         10          1          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

The First Trust Nasdaq Cybersecurity ETF (the "Fund") is an exchange-traded fund that seeks investment results that correspond generally to the price and yield, before the Fund's fees and expenses, of an equity index called the Nasdaq CTA Cybersecurity Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "CIBR." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts that comprise the Index. The Index is owned by Nasdaq, Inc. (the "Index Provider"). The Index Provider and the Consumer Technology Association ("CTA") have jointly developed the eligibility and selection criteria and rules for the Index. The Index will include securities of companies classified as "cybersecurity" companies by the CTA.

----------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL          CUMULATIVE
                                                                                TOTAL RETURNS         TOTAL RETURNS
                                             6 Months Ended   1 Year Ended   Inception (7/6/15)    Inception (7/6/15)
                                                3/31/17         3/31/17          to 3/31/17            to 3/31/17
FUND PERFORMANCE
 NAV                                              9.73%          27.90%             5.60%                 9.92%
 Market Price                                     9.62%          27.86%             5.54%                 9.82%

INDEX PERFORMANCE
 Nasdaq CTA Cybersecurity Index(SM)              10.13%          28.84%             6.42%                11.39%
 S&P 500(R) Index                                10.12%          17.17%            10.32%                18.57%
 S&P Composite 1500 Information
    Technology Index                             14.02%          25.43%            18.23%                33.71%
----------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

-----------------------------
The First Trust Nasdaq Cybersecurity ETF is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or their affiliates (Nasdaq, Inc. and its affiliates, collectively, the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the First Trust Nasdaq Cybersecurity ETF. The Corporations neither recommend nor endorse any investment in the Index. The Corporations make no warranties and bear no liability with respect to the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       90.07%
Industrials                                   9.93
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Symantec Corp.                                6.51%
Check Point Software Technologies Ltd.        6.29
Cisco Systems, Inc.                           5.99
Akamai Technologies, Inc.                     5.78
Palo Alto Networks, Inc.                      4.49
Ahnlab, Inc.                                  4.35
Verint Systems, Inc.                          3.48
FireEye, Inc.                                 3.39
Varonis Systems, Inc.                         3.32
Qualys, Inc.                                  3.28
                                            -------
     Total                                   46.88%
                                            =======

                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                        JULY 6, 2015 - MARCH 31, 2017

            First Trust Nasdaq        Nasdaq CTA                  S&P 500(R)     S&P Composite 1500
            Cybersecurity ETF         Cybersecurity Index(SM)     Index          Information Technology Index
            ---------------------     -----------------------     ----------     ----------------------------
7/6/15      $10,000                   $10,000                     $10,000        $10,000
9/30/15       8,575                     8,585                       9,328          9,547
3/31/16       8,595                     8,645                      10,120         10,659
9/30/16      10,018                    10,113                      10,768         11,726
3/31/17      10,993                    11,137                      11,858         13,370


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 7, 2015 (commencement of trading) through March 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
7/7/15 - 9/30/15          49          7          1          0             4          0          0          0
10/1/15 - 9/30/16        140          0          0          0           113          0          0          0
10/1/16 - 3/31/17        111          1          0          0            13          0          0          0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. For certain Funds, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
MARCH 31, 2017 (UNAUDITED)

As a shareholder of First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, First Trust Global Engineering and Construction ETF, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust BICK Index Fund, First Trust Nasdaq Smartphone Index Fund, First Trust NASDAQ Global Auto Index Fund, First Trust Cloud Computing ETF, First Trust International IPO ETF or First Trust Nasdaq Cybersecurity ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO
                                                     BEGINNING            ENDING         BASED ON THE         EXPENSES PAID
                                                   ACCOUNT VALUE      ACCOUNT VALUE        SIX-MONTH            DURING THE
                                                  OCTOBER 1, 2016     MARCH 31, 2017      PERIOD (a)       SIX-MONTH PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)
Actual                                               $1,000.00          $1,049.90            0.60%                $3.07
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94            0.60%                $3.02

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)
Actual                                               $1,000.00          $  963.70            0.60%                $2.94
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94            0.60%                $3.02

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)
Actual                                               $1,000.00          $1,055.60            0.58%                $2.97
Hypothetical (5% return before expenses)             $1,000.00          $1,022.04            0.58%                $2.92

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)
Actual                                               $1,000.00          $  993.10            0.60%                $2.98
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94            0.60%                $3.02

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)
Actual                                               $1,000.00          $1,073.10            0.70%                $3.62
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%                $3.53

FIRST TRUST EXCHANGE-TRADED FUND II

MARCH 31, 2017 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO
                                                     BEGINNING            ENDING         BASED ON THE         EXPENSES PAID
                                                   ACCOUNT VALUE      ACCOUNT VALUE        SIX-MONTH            DURING THE
                                                  OCTOBER 1, 2016     MARCH 31, 2017      PERIOD (a)       SIX-MONTH PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)
Actual                                               $1,000.00          $1,073.30            0.70%                $3.62
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%                $3.53

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)
Actual                                               $1,000.00          $1,068.50            0.70%                $3.61
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%                $3.53

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)
Actual                                               $1,000.00          $1,148.20            0.70%                $3.75
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%                $3.53

FIRST TRUST BICK INDEX FUND (BICK)
Actual                                               $1,000.00          $1,084.80            0.64%                $3.33
Hypothetical (5% return before expenses)             $1,000.00          $1,021.74            0.64%                $3.23

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE)
Actual                                               $1,000.00          $1,129.50            0.70%                $3.72
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%                $3.53

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)
Actual                                               $1,000.00          $1,091.80            0.70%                $3.65
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%                $3.53

FIRST TRUST CLOUD COMPUTING ETF (SKYY)
Actual                                               $1,000.00          $1,133.10            0.60%                $3.19
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94            0.60%                $3.02

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)
Actual                                               $1,000.00          $1,051.00            0.70%                $3.58
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%                $3.53

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)
Actual                                               $1,000.00          $1,097.30            0.60%                $3.14
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94            0.60%                $3.02


(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in the Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (October 1, 2016 through March 31, 2017), multiplied by 182/365 (to reflect the one-half year period).

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.5%
             BELGIUM -- 3.1%
     294,461 Proximus SADP                     $   9,240,191
                                               -------------
             FINLAND -- 4.3%
     812,874 Fortum OYJ                           12,860,229
                                               -------------
             FRANCE -- 20.7%
     198,372 Casino Guichard Perrachon S.A.       11,095,440
     370,953 CNP Assurances                        7,550,602
     112,717 Fonciere des Regions                  9,416,532
     213,626 SCOR SE                               8,074,387
     174,683 Societe Generale S.A.                 8,861,056
     173,154 TOTAL S.A.                            8,758,558
      33,897 Unibail-Rodamco SE                    7,922,969
                                               -------------
                                                  61,679,544
                                               -------------
             GERMANY -- 7.8%
      44,553 Allianz SE                            8,253,460
     187,423 Deutsche Post AG                      6,419,185
      43,758 Muenchener Rueckversicherungs-
                Gesellschaft AG in Muenchen        8,561,327
                                               -------------
                                                  23,233,972
                                               -------------
             ITALY -- 7.4%
     620,320 Assicurazioni Generali S.p.A.         9,860,215
   2,809,837 Snam S.p.A.                          12,152,040
                                               -------------
                                                  22,012,255
                                               -------------
             NETHERLANDS -- 3.1%
     261,519 Boskalis Westminster                  9,018,329
                                               -------------
             SPAIN -- 2.7%
   1,308,394 Banco Santander S.A.                  8,018,865
                                               -------------
             SWEDEN -- 2.8%
     753,664 Skandinaviska Enskilda Banken
                AB, Class A                        8,385,586
                                               -------------
             SWITZERLAND -- 14.9%
      78,504 PSP Swiss Property AG                 7,143,852
     116,503 Swiss Prime Site AG                  10,252,822
      92,911 Swiss Re AG                           8,343,578
      17,353 Swisscom AG                           8,005,612
      39,813 Zurich Insurance Group AG            10,628,459
                                               -------------
                                                  44,374,323
                                               -------------
             UNITED KINGDOM -- 32.7%
     196,843 AstraZeneca PLC                      12,115,407
   1,017,568 BAE Systems PLC                       8,191,285
   1,123,649 easyJet PLC                          14,444,201
     562,141 GlaxoSmithKline PLC                  11,687,941
   3,227,067 J Sainsbury PLC                      10,686,134
     617,137 Royal Dutch Shell PLC, Class B       16,890,757
     740,937 SSE PLC                              13,701,974
     776,674 United Utilities Group PLC            9,667,677
                                               -------------
                                                  97,385,376
                                               -------------
             TOTAL INVESTMENTS -- 99.5%          296,208,670
             (Cost $298,345,708) (b)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.5%                1,518,793
                                               -------------
             NET ASSETS -- 100.0%              $ 297,727,463
                                               =============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,289,009 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,426,047.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1        LEVEL 2        LEVEL 3
                       -------------------------------------------
Common Stocks*         $296,208,670  $          --  $           --
                       ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2017, the Fund transferred common stocks valued at $152,139,911 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange ("NYSE") close on September 30, 2016, exceeding a certain threshold.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
------------------------------------------------------------
Euro                                                49.3%
British Pound Sterling                              32.9
Swiss Franc                                         15.0
Swedish Krona                                        2.8
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 35

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.2%
             AUSTRALIA -- 6.0%
     196,196 BGP Holdings PLC (b) (c) (d)      $           0
      22,201 BWP Trust                                48,340
      15,331 Charter Hall Retail REIT                 50,834
      67,054 Cromwell Property Group                  48,924
      44,147 Dexus Property Group                    329,526
      80,868 Goodman Group                           478,202
      81,618 GPT Group (The)                         321,134
      25,690 Investa Office Fund                      93,229
     168,310 Mirvac Group                            281,610
     232,435 Scentre Group                           761,820
      33,776 Shopping Centres Australasia
                Property Group                        57,803
     108,777 Stockland                               385,610
     149,414 Vicinity Centres                        323,051
      87,885 Westfield Corp.                         596,240
                                               -------------
                                                   3,776,323
                                               -------------
             AUSTRIA -- 0.3%
       4,303 BUWOG AG                                108,564
       3,157 CA Immobilien Anlagen AG                 69,362
                                               -------------
                                                     177,926
                                               -------------
             BELGIUM -- 0.5%
         728 Aedifica S.A.                            54,838
         884 Befimmo S.A.                             50,227
         917 Cofinimmo S.A.                          104,772
         687 Intervest Offices & Warehouses
                N.V.                                  17,436
          90 Leasinvest Real Estate S.C.A.            10,072
         238 Retail Estates N.V.                      19,525
         747 Warehouses De Pauw C.V.A                 69,554
          98 Wereldhave Belgium N.V.                  10,768
                                               -------------
                                                     337,192
                                               -------------
             BERMUDA -- 0.8%
      53,422 Hongkong Land Holdings Ltd.             410,815
      27,082 Kerry Properties Ltd.                    93,915
                                               -------------
                                                     504,730
                                               -------------
             CANADA -- 2.9%
       3,852 Allied Properties Real Estate
                Investment Trust                     104,537
       6,836 Artis Real Estate Investment
                Trust                                 68,008
       1,739 Boardwalk Real Estate Investment
                Trust                                 61,683
       6,153 Canadian Apartment Properties
                REIT                                 154,074
       3,328 Canadian Real Estate Investment
                Trust                                121,323
       8,681 Chartwell Retirement Residences         101,768
       8,231 Cominar Real Estate Investment
                Trust                                 89,128
       3,968 Crombie Real Estate Investment
                Trust                                 41,564
       5,620 Dream Global Real Estate
                Investment Trust                      40,655


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             CANADA (CONTINUED)
       4,764 Dream Office Real Estate
                Investment Trust               $      68,925
       4,399 First Capital Realty, Inc.               66,257
       2,133 Granite Real Estate Investment
                Trust                                 74,615
      12,930 H&R Real Estate Investment Trust        224,307
       3,056 Killam Apartment Real Estate
                Investment Trust                      29,139
       3,660 Milestone Apartments Real Estate
                Investment Trust                      59,392
       2,271 Northview Apartment Real Estate
                Investment Trust                      37,279
      11,172 Pure Industrial Real Estate Trust        51,162
      14,785 RioCan Real Estate Investment
                Trust                                291,286
       5,039 Smart Real Estate Investment
                Trust                                123,791
                                               -------------
                                                   1,808,893
                                               -------------
             CAYMAN ISLANDS -- 1.3%
     126,386 Cheung Kong Property Holdings
                Ltd.                                 851,355
                                               -------------
             FINLAND -- 0.2%
      17,808 Citycon OYJ                              42,174
      11,122 Sponda OYJ                               46,511
       6,419 Technopolis OYJ                          20,749
                                               -------------
                                                     109,434
                                               -------------
             FRANCE -- 3.1%
         316 Affine S.A.                               5,192
         329 ANF Immobilier                            7,132
       1,811 Fonciere des Regions                    151,293
       1,819 Gecina S.A.                             246,834
       1,606 ICADE                                   117,668
       9,334 Klepierre                               363,052
       1,882 Mercialys S.A.                           35,105
       4,478 Unibail-Rodamco SE                    1,046,672
                                               -------------
                                                   1,972,948
                                               -------------
             GERMANY -- 2.9%
       1,149 ADLER Real Estate AG (c)                 17,142
       6,020 alstria office REIT-AG                   73,662
       2,085 Deutsche EuroShop AG                     85,246
      15,316 Deutsche Wohnen AG                      504,308
       1,965 DIC Asset AG                             19,495
       3,480 Hamborner REIT AG                        35,439
       2,854 LEG Immobilien AG                       233,952
       6,452 TAG Immobilien AG                        86,829
       2,766 TLG Immobilien AG                        53,896
      21,191 Vonovia SE                              746,697
       3,961 WCM Beteiligungs & Grundbesitz-
                AG (c)                                12,931
                                               -------------
                                                   1,869,597
                                               -------------
             GUERNSEY -- 0.1%
      10,855 F&C UK Real Estate Investment
                Ltd.                                  13,804
      10,225 Regional REIT Ltd. (e)                   12,939


Page 36                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2017 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             GUERNSEY (CONTINUED)
      23,579 Schroder Real Estate Investment
                Trust Ltd.                     $      18,243
      17,312 Standard Life Investment Property
                Income Trust Ltd.                     19,033
                                               -------------
                                                      64,019
                                               -------------
             HONG KONG -- 5.7%
      88,907 Champion REIT                            54,455
      91,267 Hang Lung Properties Ltd.               237,225
      50,963 Henderson Land Development Co.,
                Ltd.                                 315,752
      28,306 Hysan Development Co., Ltd.             128,390
     100,841 Link REIT                               706,529
     246,871 New World Development Co., Ltd.         303,685
     142,600 Sino Land Co., Ltd.                     249,915
      64,495 Sun Hung Kai Properties Ltd.            947,736
      53,137 Swire Properties Ltd.                   170,252
      54,946 Wharf Holdings (The) Ltd.               471,582
                                               -------------
                                                   3,585,521
                                               -------------
             IRELAND -- 0.2%
      31,079 Green REIT PLC                           45,091
      30,980 Hibernia REIT PLC                        41,147
      15,929 Irish Residential Properties REIT
                PLC                                   21,071
                                               -------------
                                                     107,309
                                               -------------
             ISLE OF MAN -- 0.0%
      54,678 Redefine International PLC               25,231
                                               -------------
             ISRAEL -- 0.2%
       1,985 Azrieli Group Ltd.                      105,319
                                               -------------
             ITALY -- 0.1%
      48,480 Beni Stabili S.p.A. SIIQ                 30,333
      16,638 Immobiliare Grande Distribuzione
                SIIQ S.p.A.                           14,555
                                               -------------
                                                      44,888
                                               -------------
             JAPAN -- 10.6%
          27 Activia Properties, Inc.                128,779
          57 Advance Residence Investment
                Corp.                                155,901
       5,427 AEON Mall Co., Ltd.                      85,405
          61 AEON REIT Investment Corp.               67,723
          66 Daiwa House REIT Investment
                Corp.                                171,566
          13 Daiwa Office Investment Corp.            66,442
          20 Frontier Real Estate Investment
                Corp.                                 90,901
          29 Fukuoka REIT Corp.                       47,539
         110 GLP J-REIT                              127,163
      16,200 Hulic Co., Ltd.                         152,352
          42 Hulic REIT, Inc.                         69,642
          17 Industrial & Infrastructure Fund
                Investment Corp.                      76,502
         133 Invincible Investment Corp.              53,520
          53 Japan Excellent, Inc.                    65,078


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             JAPAN (CONTINUED)
         171 Japan Hotel REIT Investment Corp. $     118,116
          38 Japan Logistics Fund, Inc.               81,782
          39 Japan Prime Realty Investment
                Corp.                                150,984
          56 Japan Real Estate Investment
                Corp.                                296,775
          69 Japan Rental Housing Investments,
                Inc.                                  50,636
         116 Japan Retail Fund Investment
                Corp.                                227,561
          16 Kenedix Office Investment Corp.          94,278
          19 Kenedix Retail REIT Corp.                42,666
      53,930 Mitsubishi Estate Co., Ltd.             983,364
      43,081 Mitsui Fudosan Co., Ltd.                918,659
          66 Mori Hills REIT Investment Corp.         88,451
          45 Mori Trust Sogo Reit, Inc.               69,604
          20 Nippon Accommodations Fund, Inc.         86,859
          58 Nippon Building Fund, Inc.              317,273
          73 Nippon Prologis REIT, Inc.              158,222
       5,500 Nomura Real Estate Holdings, Inc.        87,640
         181 Nomura Real Estate Master Fund,
                Inc.                                 280,938
       4,963 NTT Urban Development Corp.              43,064
         117 Orix JREIT, Inc.                        185,384
          57 Premier Investment Corp.                 64,460
          37 Sekisui House REIT, Inc.                 49,054
          49 Sekisui House SI Residential
                Investment Corp.                      54,312
      19,744 Sumitomo Realty & Development
                Co., Ltd.                            511,822
       9,387 Tokyo Tatemono Co., Ltd.                123,777
          40 Tokyu REIT, Inc.                         50,301
         132 United Urban Investment Corp.           202,749
                                               -------------
                                                   6,697,244
                                               -------------
             JERSEY -- 0.1%
       4,417 Kennedy Wilson Europe Real
                Estate PLC                            52,269
      10,821 Target Healthcare REIT Ltd.              15,490
                                               -------------
                                                      67,759
                                               -------------
             LUXEMBOURG -- 0.2%
       1,324 ADO Properties S.A. (e)                  47,487
       4,616 Grand City Properties S.A.               84,871
                                               -------------
                                                     132,358
                                               -------------
             NETHERLANDS -- 0.3%
       2,144 Eurocommercial Properties N.V.           76,885
       6,245 NSI N.V.                                 25,649
         866 Vastned Retail N.V.                      32,751
       1,831 Wereldhave N.V.                          80,740
                                               -------------
                                                     216,025
                                               -------------
             NEW ZEALAND -- 0.1%
      59,089 Kiwi Property Group Ltd.                 59,026
                                               -------------
             NORWAY -- 0.1%
       4,261 Entra ASA (e)                            46,524
       7,731 Norwegian Property ASA                    8,995
                                               -------------
                                                      55,519
                                               -------------


                        See Notes to Financial Statements                Page 37

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2017 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SINGAPORE -- 2.5%
     107,500 Ascendas Real Estate Investment
                Trust                          $     193,659
      91,090 CapitaLand Commercial Trust             100,607
     115,330 CapitaLand Ltd.                         299,280
     104,683 CapitaLand Mall Trust                   147,425
      29,300 CDL Hospitality Trusts                   30,057
      26,900 City Developments Ltd.                  196,147
      60,646 Fortune Real Estate Investment
                Trust                                 67,892
      86,700 Keppel REIT                              65,078
      86,121 Mapletree Commercial Trust               94,195
      57,300 Mapletree Industrial Trust               72,913
      67,053 Mapletree Logistics Trust                52,488
     111,197 Suntec Real Estate Investment
                Trust                                142,290
      21,600 UOL Group Ltd.                          107,626
                                               -------------
                                                   1,569,657
                                               -------------
             SPAIN -- 0.6%
       2,653 Axiare Patrimonio Socimi S.A.            39,595
       4,042 Hispania Activos Inmobiliarios
                Socimi S.A.                           58,083
      10,709 Inmobiliaria Colonial S.A.               80,005
       3,955 Lar Espana Real Estate Socimi
                S.A.                                  30,463
      14,740 Merlin Properties Socimi S.A.           164,794
                                               -------------
                                                     372,940
                                               -------------
             SWEDEN -- 1.2%
      12,424 Castellum AB                            164,717
       1,603 D Carnegie & Co. AB (c)                  18,560
       3,854 Dios Fastigheter AB                      18,924
       6,017 Fabege AB                                95,688
       4,375 Fastighets AB Balder, Class B (c)        91,302
       4,304 Hemfosa Fastigheter AB                   38,426
       5,042 Hufvudstaden AB, Class A                 74,724
      25,630 Klovern AB, Class B                      25,528
       8,641 Kungsleden AB                            49,518
       2,626 Pandox AB                                40,149
       8,899 Wallenstam AB, Class B                   71,753
       3,006 Wihlborgs Fastigheter AB                 56,996
                                               -------------
                                                     746,285
                                               -------------
             SWITZERLAND -- 0.9%
         435 Allreal Holding AG                       71,049
         280 Mobimo Holding AG                        72,470
       1,810 PSP Swiss Property AG                   164,710
       2,958 Swiss Prime Site AG                     260,318
                                               -------------
                                                     568,547
                                               -------------
             UNITED KINGDOM -- 4.4%
      75,124 Assura PLC                               54,450
       6,475 Big Yellow Group PLC                     59,262
      46,577 British Land (The) Co. PLC              355,973
      33,449 Capital & Counties Properties PLC       121,785
      24,218 Capital & Regional PLC                   16,992
      13,978 Custodian REIT PLC                       19,614
         222 Daejan Holdings PLC                      17,898


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             UNITED KINGDOM (CONTINUED)
       4,529 Derwent London PLC                $     159,563
      22,795 Empiric Student Property PLC             30,916
      15,269 GCP Student Living PLC                   28,696
      18,681 Grainger PLC                             57,601
      15,640 Great Portland Estates PLC              127,663
      36,070 Hammerson PLC                           258,046
      33,842 Hansteen Holdings PLC                    50,669
       4,514 Helical PLC                              17,716
      40,053 Intu Properties PLC                     140,109
      35,774 Land Securities Group PLC               474,656
      26,561 LondonMetric Property PLC                53,179
      10,619 NewRiver REIT PLC                        44,943
      26,046 Primary Health Properties PLC            36,059
       9,411 Safestore Holdings PLC                   44,688
      45,212 Segro PLC                               258,419
      10,361 Shaftesbury PLC                         118,779
      50,257 Tritax Big Box REIT PLC                  91,050
      10,089 UNITE Group (The) PLC                    80,457
       5,342 Workspace Group PLC                      52,540
                                               -------------
                                                   2,771,723
                                               -------------
             UNITED STATES -- 53.9%
       3,645 Acadia Realty Trust                     109,569
       1,142 Agree Realty Corp.                       54,770
          92 Alexander's, Inc.                        39,731

       4,042 Alexandria Real Estate Equities,
                Inc.                                 446,722
       1,776 American Assets Trust, Inc.              74,308
       6,007 American Campus Communities,
                Inc.                                 285,873
      10,158 American Homes 4 Rent, Class A          233,228
       7,107 Apartment Investment &
                Management Co., Class A              315,195
       9,649 Apple Hospitality REIT, Inc.            184,296
       4,168 Ashford Hospitality Trust, Inc.          26,550
       6,224 AvalonBay Communities, Inc.           1,142,726
       6,976 Boston Properties, Inc.                 923,692
       7,967 Brandywine Realty Trust                 129,304
      13,839 Brixmor Property Group, Inc.            296,985
       3,975 Camden Property Trust                   319,828
       3,805 Care Capital Properties, Inc.           102,240
       2,891 CareTrust REIT, Inc.                     48,627
       7,726 CBL & Associates Properties, Inc.        73,706
       3,880 Cedar Realty Trust, Inc.                 19,478
       1,670 Chatham Lodging Trust                    32,982
       2,713 Chesapeake Lodging Trust                 65,003
       2,215 Colony Starwood Homes                    75,199
       5,615 Columbia Property Trust, Inc.           124,934
       4,299 Corporate Office Properties Trust       142,297
      15,531 Cousins Properties, Inc.                128,441
       8,187 CubeSmart                               212,535
       4,139 DCT Industrial Trust, Inc.              199,169
      14,124 DDR Corp.                               176,974
       9,127 DiamondRock Hospitality Co.             101,766
       7,245 Digital Realty Trust, Inc.              770,796
       6,387 Douglas Emmett, Inc.                    245,261
      16,129 Duke Realty Corp.                       423,709


Page 38                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2017 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
       3,436 DuPont Fabros Technology, Inc.    $     170,391
       1,496 EastGroup Properties, Inc.              110,001
       3,322 Education Realty Trust, Inc.            135,704
       5,551 Empire State Realty Trust, Inc.,
                Class A                              114,573
       2,868 EPR Properties                          211,171
       5,746 Equity Commonwealth (c)                 179,390
       3,530 Equity LifeStyle Properties, Inc.       272,022
      16,387 Equity Residential                    1,019,599
       2,983 Essex Property Trust, Inc.              690,654
       5,352 Extra Space Storage, Inc.               398,135
       3,264 Federal Realty Investment Trust         435,744
       6,321 FelCor Lodging Trust, Inc.               47,471
       5,314 First Industrial Realty Trust,
                Inc.                                 141,512
       2,630 First Potomac Realty Trust               27,036
      10,687 Forest City Realty Trust, Inc.,
                Class A                              232,763
       2,702 Four Corners Property Trust, Inc.        61,687
       4,496 Franklin Street Properties Corp.         54,581
       9,328 Gaming and Leisure Properties,
                Inc.                                 311,742
       1,151 Getty Realty Corp.                       29,086
      22,905 GGP, Inc.                               530,938
       2,563 Global Net Lease, Inc.                   61,717
       3,233 Government Properties Income
                Trust                                 67,667
       6,356 Gramercy Property Trust                 167,163
      21,148 HCP, Inc.                               661,509
       5,269 Healthcare Realty Trust, Inc.           171,242
       6,445 Healthcare Trust of America, Inc.,
                Class A                              202,760
       1,617 Hersha Hospitality Trust                 30,383
       4,623 Highwoods Properties, Inc.              227,128
       7,470 Hospitality Properties Trust            235,529
      33,984 Host Hotels & Resorts, Inc.             634,141
       6,968 Hudson Pacific Properties, Inc.         241,372
       5,505 Investors Real Estate Trust              32,645
       3,566 Invitation Homes, Inc. (c)               77,846
       4,440 Kilroy Realty Corp.                     320,035
      19,328 Kimco Realty Corp.                      426,956
       3,734 Kite Realty Group Trust                  80,281
       5,130 LaSalle Hotel Properties                148,514
      10,729 Lexington Realty Trust                  107,075
       6,720 Liberty Property Trust                  259,056
       2,110 Life Storage, Inc.                      173,273
       1,784 LTC Properties, Inc.                     85,454
       6,531 Macerich (The) Co.                      420,596
       4,047 Mack-Cali Realty Corp.                  109,026
      14,563 Medical Properties Trust, Inc.          187,717
       5,149 Mid-America Apartment
                Communities, Inc.                    523,859
       3,098 Monmouth Real Estate Investment
                Corp.                                 44,208
       7,679 Monogram Residential Trust, Inc.         76,560
       1,667 National Health Investors, Inc.         121,074
       6,685 National Retail Properties, Inc.        291,600


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             UNITED STATES (CONTINUED)
       1,910 National Storage Affiliates Trust $      45,649
       3,585 New Senior Investment Group, Inc.        36,567
       7,829 Omega Healthcare Investors, Inc.        258,279
       6,787 Paramount Group, Inc.                   110,017
       1,941 Parkway, Inc.                            38,606
       3,268 Pebblebrook Hotel Trust                  95,458
       3,017 Pennsylvania Real Estate
                Investment Trust                      45,677
       6,887 Physicians Realty Trust                 136,845
       6,617 Piedmont Office Realty Trust,
                Inc., Class A                        141,471
      23,831 Prologis, Inc.                        1,236,352
         918 PS Business Parks, Inc.                 105,350
       6,595 Public Storage                        1,443,711
       2,057 QTS Realty Trust, Inc., Class A         100,279
       4,230 Quality Care Properties, Inc. (c)        79,778
       3,563 Ramco-Gershenson Properties
                Trust                                 49,953
      11,716 Realty Income Corp.                     697,453
       6,693 Regency Centers Corp.                   444,348
       4,947 Retail Opportunity Investments
                Corp.                                104,035
      10,758 Retail Properties of America,
                Inc., Class A                        155,130
       2,942 Rexford Industrial Realty, Inc.          66,254
       5,652 RLJ Lodging Trust                       132,879
       2,214 Ryman Hospitality Properties,
                Inc.                                 136,892
       2,962 Sabra Health Care REIT, Inc.             82,729
         623 Saul Centers, Inc.                       38,389
       3,087 Select Income REIT                       79,614
      10,796 Senior Housing Properties Trust         218,619
       1,176 Seritage Growth Properties,
                Class A                               50,744
       1,532 Silver Bay Realty Trust Corp.            32,892
      14,289 Simon Property Group, Inc.            2,458,137
       4,608 SL Green Realty Corp.                   491,305
      20,940 Spirit Realty Capital, Inc.             212,122
       3,437 STAG Industrial, Inc.                    85,994
       7,018 STORE Capital Corp.                     167,590
       3,938 Summit Hotel Properties, Inc.            62,929
       2,956 Sun Communities, Inc.                   237,455
       9,847 Sunstone Hotel Investors, Inc.          150,955
       4,359 Tanger Factory Outlet Centers,
                Inc.                                 142,844
       2,739 Taubman Centers, Inc.                   180,829
       2,139 Terreno Realty Corp.                     59,892
       2,157 Tier REIT, Inc.                          37,446
      12,148 UDR, Inc.                               440,486
         618 Universal Health Realty Income
                Trust                                 39,861
       4,062 Urban Edge Properties                   106,831
       1,348 Urstadt Biddle Properties, Inc.,
                Class A                               27,715
      16,103 Ventas, Inc.                          1,047,339
      43,891 VEREIT, Inc.                            372,635
       7,705 Vornado Realty Trust                    772,889
       8,368 Washington Prime Group, Inc.             72,718


                        See Notes to Financial Statements                Page 39

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2017 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
       3,391 Washington Real Estate Investment
                Trust                          $     106,070
       5,232 Weingarten Realty Investors             174,696
      16,486 Welltower, Inc.                       1,167,539
       4,108 WP Carey, Inc.                          255,600
       4,909 Xenia Hotels & Resorts, Inc.             83,797
                                               -------------
                                                  34,006,124
                                               -------------
             TOTAL COMMON STOCKS -- 99.2%         62,603,892
             (Cost $56,457,464)                -------------

             INVESTMENT COMPANIES (a)
                -- 0.2%
             GUERNSEY -- 0.2%
      23,991 F&C Commercial Property Trust
                Ltd.                                  43,494
      18,404 MedicX Fund Ltd.                         20,522
      24,559 Picton Property Income Ltd.              25,770
      30,136 UK Commercial Property Trust
                Ltd.                                  32,471
                                               -------------
             TOTAL INVESTMENT COMPANIES
                -- 0.2%                              122,257
             (Cost $128,725)                   -------------

             MONEY MARKET FUNDS -- 0.4%
     246,649 Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio -Institutional
                Class - 0.58% (f)                    246,649
             (Cost $246,649)                   -------------

             TOTAL INVESTMENTS -- 99.8%           62,972,798
             (Cost $56,832,838) (g)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.2%                  125,337
                                               -------------
             NET ASSETS -- 100.0%              $  63,098,135
                                               =============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2017, securities noted as such are valued at $0 or 0.0% of net assets.

(c)   Non-income producing security.

(d) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(e) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f)   Interest rate shown reflects yield as of March 31, 2017.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,124,120 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,984,160.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       TOTAL
                      VALUE AT
                     3/31/2017      LEVEL 1       LEVEL 2          LEVEL 3
                    ----------------------------------------------------------
Common Stocks:
Australia           $  3,776,323  $  3,776,323  $         --**  $           --
Other Country
   Categories*        58,827,569    58,827,569            --                --
                    ----------------------------------------------------------
Total Common
   Stocks             62,603,892    62,603,892            --**              --
Investment
   Companies*            122,257       122,257            --                --
Money Market
   Funds                 246,649       246,649            --                --
                    ----------------------------------------------------------
Total Investments   $ 62,972,798  $ 62,972,798  $         --**  $           --
                    ==========================================================

*  See Portfolio of Investments for country breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2017, the Fund transferred investments valued at $26,147,655 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these investments were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold.


Page 40                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2017 (UNAUDITED)

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
------------------------------------------------------------
United States Dollar                                55.0%
Japanese Yen                                        10.6
Euro                                                 8.5
Hong Kong Dollar                                     7.3
Australian Dollar                                    6.0
British Pound Sterling                               4.8
Canadian Dollar                                      2.9
Singapore Dollar                                     2.4
Swedish Krona                                        1.2
Swiss Franc                                          0.9
Israeli Shekel                                       0.2
New Zealand Dollar                                   0.1
Norwegian Krone                                      0.1
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 41

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.3%
             AUSTRALIA -- 14.1%
     148,528 Australia & New Zealand Banking
                Group Ltd.                     $   3,610,788
     427,093 Bendigo and Adelaide Bank Ltd.        3,961,272
      55,698 Commonwealth Bank of Australia        3,655,753
     458,276 Crown Resorts Ltd.                    4,134,953
   1,115,782 Harvey Norman Holdings Ltd.           3,861,634
     142,530 JB Hi-Fi Ltd.                         2,689,656
      51,472 Macquarie Group Ltd.                  3,547,081
     171,567 National Australia Bank Ltd.          4,370,115
     363,825 Suncorp Group Ltd.                    3,671,883
     765,156 Sydney Airport                        3,957,603
   1,198,399 Tabcorp Holdings Ltd.                 4,348,992
   1,248,337 Telstra Corp. Ltd.                    4,444,381
      96,357 Wesfarmers Ltd.                       3,317,908
     146,189 Westpac Banking Corp.                 3,915,797
                                               -------------
                                                  53,487,816
                                               -------------
             BERMUDA -- 2.7%
     805,201 Kerry Properties Ltd.                 2,792,275
     100,674 Lazard Ltd., Class A                  4,629,997
     223,753 VTech Holdings Ltd.                   2,674,729
                                               -------------
                                                  10,097,001
                                               -------------
             CANADA -- 10.0%
      45,734 Bank of Nova Scotia (The)             2,675,569
      78,853 BCE, Inc.                             3,491,269
      33,480 Canadian Imperial Bank of
                Commerce                           2,886,906
     175,570 CI Financial Corp.                    3,489,352
      92,827 Emera, Inc.                           3,279,327
     112,216 Genworth MI Canada, Inc.              3,102,743
     125,056 IGM Financial, Inc.                   3,729,534
      62,064 National Bank of Canada               2,606,049
     196,145 Russel Metals, Inc.                   3,837,796
     142,689 Shaw Communications, Inc.,
                Class B                            2,958,180
      96,716 TELUS Corp.                           3,139,624
      61,130 TransCanada Corp.                     2,821,031
                                               -------------
                                                  38,017,380
                                               -------------
             CAYMAN ISLANDS -- 1.2%
     500,141 Phoenix Group Holdings                4,680,891
                                               -------------
             DENMARK -- 0.8%
     175,633 Tryg A/S                              3,185,955
                                               -------------
             FINLAND -- 3.9%
     336,708 Fortum OYJ                            5,326,954
      86,511 Metso OYJ                             2,619,196
      69,283 Nokian Renkaat OYJ                    2,892,889
      79,644 Sampo OYJ, Class A                    3,777,521
                                               -------------
                                                  14,616,560
                                               -------------
             FRANCE -- 9.9%
     142,270 AXA S.A.                              3,681,281
      53,472 BNP Paribas S.A.                      3,561,263
      76,663 Bouygues S.A.                         3,120,481
      81,910 Casino Guichard Perrachon S.A.        4,581,430


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             FRANCE (CONTINUED)
     163,714 CNP Assurances                    $   3,332,334
     445,837 Engie S.A.                            6,316,238
     145,728 Lagardere S.C.A.                      4,292,336
     810,134 Natixis S.A.                          4,991,929
      72,420 TOTAL S.A.                            3,663,183
                                               -------------
                                                  37,540,475
                                               -------------
             GERMANY -- 1.8%
      17,815 Allianz SE                            3,300,236
     153,480 K+S AG                                3,567,741
                                               -------------
                                                   6,867,977
                                               -------------
             HONG KONG -- 3.3%
   2,282,287 New World Development Co., Ltd.       2,807,523
   6,771,341 PCCW Ltd.                             3,990,573
   3,292,808 SJM Holdings Ltd.                     2,677,803
     317,443 Swire Pacific Ltd., Class A           3,169,733
                                               -------------
                                                  12,645,632
                                               -------------
             IRELAND -- 0.9%
      74,351 Seagate Technology PLC                3,414,941
                                               -------------
             ITALY -- 3.3%
     247,200 Assicurazioni Generali S.p.A.         3,929,335
     649,834 Banca Mediolanum S.p.A.               4,759,127
     241,235 Eni S.p.A.                            3,950,327
                                               -------------
                                                  12,638,789
                                               -------------
             JAPAN -- 1.5%
     821,000 Aozora Bank Ltd.                      3,023,534
     479,600 Tokai Tokyo Financial Holdings,
                Inc.                               2,494,282
                                               -------------
                                                   5,517,816
                                               -------------
             NETHERLANDS -- 0.8%
     633,262 Aegon N.V.                            3,223,125
                                               -------------
             NEW ZEALAND -- 3.8%
     430,044 Fletcher Building Ltd.                2,508,160
   2,481,907 SKY Network Television Ltd.           6,820,099
   1,991,107 Spark New Zealand Ltd.                4,885,193
                                               -------------
                                                  14,213,452
                                               -------------
             NORWAY -- 0.9%
     195,725 Statoil ASA                           3,344,071
                                               -------------
             PORTUGAL -- 1.3%
   1,454,296 EDP-Energias de Portugal S.A.         4,925,846
                                               -------------
             SINGAPORE -- 1.3%
   2,362,300 StarHub Ltd.                          4,863,584
                                               -------------
             SPAIN -- 4.4%
     175,566 Gas Natural SDG S.A.                  3,847,026
   1,065,147 Mapfre S.A.                           3,653,212
     188,977 Red Electrica Corp. S.A.              3,628,823
     487,225 Telefonica S.A.                       5,449,822
                                               -------------
                                                  16,578,883
                                               -------------
             SWEDEN -- 4.0%
     339,775 Nordea Bank AB                        3,879,069
     316,878 Skandinaviska Enskilda Banken
                AB, Class A                        3,525,719


Page 42                 See Notes to Financial Statements

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

MARCH 31, 2017 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SWEDEN (CONTINUED)
     165,913 Swedbank AB, Class A              $   3,843,866
     940,506 Telia Co., AB                         3,945,431
                                               -------------
                                                  15,194,085
                                               -------------
             SWITZERLAND -- 3.0%
      41,765 Swiss Re AG                           3,750,573
       7,796 Swisscom AG                           3,596,597
      15,152 Zurich Insurance Group AG             4,044,971
                                               -------------
                                                  11,392,141
                                               -------------
             UNITED KINGDOM -- 12.6%
      55,719 AstraZeneca PLC                       3,429,425
     400,384 Bovis Homes Group PLC                 4,243,875
   2,054,141 Carillion PLC                         5,739,190
     338,311 easyJet PLC                           4,348,895
     197,441 Galliford Try PLC                     3,641,335
     533,708 HSBC Holdings PLC                     4,352,447
   1,269,374 Legal & General Group PLC             3,933,048
   1,003,521 Old Mutual PLC                        2,522,161
     193,456 Royal Dutch Shell PLC, Class A        5,080,031
     279,098 Tate & Lyle PLC                       2,673,312
   1,987,203 Taylor Wimpey PLC                     4,807,729
     226,335 United Utilities Group PLC            2,817,313
                                               -------------
                                                  47,588,761
                                               -------------
             UNITED STATES -- 13.8%
      76,807 AT&T, Inc.                            3,191,331
      97,634 CenterPoint Energy, Inc.              2,691,769
     271,285 CenturyLink, Inc.                     6,394,188
      23,963 Chevron Corp.                         2,572,907
     109,864 CNA Financial Corp.                   4,852,693
      97,633 FirstEnergy Corp.                     3,106,682
     388,111 Guess?, Inc.                          4,327,438
      42,139 Helmerich & Payne, Inc.               2,805,193
      87,162 Kohl's Corp.                          3,469,919
     160,802 Mattel, Inc.                          4,118,139
      44,720 PacWest Bancorp                       2,381,787
      60,579 Southern (The) Co.                    3,015,623
      50,857 Tupperware Brands Corp.               3,189,751
     361,421 Waddell & Reed Financial, Inc.,
                Class A                            6,144,157
                                               -------------
                                                  52,261,577
                                               -------------
             TOTAL INVESTMENTS -- 99.3%          376,296,758
             (Cost $383,389,720) (b)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.7%                2,544,678
                                               -------------
             NET ASSETS -- 100.0%              $ 378,841,436
                                               =============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,504,804 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $25,597,766.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1        LEVEL 2        LEVEL 3
                       -------------------------------------------
Common Stocks*         $376,296,758  $          --  $           --
                       ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2017, the Fund transferred common stocks valued at $187,853,409 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
------------------------------------------------------------
Euro                                                27.0%
United States Dollar                                16.0
Australian Dollar                                   14.2
British Pound Sterling                              12.5
Canadian Dollar                                     10.1
Hong Kong Dollar                                     4.8
Swedish Krona                                        4.0
New Zealand Dollar                                   3.8
Swiss Franc                                          3.0
Japanese Yen                                         1.5
Singapore Dollar                                     1.3
Norwegian Krone                                      0.9
Danish Krone                                         0.9
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 43

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             AUSTRALIA -- 6.5%
      66,547 AGL Energy Ltd.                   $   1,340,702
   4,885,983 Infigen Energy (b)                    3,751,557
                                               -------------
                                                   5,092,259
                                               -------------
             BERMUDA -- 3.9%
  59,605,111 Concord New Energy Group Ltd.         3,029,533
                                               -------------
             BRAZIL -- 0.8%
     115,679 Centrais Eletricas Brasileiras
                S.A., ADR (b)                        628,137
                                               -------------
             CAYMAN ISLANDS -- 0.4%
     272,611 China High Speed Transmission
                Equipment Group Co., Ltd.            308,338
                                               -------------
             CHINA -- 6.1%
   5,155,570 China Longyuan Power Group
                Corp., Ltd., Class H               4,006,902
   1,958,179 China Suntien Green Energy
                Corp., Ltd., Class H                 377,954
     556,754 Harbin Electric Co., Ltd.,
                Class H                              320,949
                                               -------------
                                                   4,705,805
                                               -------------
             DENMARK -- 14.1%
   3,175,478 Greentech Energy Systems A/S (b)      3,369,642
      93,318 Vestas Wind Systems A/S               7,587,373
                                               -------------
                                                  10,957,015
                                               -------------
             FRANCE -- 5.6%
      28,658 Alstom S.A. (b)                         856,487
   3,881,801 Futuren S.A. (b)                      3,519,950
                                               -------------
                                                   4,376,437
                                               -------------
             GERMANY -- 13.7%
     155,046 E. ON SE                              1,232,422
     209,753 Nordex SE (b) (c)                     2,929,086
   1,438,396 PNE Wind AG (c)                       3,939,024
      66,748 RWE AG (b)                            1,106,201
      10,858 Siemens AG                            1,487,302
                                               -------------
                                                  10,694,035
                                               -------------
             GREECE -- 0.4%
      89,598 Terna Energy S.A.                       274,324
                                               -------------
             ITALY -- 1.5%
     251,218 Enel S.p.A                            1,182,953
                                               -------------
             JAPAN -- 1.3%
      71,254 Mitsui & Co., Ltd.                    1,032,041
                                               -------------
             PORTUGAL -- 1.5%
     352,060 EDP-Energias de Portugal S.A.         1,192,463
                                               -------------
             SPAIN -- 24.9%
       7,728 Acciona S.A.                            619,391
     671,607 EDP Renovaveis S.A.                   4,965,871
      50,244 Endesa S.A.                           1,180,818
     273,191 Gamesa Corp. Tecnologica S.A.         6,464,162
     855,071 Iberdrola S.A.                        6,116,251
                                               -------------
                                                  19,346,493
                                               -------------


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             SWEDEN -- 4.6%
     717,227 Arise AB (b)                      $   1,344,703
     598,677 Eolus Vind AB, Class B                1,383,004
      41,632 SKF AB, Class B (c)                     823,752
                                               -------------
                                                   3,551,459
                                               -------------
             SWITZERLAND -- 0.8%
      11,618 BKW AG                                  628,078
                                               -------------
             UNITED KINGDOM -- 3.3%
      36,442 BP PLC, ADR                           1,257,978
      24,849 Royal Dutch Shell PLC, Class A,
                ADR                                1,310,288
                                               -------------
                                                   2,568,266
                                               -------------
             UNITED STATES -- 10.5%
      66,055 AES (The) Corp.                         738,495
      27,715 Allegheny Technologies, Inc. (c)        497,761
      21,379 Alliant Energy Corp.                    846,822
      17,308 Duke Energy Corp.                     1,419,429
      41,293 General Electric Co.                  1,230,531
      11,265 NextEra Energy, Inc.                  1,446,088
      40,818 NRG Energy, Inc.                        763,297
       6,294 Otter Tail Corp.                        238,543
      18,529 Trinity Industries, Inc.                491,945
       7,491 Woodward, Inc.                          508,789
                                               -------------
                                                   8,181,700
                                               -------------
             TOTAL COMMON STOCKS -- 99.9%         77,749,336
             (Cost $71,995,443)                -------------

             MONEY MARKET FUNDS -- 4.4%
   3,435,238 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class - 0.59%
                (d) (e)                            3,435,238
       4,631 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio -Institutional
                Class - 0.58% (d)                      4,631
                                               -------------
             TOTAL MONEY MARKET FUNDS
                -- 4.4%                            3,439,869
             (Cost $3,439,869)                 -------------

             TOTAL INVESTMENTS -- 104.3%          81,189,205
             (Cost $75,435,312) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (4.3)%             (3,334,140)
                                               -------------
             NET ASSETS -- 100.0%              $  77,855,065
                                               =============


Page 44                 See Notes to Financial Statements

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

MARCH 31, 2017 (UNAUDITED)

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $3,260,019 and the total value of the collateral held by the Fund is $3,435,238.

(d)   Interest rate shown reflects yield as of March 31, 2017.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,872,614 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,118,721.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1        LEVEL 2        LEVEL 3
                       -------------------------------------------
Common Stocks*         $ 77,749,336  $          --  $           --
Money Market Funds        3,439,869             --              --
                       -------------------------------------------
Total Investments      $ 81,189,205  $          --  $           --
                       ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2017, the Fund transferred common stocks valued at $61,410,017 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold.

------------------------------------------------------------
OFFSETTING ASSETS AND LIABILITIES
------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $   3,260,019
Non-cash Collateral(2)                            (3,260,019)
                                               -------------
Net Amount                                     $          --
                                               =============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At March 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
------------------------------------------------------------
Euro                                                45.6%
United States Dollar                                18.2
Danish Krone                                        13.5
Hong Kong Dollar                                     9.9
Australian Dollar                                    6.3
Swedish Krona                                        4.4
Japanese Yen                                         1.3
Swiss Franc                                          0.8
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 45

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.6%
             AUSTRALIA -- 3.5%
       9,939 CIMIC Group Ltd.                  $     272,831
      53,788 Downer EDI Ltd.                         237,935
       3,697 Monadelphous Group Ltd.                  34,826
                                               -------------
                                                     545,592
                                               -------------
             CANADA -- 4.2%
       7,018 Aecon Group, Inc.                        90,611
       7,764 SNC-Lavalin Group, Inc.                 304,640
      10,237 Stantec, Inc.                           265,653
                                               -------------
                                                     660,904
                                               -------------
             CAYMAN ISLANDS -- 2.2%
     190,059 China State Construction
                International Holdings Ltd.          339,937
                                               -------------
             CHINA -- 5.7%
     359,065 China Communications Construction
                Co., Ltd., Class H                   506,383
     420,195 China Railway Group Ltd., Class H       375,777
                                               -------------
                                                     882,160
                                               -------------
             FINLAND -- 0.3%
       6,055 YIT OYJ                                  40,921
                                               -------------
             FRANCE -- 8.6%
      11,341 Bouygues S.A.                           461,623
       4,653 Eiffage S.A.                            364,445
       6,560 Vinci S.A.                              519,968
                                               -------------
                                                   1,346,036
                                               -------------
             GERMANY -- 1.9%
       1,815 HOCHTIEF AG                             300,022
                                               -------------
             IRELAND -- 2.0%
       9,863 Kingspan Group PLC                      314,657
                                               -------------
             ITALY -- 0.2%
       8,265 Salini Impregilo S.p.A.                  27,509
                                               -------------
             JAPAN -- 24.7%
      28,000 Chiyoda Corp.                           180,580
      13,100 COMSYS Holdings Corp.                   234,042
      18,200 JGC Corp.                               316,330
      54,000 Kajima Corp.                            352,142
      12,000 Kandenko Co., Ltd.                      107,249
      14,500 Kinden Corp.                            202,398
      49,000 Kumagai Gumi Co., Ltd.                  127,639
       9,700 Kyowa Exeo Corp.                        140,364
      19,000 Maeda Corp.                             168,274
       6,000 Maeda Road Construction Co., Ltd.       106,009
       5,000 Nippo Corp.                              94,808
      34,000 Nishimatsu Construction Co., Ltd.       167,358
      40,100 Obayashi Corp.                          374,958
      12,000 Okumura Corp.                            72,864
      45,200 Penta-Ocean Construction Co.,
                Ltd.                                 218,428
       1,200 Raito Kogyo Co., Ltd.                    12,202
      36,000 Shimizu Corp.                           322,716
       1,400 SHO-BOND Holdings Co., Ltd.              61,556
      57,000 Taisei Corp.                            415,225
      25,000 Toda Corp.                              150,454


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             JAPAN (CONTINUED)
       2,500 Toshiba Plant Systems & Services
                Corp.                          $      36,491
                                               -------------
                                                   3,862,087
                                               -------------
             NETHERLANDS -- 5.1%
       3,236 Arcadis N.V.                             51,023
       8,592 Boskalis Westminster                    296,290
       9,857 Chicago Bridge & Iron Co. N.V.          303,103
      26,911 Koninklijke BAM Groep N.V.              145,324
                                               -------------
                                                     795,740
                                               -------------
             NORWAY -- 0.4%
       5,075 Veidekke ASA                             66,790
                                               -------------
             PANAMA -- 1.4%
      31,520 McDermott International, Inc. (b)       212,760
                                               -------------
             PHILIPPINES -- 0.4%
      10,640 Manila Electric Co.                      58,104
                                               -------------
             SOUTH KOREA -- 2.9%
      41,105 Daewoo Engineering &
                Construction Co., Ltd. (b)           266,486
       7,036 GS Engineering & Construction
                Corp. (b)                            193,155
                                               -------------
                                                     459,641
                                               -------------
             SPAIN -- 5.5%
      11,576 ACS Actividades de Construccion
                y Servicios S.A.                     393,881
      30,919 Obrascon Huarte Lain S.A. (c)           141,569
      43,726 Sacyr S.A. (b)                          108,641
       5,277 Tecnicas Reunidas S.A.                  208,011
                                               -------------
                                                     852,102
                                               -------------
             SWEDEN -- 4.6%
       8,424 NCC AB, Class B                         208,234
      15,881 Peab AB                                 151,621
      15,509 Skanska AB, Class B                     365,197
                                               -------------
                                                     725,052
                                               -------------
             UNITED KINGDOM -- 5.6%
      45,890 Amec Foster Wheeler PLC                 305,588
      55,697 Balfour Beatty PLC                      187,994
       9,989 Galliford Try PLC                       184,224
       1,871 Keller Group PLC                         21,262
       8,833 WS Atkins PLC                           170,429
                                               -------------
                                                     869,497
                                               -------------
             UNITED STATES -- 20.4%
       9,345 AECOM (b)                               332,589
       3,942 Dycom Industries, Inc. (b)              366,409
       4,466 EMCOR Group, Inc.                       281,135
       7,436 Fluor Corp.                             391,282
       4,759 Granite Construction, Inc.              238,854
       6,597 Jacobs Engineering Group, Inc.          364,682
      17,042 KBR, Inc.                               256,141
       7,674 MasTec, Inc. (b)                        307,344
         286 Matrix Service Co. (b)                    4,719
      11,064 Quanta Services, Inc. (b)               410,585


Page 46                 See Notes to Financial Statements

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

MARCH 31, 2017 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
       7,429 Tutor Perini Corp. (b)            $     236,242
                                               -------------
                                                   3,189,982
                                               -------------
             TOTAL COMMON STOCKS -- 99.6%         15,549,493
             (Cost $13,827,674)                -------------

             MONEY MARKET FUNDS -- 0.4%
      66,516 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class - 0.59%
                (d) (e)                               66,516
             (Cost $66,516)                    -------------

             TOTAL INVESTMENTS -- 100.0%          15,616,009
             (Cost $13,894,190) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                 (2,670)
                                               -------------
             NET ASSETS -- 100.0%              $  15,613,339
                                               =============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $63,186 and the total value of the collateral held by the Fund is $66,516.

(d)   Interest rate shown reflects yield as of March 31, 2017.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,738,310 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,016,491.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1        LEVEL 2        LEVEL 3
                       -------------------------------------------
Common Stocks*         $ 15,549,493  $          --  $           --
Money Market Funds           66,516             --              --
                       -------------------------------------------
Total Investments      $ 15,616,009  $          --  $           --
                       ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2017, the Fund transferred common stocks valued at $9,848,351 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold.

------------------------------------------------------------
OFFSETTING ASSETS AND LIABILITIES
------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $      63,186
Non-cash Collateral(2)                               (63,186)
                                               -------------
Net Amount                                     $          --
                                               =============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At March 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


                        See Notes to Financial Statements                Page 47

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

MARCH 31, 2017 (UNAUDITED)


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
------------------------------------------------------------
Japanese Yen                                        24.7%
United States Dollar                                24.2
Euro                                                21.6
Hong Kong Dollar                                     7.8
British Pound Sterling                               5.6
Swedish Krona                                        4.6
Canadian Dollar                                      4.2
Australian Dollar                                    3.5
South Korean Won                                     3.0
Norwegian Krone                                      0.4
Philippine Peso                                      0.4
                                                   ------
     Total                                         100.0%
                                                   ======


Page 48                 See Notes to Financial Statements

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.6%
             CANADA -- 1.5%
      10,666 Fortis, Inc.                      $     353,461
                                               -------------
             CAYMAN ISLANDS -- 1.7%
     742,395 Wasion Group Holdings Ltd.              390,709
                                               -------------
             FRANCE -- 8.4%
      26,384 Schneider Electric SE                 1,931,697
                                               -------------
             GERMANY -- 5.3%
       3,432 Siemens AG                              470,107
      29,858 SMA Solar Technology AG (b)             754,110
                                               -------------
                                                   1,224,217
                                               -------------
             IRELAND -- 4.0%
       6,221 Eaton Corp. PLC                         461,287
      10,677 Johnson Controls International
                PLC                                  449,715
                                               -------------
                                                     911,002
                                               -------------
             ITALY -- 8.0%
      70,206 Prysmian S.p.A.                       1,855,923
                                               -------------
             JAPAN -- 7.7%
      69,000 NEC Corp.                               166,101
       7,100 NGK Insulators Ltd.                     160,711
      87,000 Osaki Electric Co., Ltd.                755,672
      40,600 Panasonic Corp.                         458,769
     105,000 Toshiba Corp. (c)                       227,675
                                               -------------
                                                   1,768,928
                                               -------------
             SPAIN -- 8.2%
      98,894 Red Electrica Corp. S.A.              1,899,008
                                               -------------
             SWITZERLAND -- 8.0%
      78,951 ABB Ltd.                              1,846,775
                                               -------------
             UNITED KINGDOM -- 2.0%
      36,813 National Grid PLC                       467,456
                                               -------------
             UNITED STATES -- 44.8%
      14,422 Advanced Energy Industries,
                Inc. (c)                             988,772
         503 AZZ, Inc.                                29,928
      24,470 Badger Meter, Inc.                      899,273
      34,024 Control4 Corp. (c)                      537,239
         534 Digi International, Inc. (c)              6,355
      50,298 EnerNOC, Inc. (c)                       301,788
         957 EnerSys                                  75,546
      81,065 Enphase Energy, Inc. (b) (c)            111,059
         560 ESCO Technologies, Inc.                  32,536
      53,628 General Cable Corp.                     962,623
      15,022 General Electric Co.                    447,656
       3,597 Honeywell International, Inc.           449,157
       1,178 Hubbell, Inc.                           141,419
      13,842 Itron, Inc. (c)                         840,209
       1,491 MasTec, Inc. (c)                         59,715
      23,876 MYR Group, Inc. (c)                     978,916
      47,995 Quanta Services, Inc. (c)             1,781,094
      62,127 Silver Spring Networks, Inc. (c)        701,414
      54,034 SolarEdge Technologies, Inc. (c)        842,930
         508 Valmont Industries, Inc.                 78,994


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             UNITED STATES (CONTINUED)
         919 WESCO International, Inc. (c)     $      63,916
                                               -------------
                                                  10,330,539
                                               -------------
             TOTAL COMMON STOCKS -- 99.6%         22,979,715
             (Cost $20,179,872)                -------------

             MONEY MARKET FUNDS -- 3.0%
     686,531 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class - 0.59%
                (d) (e)                              686,531
             (Cost $686,531)                   -------------

             TOTAL INVESTMENTS -- 102.6%          23,666,246
             (Cost $20,866,403) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.6)%               (608,683)
                                               -------------
             NET ASSETS -- 100.0%              $  23,057,563
                                               =============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $646,330 and the total value of the collateral held by the Fund is $686,531.

(c)   Non-income producing security.

(d)   Interest rate shown reflects yield as of March 31, 2017.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,147,370 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $347,527.


                        See Notes to Financial Statements                Page 49

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1        LEVEL 2        LEVEL 3
                       -------------------------------------------
Common Stocks*         $ 22,979,715  $          --  $           --
Money Market Funds          686,531             --              --
                       -------------------------------------------
Total Investments      $ 23,666,246  $          --  $           --
                       ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2017, the Fund transferred common stocks valued at $7,140,717 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold.

------------------------------------------------------------
OFFSETTING ASSETS AND LIABILITIES
------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $     646,330
Non-cash Collateral(2)                              (646,330)
                                               -------------
Net Amount                                     $          --
                                               =============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At March 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
------------------------------------------------------------
United States Dollar                                50.4%
Euro                                                29.2
Swiss Franc                                          7.8
Japanese Yen                                         7.5
British Pound Sterling                               2.0
Hong Kong Dollar                                     1.6
Canadian Dollar                                      1.5
                                                   ------
     Total                                         100.0%
                                                   ======


Page 50                 See Notes to Financial Statements

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)


PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.3%
             AUSTRALIA -- 1.9%
      47,528 Alumina Ltd.                      $      64,997
       8,350 Iluka Resources Ltd.                     48,611
       5,939 OZ Minerals Ltd.                         35,528
       2,073 Washington H. Soul Pattinson &
                Co. Ltd.                              28,508
                                               -------------
                                                     177,644
                                               -------------
             AUSTRIA -- 0.9%
       2,240 voestalpine AG                           88,178
                                               -------------
             BERMUDA -- 0.6%
      61,444 Kunlun Energy Co., Ltd.                  56,926
                                               -------------
             BRAZIL -- 0.4%
       4,615 Fibria Celulose S.A., ADR                42,181
                                               -------------
             CANADA -- 6.5%
       2,776 Agrium, Inc.                            264,939
       3,216 Peyto Exploration & Development
                Corp.                                 66,141
      16,846 Potash Corp. of Saskatchewan,
                Inc.                                 287,808
                                               -------------
                                                     618,888
                                               -------------
             CHILE -- 0.3%
      50,968 Aguas Andinas S.A., Class A              29,715
                                               -------------
             CHINA -- 0.4%
     116,304 Zijin Mining Group Co., Ltd.,
                Class H                               43,101
                                               -------------
             FINLAND -- 4.1%
       3,678 Metsa Board OYJ                          22,738
      10,837 Stora Enso OYJ, Class R                 128,095
      10,324 UPM-Kymmene OYJ (b)                     242,521
                                               -------------
                                                     393,354
                                               -------------
             FRANCE -- 13.1%
       6,602 Suez                                    104,272
      18,811 TOTAL S.A., ADR                         948,451
      10,511 Veolia Environnement S.A.               196,903
                                               -------------
                                                   1,249,626
                                               -------------
             GERMANY -- 0.9%
       3,848 K+S AG                                   89,449
                                               -------------
             HONG KONG -- 4.0%
       3,192 CNOOC Ltd., ADR (b)                     382,402
                                               -------------
             INDIA -- 1.7%
      23,655 Coal India Ltd.                         106,609
      15,940 NMDC Ltd.                                32,673
       3,781 Oil India Ltd.                           19,436
                                               -------------
                                                     158,718
                                               -------------
             INDONESIA -- 0.4%
     276,527 Adaro Energy Tbk PT                      36,316
                                               -------------
             LUXEMBOURG -- 0.3%
         984 Ternium S.A., ADR                        25,702
                                               -------------


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             NORWAY -- 1.8%
       1,688 Austevoll Seafood ASA             $      12,385
         988 Salmar ASA                               21,311
       3,504 Yara International ASA                  134,917
                                               -------------
                                                     168,613
                                               -------------
             RUSSIA -- 13.2%
     184,860 Gazprom PJSC                            420,125
       8,002 LUKOIL PJSC                             423,863
      10,243 Novolipetsk Steel PJSC, GDR             203,836
         704 PhosAgro PJSC                            29,597
      30,001 Tatneft PJSC                            185,329
                                               -------------
                                                   1,262,750
                                               -------------
             SOUTH KOREA -- 3.7%
       5,460 POSCO, ADR                              352,170
                                               -------------
             SPAIN -- 0.4%
       3,053 Acerinox S.A.                            42,747
                                               -------------
             SWEDEN -- 0.4%
         972 Holmen AB, Class B                       37,868
                                               -------------
             TAIWAN -- 2.3%
     245,789 China Steel Corp.                       204,942
      13,900 Taiwan Fertilizer Co., Ltd.              19,241
                                               -------------
                                                     224,183
                                               -------------
             UNITED KINGDOM -- 14.2%
       8,285 Pennon Group PLC                         91,554
      18,130 Royal Dutch Shell PLC, Class A,
                ADR                                  955,995
       4,706 Severn Trent PLC                        140,446
      13,577 United Utilities Group PLC              169,000
                                               -------------
                                                   1,356,995
                                               -------------
             UNITED STATES -- 27.8%
       4,671 CF Industries Holdings, Inc.            137,094
       8,444 Chevron Corp.                           906,632
       1,257 Domtar Corp.                             45,906
      11,422 Exxon Mobil Corp.                       936,718
       8,162 International Paper Co.                 414,466
       7,026 Mosaic (The) Co.                        205,019
          93 Terra Nitrogen Co., L.P. (c)              9,136
                                               -------------
                                                   2,654,971
                                               -------------
             TOTAL COMMON STOCKS -- 99.3%          9,492,497
             (Cost $8,861,702)                 -------------

             MONEY MARKET FUNDS -- 5.0%
     480,619 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class - 0.59%
                (d) (e)                              480,619
             (Cost $480,619)                   -------------

             TOTAL INVESTMENTS -- 104.3%           9,973,116
             (Cost $9,342,321) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (4.3)%               (412,702)
                                               -------------
             NET ASSETS -- 100.0%              $   9,560,414
                                               =============


                        See Notes to Financial Statements                Page 51

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

MARCH 31, 2017 (UNAUDITED)

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) All or a portion of this security is on loan (see Note 2E -- Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $461,222 and the total value of the collateral held by the Fund is $480,619.

(c)   Security is a Master Limited Partnership ("MLP").

(d)   Interest rate shown reflects yield as of March 31, 2017.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $880,414 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $249,619.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1        LEVEL 2        LEVEL 3
                       -------------------------------------------
Common Stocks*         $  9,492,497  $          --  $           --
Money Market Funds          480,619             --              --
                       -------------------------------------------
Total Investments      $  9,973,116  $          --  $           --
                       ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2017, the Fund transferred common stocks valued at $3,476,432 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold.

------------------------------------------------------------
OFFSETTING ASSETS AND LIABILITIES
------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C -- Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $     461,222
Non-cash Collateral(2)                              (461,222)
                                               -------------
Net Amount                                     $          --
                                               =============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At March 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
------------------------------------------------------------
United States Dollar                                60.6%
Russian Ruble                                       10.6
Euro                                                 9.2
Canadian Dollar                                      6.2
British Pound Sterling                               4.0
New Taiwan Dollar                                    2.2
Australian Dollar                                    1.8
Norwegian Krone                                      1.7
Indian Rupee                                         1.6
Hong Kong Dollar                                     1.0
Swedish Krona                                        0.4
Indonesian Rupiah                                    0.4
Chilean Peso                                         0.3
                                                   ------
     Total                                         100.0%
                                                   ======


Page 52                 See Notes to Financial Statements

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.6%
             AUSTRALIA -- 1.5%
       2,887 GrainCorp Ltd., Class A           $      20,050
      21,281 Incitec Pivot Ltd.                       61,133
       3,365 Nufarm Ltd.                              24,937
                                               -------------
                                                     106,120
                                               -------------
             BELGIUM -- 0.3%
         544 Tessenderlo Chemie N.V. (b)              21,647
                                               -------------
             BERMUDA -- 2.1%
       1,758 Bunge Ltd.                              139,339
      88,538 Sinofert Holdings Ltd.                   12,532
                                               -------------
                                                     151,871
                                               -------------
             CANADA -- 4.9%
       1,744 Agrium, Inc.                            166,446
      10,594 Potash Corp. of Saskatchewan,
                Inc.                                 180,995
                                               -------------
                                                     347,441
                                               -------------
             CHILE -- 0.7%
       1,519 Sociedad Quimica y Minera de
                Chile S.A., ADR                       52,208
                                               -------------
             GERMANY -- 23.6%
       7,290 BASF SE                                 722,638
       6,203 Bayer AG                                715,008
       5,878 Evonik Industries AG                    191,663
       2,413 K+S AG                                   56,092
                                               -------------
                                                   1,685,401
                                               -------------
             INDIA -- 4.1%
       3,678 Coromandel International Ltd.            17,664
       7,834 Mahindra & Mahindra Ltd.                155,256
       1,735 PI Industries Ltd.                       22,395
       3,213 Tata Chemicals Ltd.                      29,626
       6,395 UPL Ltd.                                 71,587
                                               -------------
                                                     296,528
                                               -------------
             JAPAN -- 6.9%
      15,700 Kubota Corp.                            235,648
      12,000 Mitsui Chemicals, Inc.                   59,283
       1,900 Nissan Chemical Industries Ltd.          55,295
         600 Sakata Seed Corp.                        18,782
      22,000 Sumitomo Chemical Co., Ltd.             122,914
                                               -------------
                                                     491,922
                                               -------------
             LUXEMBOURG -- 0.2%
       1,532 Adecoagro S.A. (b)                       17,557
                                               -------------
             MALAYSIA -- 2.5%
     100,901 Petronas Chemicals Group Bhd            175,559
                                               -------------
             NETHERLANDS -- 3.0%
      17,175 CNH Industrial N.V.                     165,567
       2,657 OCI N.V. (b)                             51,063
                                               -------------
                                                     216,630
                                               -------------
             NORWAY -- 1.9%
       3,446 Yara International ASA                  132,684
                                               -------------
             POLAND -- 0.3%
       1,252 Grupa Azoty S.A.                         21,815
                                               -------------


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             RUSSIA -- 2.9%
         511 Acron PJSC                        $      30,046
       1,634 PhosAgro PJSC                            68,696
      37,034 Uralkali PJSC (b)                       107,329
                                               -------------
                                                     206,071
                                               -------------
             SINGAPORE -- 2.9%
      80,700 Wilmar International Ltd.               203,647
                                               -------------
             SWITZERLAND -- 5.0%
         129 Bucher Industries AG                     37,735
         725 Syngenta AG                             319,994
                                               -------------
                                                     357,729
                                               -------------
             TAIWAN -- 0.2%
      12,361 Taiwan Fertilizer Co., Ltd.              17,110
                                               -------------
             TURKEY -- 0.2%
         673 Turk Traktor ve Ziraat
                Makineleri AS                         15,138
                                               -------------
             UNITED STATES -- 36.4%
       1,002 AGCO Corp.                               60,301
       2,940 CF Industries Holdings, Inc.             86,289
       2,857 Deere & Co.                             311,013
      10,971 Dow Chemical (The) Co.                  697,097
       8,703 E.I. du Pont de Nemours and Co.         699,112
       1,687 FMC Corp.                               117,398
       2,765 Monsanto Co.                            312,998
       4,418 Mosaic (The) Co.                        128,917
         454 Raven Industries, Inc.                   13,189
         754 Scotts Miracle-Gro (The) Co.             70,416
         233 Terra Nitrogen Co., L.P. (c)             22,890
       1,357 Toro (The) Co.                           84,758
                                               -------------
                                                   2,604,378
                                               -------------
             TOTAL INVESTMENTS -- 99.6%            7,121,456
             (Cost $6,515,568) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.4%                   25,461
                                               -------------
             NET ASSETS -- 100.0%              $   7,146,917
                                               =============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c)   Security is a Master Limited Partnership ("MLP").

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $684,569 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $78,681.

ADR   - American Depositary Receipt


                        See Notes to Financial Statements                Page 53

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

MARCH 31, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1        LEVEL 2        LEVEL 3
                       -------------------------------------------
Common Stocks*         $  7,121,456  $          --  $           --
                       ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2017, the Fund transferred common stocks valued at $2,206,119 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
------------------------------------------------------------
United States Dollar                                41.8%
Euro                                                24.7
Japanese Yen                                         6.9
Swiss Franc                                          5.0
Canadian Dollar                                      4.9
Indian Rupee                                         4.2
Russian Ruble                                        2.9
Singapore Dollar                                     2.8
Malaysian Ringgit                                    2.5
Norwegian Krone                                      1.9
Australian Dollar                                    1.5
Polish Zloty                                         0.3
New Taiwan Dollar                                    0.2
Turkish Lira                                         0.2
Hong Kong Dollar                                     0.2
                                                   ------
     Total                                         100.0%
                                                   ======


Page 54                 See Notes to Financial Statements

FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.6%
             BRAZIL -- 23.8%
      14,841 Ambev S.A., ADR                   $      85,484
       7,989 Banco Bradesco S.A., ADR                 81,807
       7,937 Banco do Brasil S.A.                     85,465
       9,180 BB Seguridade Participacoes S.A.         85,976
      13,813 BM&FBovespa S.A. - Bolsa de
                Valores Mercadorias e Futuros         85,112
      17,608 BR Malls Participacoes S.A. (b)          81,274
       6,468 BRF S.A.                                 79,771
      14,523 CCR S.A.                                 83,735
       7,974 Cia de Saneamento Basico do
                Estado de Sao Paulo, ADR              83,009
      21,930 Cia Siderurgica Nacional S.A. (c)        64,166
       9,630 Cielo S.A.                               87,299
       3,657 Embraer S.A., ADR                        80,747
       9,884 Fibria Celulose S.A.                     90,928
      20,287 Gerdau S.A. (Preference Shares)          70,635
       9,698 Hypermarcas S.A.                         89,836
       6,603 Itau Unibanco Holding S.A., ADR          79,698
      26,167 Itausa-Investimentos Itau S.A.
                (Preference Shares)                   79,823
      22,454 JBS S.A.                                 73,589
      19,219 Kroton Educacional S.A.                  81,466
      10,282 Lojas Renner S.A.                        91,305
       8,378 Petroleo Brasileiro S.A., ADR (c)        81,183
       4,423 Raia Drogasil S.A.                       83,314
       5,860 Telefonica Brasil S.A., ADR              87,021
       4,017 Ultrapar Participacoes S.A.              91,745
       8,159 Vale S.A., ADR                           77,511
                                               -------------
                                                   2,061,899
                                               -------------
             CAYMAN ISLANDS -- 12.3%
       8,000 AAC Technologies Holdings, Inc.          93,624
         821 Alibaba Group Holding Ltd.,
                ADR (c)                               88,528
         485 Baidu, Inc., ADR (c)                     83,672
       1,780 Ctrip.com International Ltd.,
                ADR (c)                               87,487
      60,000 Geely Automobile Holdings Ltd.           91,874
       2,762 JD.com, Inc., ADR (c)                    85,926
         277 NetEase, Inc., ADR                       78,668
       1,744 New Oriental Education &
                Technology Group, Inc., ADR (c)      105,303
       1,215 SINA Corp. (c)                           87,626
       3,163 Tencent Holdings Ltd.                    90,680
       6,491 Vipshop Holdings Ltd., ADR (c)           86,590
       1,672 Weibo Corp., ADR (c)                     87,245
                                               -------------
                                                   1,067,223
                                               -------------
             CHINA -- 11.8%
     182,860 Agricultural Bank of China Ltd.,
                Class H                               84,236
     166,831 Bank of China Ltd., Class H              82,863
     103,030 China Construction Bank Corp.,
                Class H                               82,859
      27,498 China Life Insurance Co., Ltd.,
                Class H                               84,389


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             CHINA (CONTINUED)
      31,913 China Merchants Bank Co., Ltd.,
                Class H                        $      84,387
      22,951 China Pacific Insurance (Group)
                Co., Ltd., Class H                    82,838
     109,443 China Petroleum & Chemical
                Corp., Class H                        88,720
      40,563 China Shenhua Energy Co., Ltd.,
                Class H                               94,159
     128,823 Industrial and Commercial Bank
                of China Ltd., Class H                84,208
     111,771 PetroChina Co., Ltd., Class H            81,834
      56,000 PICC Property and Casualty Co.,
                Ltd., Class H                         86,326
      15,771 Ping An Insurance (Group) Co. of
                China Ltd., Class H                   88,276
                                               -------------
                                                   1,025,095
                                               -------------
             HONG KONG -- 1.0%
      71,039 CNOOC Ltd.                               84,828
                                               -------------
             INDIA -- 19.7%
       4,262 Axis Bank Ltd., GDR                     161,743
       3,780 Dr. Reddy's Laboratories
                Ltd., ADR                            151,767
       2,265 HDFC Bank Ltd., ADR                     170,373
      19,805 ICICI Bank Ltd., ADR                    170,323
      10,727 Infosys Ltd., ADR                       169,487
       4,401 Reliance Industries Ltd.,
                GDR (c) (d)                          177,360
       4,060 State Bank of India, GDR                181,279
       4,835 Tata Motors Ltd., ADR                   172,368
      10,566 Vedanta Ltd., ADR                       181,418
      16,605 Wipro Ltd., ADR                         169,869
                                               -------------
                                                   1,705,987
                                               -------------
             JERSEY -- 1.9%
       5,749 WNS (Holdings) Ltd., ADR (c)            164,479
                                               -------------
             MAURITIUS -- 2.0%
       4,982 MakeMyTrip Ltd. (c)                     172,377
                                               -------------
             SOUTH KOREA -- 25.3%
         317 Amorepacific Corp.                       79,512
         941 Celltrion, Inc. (b)                      75,815
       2,709 Hana Financial Group, Inc.               89,509
         580 Hyundai Heavy Industries Co.,
                Ltd. (c) (e)                          85,576
         374 Hyundai Mobis Co., Ltd.                  80,432
         639 Hyundai Motor Co.                        89,996
       2,036 KB Financial Group, Inc.                 89,210
       2,496 Kia Motors Corp.                         82,694
       1,638 Korea Aerospace Industries Ltd.          84,368
         932 KT&G Corp.                               81,257
         337 LG Chem Ltd.                             88,597
       3,485 LG Display Co., Ltd.                     94,269
       1,597 LG Electronics, Inc.                     96,965
         109 LG Household & Health Care Ltd.          79,048
         262 Lotte Chemical Corp.                     86,802
         123 NAVER Corp.                              94,040
         349 NCSoft Corp.                             95,185


                        See Notes to Financial Statements                Page 55

FIRST TRUST BICK INDEX FUND (BICK)

MARCH 31, 2017 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SOUTH KOREA (CONTINUED)
         337 POSCO                             $      87,693
         580 Samsung Biologics Co., Ltd. (c)          89,726
         776 Samsung C&T Corp.                        88,474
          50 Samsung Electronics Co., Ltd.            92,104
         892 Samsung Life Insurance Co., Ltd.         86,544
       2,045 Shinhan Financial Group Co., Ltd.        85,216
       2,045 SK Hynix, Inc.                           92,348
         618 SK Innovation Co., Ltd.                  92,012
                                               -------------
                                                   2,187,392
                                               -------------
             UNITED KINGDOM -- 1.8%
      15,157 Vedanta Resources PLC                   153,820
                                               -------------
             TOTAL INVESTMENTS -- 99.6%            8,623,100
             (Cost $7,509,484) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.4%                   36,483
                                               -------------
             NET ASSETS -- 100.0%              $   8,659,583
                                               =============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) Non-income producing security which makes in-kind distributions. For the six months ended March 31, 2017, the Fund received no shares of BR Malls Particpacoes S.A. and 46 shares of Celltrion, Inc.

(c)   Non-income producing security.

(d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2017, securities noted as such are valued at $85,576 or 1.0% of net assets.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,417,162 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $303,546.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       TOTAL
                      VALUE AT
                     3/31/2017      LEVEL 1       LEVEL 2          LEVEL 3
                    ----------------------------------------------------------
Common Stocks:
South Korea         $  2,187,392  $  2,101,816  $     85,576    $           --
Other Country
   Categories*         6,435,708     6,435,708            --                --
                    ----------------------------------------------------------
Total Investments   $  8,623,100  $  8,537,524  $     85,576    $           --
                    ==========================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2017, the Fund transferred common stocks valued at $3,026,913 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold.


Page 56                 See Notes to Financial Statements

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             BERMUDA -- 1.8%
      14,000 Marvell Technology Group Ltd.     $     213,640
                                               -------------
             CANADA -- 6.4%
      48,115 BlackBerry Ltd. (b)                     372,891
      25,312 Celestica, Inc. (b)                     367,784
                                               -------------
                                                     740,675
                                               -------------
             CAYMAN ISLANDS -- 2.9%
     864,045 FIH Mobile Ltd.                         336,879
                                               -------------
             CHINA -- 3.9%
      36,946 BYD Co., Ltd., Class H (c)              204,899
     134,178 ZTE Corp., Class H                      246,204
                                               -------------
                                                     451,103
                                               -------------
             FINLAND -- 3.0%
      65,152 Nokia OYJ, ADR                          353,124
                                               -------------
             FRANCE -- 1.5%
       5,260 Orange S.A.                              81,730
       4,505 Vivendi S.A.                             87,588
                                               -------------
                                                     169,318
                                               -------------
             GERMANY -- 0.7%
       4,601 Deutsche Telekom AG                      80,620
                                               -------------
             GUERNSEY -- 1.9%
       3,601 Amdocs Ltd.                             219,625
                                               -------------
             HONG KONG -- 0.7%
       7,355 China Mobile Ltd.                        80,492
                                               -------------
             ITALY -- 0.8%
      98,022 Telecom Italia S.p.A. (b)                88,153
                                               -------------
             JAPAN -- 10.3%
       3,012 KDDI Corp.                               79,054
       6,100 Kyocera Corp.                           339,820
       3,300 NTT DOCOMO, Inc.                         76,846
       1,100 SoftBank Group Corp.                     77,681
      10,800 Sony Corp.                              365,336
     117,000 Toshiba Corp. (b)                       253,694
                                               -------------
                                                   1,192,431
                                               -------------
             NETHERLANDS -- 3.6%
       3,618 Gemalto N.V.                            202,171
      14,273 STMicroelectronics N.V.                 218,195
                                               -------------
                                                     420,366
                                               -------------
             RUSSIA -- 0.7%
       7,764 Mobile TeleSystems PJSC, ADR             85,637
                                               -------------
             SINGAPORE -- 2.9%
      20,308 Flex Ltd. (b)                           341,174
                                               -------------
             SOUTH KOREA -- 7.2%
       4,983 KT Corp., ADR                            83,864
       6,332 LG Electronics, Inc.                    384,461
         197 Samsung Electronics Co., Ltd.           362,890
                                               -------------
                                                     831,215
                                               -------------
             SPAIN -- 0.8%
       7,777 Telefonica S.A.                          86,989
                                               -------------


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             SWEDEN -- 1.9%
      33,480 Telefonaktiebolaget LM Ericsson,
                Class B (c)                    $     223,433
                                               -------------
             TAIWAN -- 8.9%
     130,401 HTC Corp. (b)                           333,067
     451,258 Inventec Corp.                          338,341
     399,560 Wistron Corp.                           366,080
                                               -------------
                                                   1,037,488
                                               -------------
             UNITED KINGDOM -- 0.7%
      31,735 Vodafone Group PLC                       82,742
                                               -------------
             UNITED STATES -- 39.3%
       4,257 Agilent Technologies, Inc.              225,068
         265 Alphabet, Inc., Class C (b)             219,833
       2,666 Analog Devices, Inc.                    218,479
       2,445 Apple, Inc.                             351,249
       1,908 AT&T, Inc.                               79,277
      10,768 Benchmark Electronics, Inc. (b)         342,422
       6,539 CEVA, Inc. (b)                          232,134
       8,292 Ciena Corp. (b)                         195,774
       2,335 Crown Castle International Corp.        220,541
       4,930 Maxim Integrated Products, Inc.         221,653
       9,317 Micron Technology, Inc. (b)             269,261
       2,766 Motorola Solutions, Inc.                238,484
       3,867 QUALCOMM, Inc.                          221,734
       8,587 Sanmina Corp. (b)                       348,632
       1,886 SBA Communications Corp. (b)            227,018
       2,304 Skyworks Solutions, Inc.                225,746
       4,109 Synaptics, Inc. (b)                     203,437
       2,850 Texas Instruments, Inc.                 229,596
       1,607 Verizon Communications, Inc.             78,341
       3,713 Xilinx, Inc.                            214,946
                                               -------------
                                                   4,563,625
                                               -------------
             TOTAL COMMON STOCKS -- 99.9%         11,598,729
             (Cost $8,294,064)                 -------------

             MONEY MARKET FUNDS -- 2.5%
     294,956 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class - 0.59%
                (d) (e)                              294,956
             (Cost $294,956)                   -------------

             TOTAL INVESTMENTS -- 102.4%          11,893,685
             (Cost $8,589,020) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.4)%               (281,888)
                                               -------------
             NET ASSETS -- 100.0%              $  11,611,797
                                               =============


                        See Notes to Financial Statements                Page 57

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE)

MARCH 31, 2017 (UNAUDITED)

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $282,863 and the total value of the collateral held by the Fund is $294,956.

(d)   Interest rate shown reflects yield as of March 31, 2017.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,493,194 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $188,529.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1        LEVEL 2        LEVEL 3
                       -------------------------------------------
Common Stocks*         $ 11,598,729  $          --  $           --
Money Market Funds          294,956             --              --
                       -------------------------------------------
Common Stocks*         $ 11,598,729  $          --  $           --
Total Investments      $ 11,893,685  $          --  $           --
                       ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2017, the Fund transferred common stocks valued at $4,510,566 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold.

------------------------------------------------------------
OFFSETTING ASSETS AND LIABILITIES
------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $     282,863
Non-cash Collateral(2)                              (282,863)
                                               -------------
Net Amount                                     $          --
                                               =============

(1) The amount presented on the Statements of Assets and Liabilities which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At March 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
------------------------------------------------------------
United States Dollar                                58.0%
Japanese Yen                                        10.0
New Taiwan Dollar                                    8.7
Hong Kong Dollar                                     7.3
Euro                                                 7.1
South Korean Won                                     6.3
Swedish Krona                                        1.9
British Pound Sterling                               0.7
                                                   ------
     Total                                         100.0%
                                                   ======


Page 58                 See Notes to Financial Statements

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 98.9%
             BERMUDA -- 1.3%
     156,241 Brilliance China Automotive
                Holdings Ltd.                  $     261,357
                                               -------------
             CAYMAN ISLANDS -- 2.6%
      50,456 China Harmony New Energy Auto
                Holding Ltd.                          21,165
     325,034 Geely Automobile Holdings Ltd.          497,704
                                               -------------
                                                     518,869
                                               -------------
             CHINA -- 5.1%
     154,824 AviChina Industry & Technology
                Co., Ltd., Class H                   107,380
      44,925 BYD Co., Ltd., Class H                  249,150
      52,029 Chongqing Changan Automobile
                Co., Ltd., Class B                    72,304
     147,155 Dongfeng Motor Group Co., Ltd.,
                Class H                              165,304
     203,141 Great Wall Motor Co., Ltd.,
                Class H                              231,332
     117,915 Guangzhou Automobile Group
                Co., Ltd., Class H                   188,749
                                               -------------
                                                   1,014,219
                                               -------------
             FRANCE -- 7.3%
      33,290 Peugeot S.A. (b)                        670,325
       8,885 Renault S.A.                            771,838
                                               -------------
                                                   1,442,163
                                               -------------
             GERMANY -- 18.7%
       8,815 Bayerische Motoren Werke AG             804,125
      21,671 Daimler AG                            1,599,813
      10,047 Porsche Automobil Holding SE
                (Preference Shares)                  548,127
       5,324 Volkswagen AG (Preference
                Shares)                              775,842
                                               -------------
                                                   3,727,907
                                               -------------
             ITALY -- 0.1%
       9,717 Piaggio & C. S.p.A.                      19,354
                                               -------------
             JAPAN -- 33.8%
      50,735 Honda Motor Co., Ltd.                 1,527,108
      39,359 Mazda Motor Corp.                       566,716
      46,900 Mitsubishi Motors Corp.                 281,830
      79,976 Nissan Motor Co., Ltd.                  771,169
      21,065 Subaru Corp.                            772,554
      20,159 Suzuki Motor Corp.                      836,925
      27,776 Toyota Motor Corp.                    1,507,434
      19,012 Yamaha Motor Co., Ltd.                  457,838
                                               -------------
                                                   6,721,574
                                               -------------
             MALAYSIA -- 0.1%
      19,901 UMW Holdings Bhd (b)                     26,981
                                               -------------
             SOUTH KOREA -- 6.8%
       5,978 Hyundai Motor Co.                       841,934
      15,693 Kia Motors Corp.                        519,919
                                               -------------
                                                   1,361,853
                                               -------------


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             TAIWAN -- 0.5%
      41,774 China Motor Corp.                 $      38,274
      56,763 Yulon Motor Co., Ltd.                    52,848
                                               -------------
                                                      91,122
                                               -------------
             UNITED STATES -- 22.6%
     126,149 Ford Motor Co.                        1,468,375
      42,906 General Motors Co.                    1,517,156
      10,414 Harley-Davidson, Inc.                   630,047
       3,161 Tesla, Inc. (b) (c)                     879,706
                                               -------------
                                                   4,495,284
                                               -------------
             TOTAL COMMON STOCKS -- 98.9%         19,680,683
             (Cost $21,357,818)                -------------

             MONEY MARKET FUNDS -- 3.4%
     680,400 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class - 0.59%
                (d) (e)                              680,400
             (Cost $680,400)                   -------------

             TOTAL INVESTMENTS -- 102.3%          20,361,083
             (Cost $22,038,218) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.3)%               (465,408)
                                               -------------
             NET ASSETS -- 100.0%              $  19,895,675
                                               =============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $667,920 and the total value of the collateral held by the Fund is $680,400.

(d)   Interest rate shown reflects yield as of March 31, 2017.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,008,691 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,685,826.


                        See Notes to Financial Statements                Page 59

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

MARCH 31, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1        LEVEL 2        LEVEL 3
                       -------------------------------------------
Common Stocks*         $ 19,680,683  $          --  $           --
Money Market Funds          680,400             --              --
                       -------------------------------------------
Total Investments      $ 20,361,083  $          --  $           --
                       ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2017, the Fund transferred common stocks valued at $15,185,400 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold.

------------------------------------------------------------
OFFSETTING ASSETS AND LIABILITIES
------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $     667,920
Non-cash Collateral(2)                              (667,920)
                                               -------------
Net Amount                                     $          --
                                               =============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At March 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
------------------------------------------------------------
Japanese Yen                                        33.0%
Euro                                                25.5
United States Dollar                                25.4
Hong Kong Dollar                                     8.8
South Korean Won                                     6.7
New Taiwan Dollar                                    0.5
Malaysian Ringgit                                    0.1
                                                   ------
     Total                                         100.0%
                                                   ======


Page 60                 See Notes to Financial Statements

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 100.0%
             CANADA -- 4.6%
   1,071,468 Open Text Corp.                   $  36,440,627
                                               -------------
             GERMANY -- 4.8%
     387,968 SAP SE, ADR (b)                      38,086,819
                                               -------------
             INDIA -- 1.0%
     771,538 Wipro Ltd., ADR (b)                   7,892,834
                                               -------------
             ISRAEL -- 1.1%
      84,572 Check Point Software
                Technologies Ltd. (c)              8,682,161
                                               -------------
             UNITED STATES -- 88.5%
     195,881 Activision Blizzard, Inc.             9,766,627
      69,090 Adobe Systems, Inc. (c)               8,990,682
     504,371 Akamai Technologies, Inc. (c)        30,110,949
      40,468 Alphabet, Inc., Class A (c)          34,308,770
      42,604 Amazon.com, Inc. (c)                 37,770,150
     157,787 Apple, Inc.                          22,667,680
     227,466 CA, Inc.                              7,215,222
   1,089,628 Cisco Systems, Inc.                  36,829,426
      94,639 Equinix, Inc.                        37,890,616
     229,798 F5 Networks, Inc. (c)                32,762,301
     273,677 Facebook, Inc., Class A (c)          38,875,818
     733,502 Hewlett Packard Enterprise Co.       17,383,997
     107,968 International Business Machines
                Corp.                             18,801,547
      61,620 Intuit, Inc.                          7,147,304
      89,086 j2 Global, Inc.                       7,475,206
   1,150,896 Juniper Networks, Inc.               32,029,436
     290,103 Microsoft Corp.                      19,106,184
     899,620 NetApp, Inc.                         37,649,097
     266,568 Netflix, Inc. (c)                    39,401,416
     217,407 NetScout Systems, Inc. (c)            8,250,596
     808,334 Oracle Corp.                         36,059,780
     416,448 Red Hat, Inc. (c)                    36,022,752
     460,217 salesforce.com, Inc. (c)             37,963,300
   1,145,252 Teradata Corp. (c)                   35,640,242
     406,489 VMware, Inc., Class A (b) (c)        37,453,896
  11,178,952 Zynga, Inc., Class A (c)             31,860,013
                                               -------------
                                                 699,433,007
                                               -------------
             TOTAL COMMON STOCKS -- 100.0%       790,535,448
             (Cost $655,250,059)               -------------

             MONEY MARKET FUNDS -- 7.2%
  56,748,763 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class - 0.59%
                (d) (e)                           56,748,763
             (Cost $56,748,763)                -------------

             TOTAL INVESTMENTS -- 107.2%         847,284,211
             (Cost $711,998,822) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (7.2)%            (56,772,265)
                                               -------------
             NET ASSETS -- 100.0%              $ 790,511,946
                                               =============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $55,903,634 and the total value of the collateral held by the Fund is $56,748,763.

(c)   Non-income producing security.

(d)   Interest rate shown reflects yield as of March 31, 2017.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $137,428,109 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,142,720.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1        LEVEL 2        LEVEL 3
                       -------------------------------------------
Common Stocks*         $790,535,448  $          --  $           --
Money Market Funds       56,748,763             --              --
                       -------------------------------------------
Total Investments      $847,284,211  $          --  $           --
                       ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.


                        See Notes to Financial Statements                Page 61

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

MARCH 31, 2017 (UNAUDITED)

------------------------------------------------------------
OFFSETTING ASSETS AND LIABILITIES
------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $  55,903,634
Non-cash Collateral(2)                           (55,903,634)
                                               -------------
Net Amount                                     $          --
                                               =============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At March 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


Page 62                 See Notes to Financial Statements

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.5%
             AUSTRALIA -- 2.3%
       5,353 Medibank Private Ltd.             $      11,533
      10,348 South32 Ltd.                             21,820
                                               -------------
                                                      33,353
                                               -------------
             BELGIUM -- 0.6%
         389 bpost S.A.                                9,136
                                               -------------
             BRAZIL -- 2.5%
       3,887 BB Seguridade Participacoes S.A.         36,404
                                               -------------
             CANADA -- 2.9%
       1,157 Hydro One Ltd. (b)                       21,098
         487 Seven Generations Energy Ltd.,
                Class A (c)                            8,899
         175 Shopify, Inc., Class A (c)               11,916
                                               -------------
                                                      41,913
                                               -------------
             CAYMAN ISLANDS -- 22.1%
       1,345 Alibaba Group Holding Ltd.,
                ADR (c)                              145,031
      26,751 Dali Foods Group Co., Ltd. (b)           15,456
       2,776 JD.com, Inc., ADR (c)                    86,362
       7,750 Meitu, Inc. (b) (c)                      12,146
         373 Momo, Inc., ADR (c)                      12,708
         413 Weibo Corp., ADR (c)                     21,550
      28,250 WH Group Ltd. (b)                        24,355
                                               -------------
                                                     317,608
                                               -------------
             CHINA -- 10.4%
      76,002 China Huarong Asset Management
                Co. Ltd., Class H (b) (c)             31,099
      13,100 China Merchants Securities Co.
                Ltd., Class H (b) (c)                 20,059
     158,000 Postal Savings Bank of China Co.
                Ltd., Class H (b) (c)                 97,791
                                               -------------
                                                     148,949
                                               -------------
             COLOMBIA -- 1.2%
       2,165 Grupo Aval Acciones y Valores
                S.A., ADR                             17,688
                                               -------------
             DENMARK -- 3.2%
         817 DONG Energy A/S (b)                      31,503
         361 ISS A/S                                  13,651
                                               -------------
                                                      45,154
                                               -------------
             FRANCE -- 1.3%
         326 Amundi S.A. (b)                          19,236
                                               -------------
             GERMANY -- 7.4%
         394 Covestro AG (b)                          30,330
         211 KION Group AG                            13,783
         203 OSRAM Licht AG                           12,723
         491 Talanx AG                                17,314
         711 Uniper SE (c)                            11,969
         481 Zalando SE (b) (c)                       19,461
                                               -------------
                                                     105,580
                                               -------------


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             HONG KONG -- 1.0%
      12,250 China Resources Pharmaceutical
                Group Ltd. (b) (c)             $      14,313
                                               -------------
             ITALY -- 0.7%
         486 Moncler S.p.A.                           10,644
                                               -------------
             JAPAN -- 21.6%
       8,700 Japan Post Bank Co., Ltd.               107,920
       8,700 Japan Post Holdings Co., Ltd.           109,170
       1,200 Japan Post Insurance Co. Ltd.            27,497
         300 Kyushu Railway Co.                        9,229
       1,100 Recruit Holdings Co., Ltd.               56,121
                                               -------------
                                                     309,937
                                               -------------
             MEXICO -- 0.9%
       7,103 Becle S.A.B. de C.V. (c)                 12,592
                                               -------------
             MULTI-NATIONAL -- 1.1%
      17,250 HK Electric Investments & HK
                Electric Investments Ltd. (b)         15,893
                                               -------------
             NETHERLANDS -- 11.4%
       1,827 ABN AMRO Group N.V., CVA (b)             44,341
       2,409 Altice N.V., Class A (c)                 54,495
         367 Ferrari N.V.                             27,308
         651 NN Group N.V.                            21,172
         282 Patheon N.V. (c)                          7,428
         292 Philips Lighting N.V. (b) (c)             8,351
                                               -------------
                                                     163,095
                                               -------------
             NEW ZEALAND -- 0.7%
       4,982 Meridian Energy Ltd.                      9,779
                                               -------------
             SPAIN -- 3.2%
         292 Aena S.A. (b)                            46,196
                                               -------------
             UNITED KINGDOM -- 3.6%
       1,899 Auto Trader Group PLC (b)                 9,334
       3,793 ConvaTec Group PLC (b) (c)               13,259
       1,319 Just Eat PLC (c)                          9,353
       1,974 Merlin Entertainments PLC (b)            11,861
       1,458 Royal Mail PLC                            7,764
                                               -------------
                                                      51,571
                                               -------------
             UNITED STATES -- 1.4%
         747 Yum China Holdings, Inc. (c)             20,318
                                               -------------
             TOTAL INVESTMENTS -- 99.5%            1,429,359
             (Cost $1,310,997) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.5%                    7,887
                                               -------------
             NET ASSETS -- 100.0%              $   1,437,246
                                               =============


                        See Notes to Financial Statements                Page 63

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)

MARCH 31, 2017 (UNAUDITED)

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $170,712 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $52,350.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1        LEVEL 2        LEVEL 3
                       -------------------------------------------
Common Stocks*         $  1,429,359  $          --  $           --
                       ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2017, the Fund transferred common stocks valued at $797,295 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
------------------------------------------------------------
Euro                                                24.2%
United States Dollar                                22.6
Japanese Yen                                        21.7
Hong Kong Dollar                                    16.2
British Pound Sterling                               3.6
Danish Krone                                         3.2
Brazilian Real                                       2.5
Australian Dollar                                    2.3
Canadian Dollar                                      2.1
Mexican Peso                                         0.9
New Zealand Dollar                                   0.7
                                                   ------
     Total                                         100.0%
                                                   ======


Page 64                 See Notes to Financial Statements

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 100.1%
             ISRAEL -- 10.7%
     128,159 Check Point Software Technologies
                Ltd. (b)                       $  13,156,803
     125,314 CyberArk Software Ltd. (b)            6,374,723
     173,062 Radware Ltd. (b)                      2,796,682
                                               -------------
                                                  22,328,208
                                               -------------
             JAPAN -- 3.1%
     143,700 Trend Micro, Inc.                     6,389,248
                                               -------------
             JERSEY -- 3.1%
     318,936 Experian PLC                          6,505,391
                                               -------------
             NETHERLANDS -- 2.8%
     105,001 Gemalto N.V.                          5,867,367
                                               -------------
             SOUTH KOREA -- 4.3%
      69,062 Ahnlab, Inc.                          9,096,694
                                               -------------
             UNITED KINGDOM -- 5.1%
     808,470 BAE Systems PLC                       6,508,075
     158,823 Ultra Electronics Holdings PLC        4,123,050
                                               -------------
                                                  10,631,125
                                               -------------
             UNITED STATES -- 71.0%
     202,503 Akamai Technologies, Inc. (b)        12,089,429
     267,881 Barracuda Networks, Inc. (b)          6,190,730
     370,873 Cisco Systems, Inc.                  12,535,507
      44,234 F5 Networks, Inc. (b)                 6,306,441
     562,896 FireEye, Inc. (b)                     7,098,119
     169,700 Fortinet, Inc. (b)                    6,507,995
     154,591 Imperva, Inc. (b)                     6,345,960
      97,958 Itron, Inc. (b)                       5,946,051
     226,354 Juniper Networks, Inc.                6,299,432
     385,516 KEYW Holding (The) Corp. (b)          3,639,271
     117,256 ManTech International Corp.,
                Class A                            4,060,575
      83,446 Palo Alto Networks, Inc. (b)          9,402,695
      80,458 Proofpoint, Inc. (b)                  5,982,857
     181,344 Qualys, Inc. (b)                      6,872,938
      72,874 Science Applications International
                Corp.                              5,421,826
     102,676 Splunk, Inc. (b)                      6,395,688
     443,698 Symantec Corp.                       13,612,655
     218,124 Varonis Systems, Inc. (b)             6,936,343
     222,036 VASCO Data Security
                International, Inc. (b)            2,997,486
     167,902 Verint Systems, Inc. (b)              7,282,749
      70,505 VMware, Inc., Class A (b)             6,496,331
                                               -------------
                                                 148,421,078
                                               -------------
             TOTAL INVESTMENTS -- 100.1%         209,239,111
             (Cost $194,115,826) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%               (115,315)
                                               -------------
             NET ASSETS -- 100.0%              $ 209,123,796
                                               =============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $21,814,794 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,691,509.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1        LEVEL 2        LEVEL 3
                       -------------------------------------------
Common Stocks*         $209,239,111  $          --  $           --
                       ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2017, the Fund transferred common stocks valued at $17,184,793 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold.


                        See Notes to Financial Statements                Page 65

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2017 (UNAUDITED)

                                                                                                          FIRST TRUST
                                                                              FIRST TRUST               FTSE EPRA/NAREIT
                                                                           STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                            SELECT DIVIDEND               REAL ESTATE
                                                                               INDEX FUND                  INDEX FUND
                                                                                 (FDD)                       (FFR)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value..................................................     $    296,208,670            $     62,972,798
Cash...................................................................                   --                          --
Foreign currency, at value.............................................                   --                      15,836
Receivables:
   Capital shares sold.................................................            7,952,222                          --
   Investment securities sold..........................................                2,295                      22,409
   Dividends...........................................................            1,136,003                     229,481
   Reclaims............................................................              668,793                      26,514
   Securities lending income...........................................                   --                          --
Prepaid expenses.......................................................                4,896                       4,266
                                                                            ----------------            ----------------
   TOTAL ASSETS........................................................          305,972,879                  63,271,304
                                                                            ----------------            ----------------
LIABILITIES:
Due to custodian.......................................................               19,009                          --
Due to custodian foreign currency......................................                8,906                          --
Payables:
   Capital shares redeemed.............................................                   --                          --
   Investment securities purchased.....................................            7,926,636                      41,756
   Licensing fees......................................................              113,592                      37,995
   Investment advisory fees............................................               98,548                      53,360
   Printing fees.......................................................               17,780                       7,557
   Audit and tax fees..................................................               14,159                      17,017
   Trustees' fees......................................................                   13                          59
   Collateral for securities on loan...................................                   --                          --
Other liabilities......................................................               46,773                      15,425
                                                                            ----------------            ----------------
   TOTAL LIABILITIES...................................................            8,245,416                     173,169
                                                                            ----------------            ----------------

NET ASSETS.............................................................     $    297,727,463            $     63,098,135
                                                                            ================            ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................     $    330,149,421            $     59,046,633
Par value..............................................................              242,033                      14,500
Accumulated net investment income (loss)...............................            1,147,219                    (804,465)
Accumulated net realized gain (loss) on investments and
   foreign currency transactions.......................................          (31,626,303)                 (1,297,786)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation........................................           (2,184,907)                  6,139,253
                                                                            ----------------            ----------------
NET ASSETS.............................................................     $    297,727,463            $     63,098,135
                                                                            ================            ================

NET ASSET VALUE, per share.............................................     $          12.30            $          43.52
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................           24,203,334                   1,450,002
                                                                            ================            ================
Investments, at cost...................................................     $    298,345,708            $     56,832,838
                                                                            ================            ================
Foreign currency, at cost (proceeds)...................................     $         (9,593)           $         15,796
                                                                            ================            ================
Securities on loan, at value...........................................     $             --            $             --
                                                                            ================            ================


Page 66                 See Notes to Financial Statements

                                                          FIRST TRUST              FIRST TRUST
        FIRST TRUST              FIRST TRUST                GLOBAL               NASDAQ(R) CLEAN            FIRST TRUST
     DOW JONES GLOBAL              GLOBAL                 ENGINEERING          EDGE(R) SMART GRID          INDXX GLOBAL
      SELECT DIVIDEND            WIND ENERGY           AND CONSTRUCTION          INFRASTRUCTURE          NATURAL RESOURCES
        INDEX FUND                   ETF                      ETF                  INDEX FUND               INCOME ETF
           (FGD)                    (FAN)                    (FLM)                   (GRID)                   (FTRI)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $   376,296,758          $    81,189,205          $    15,616,009          $    23,666,246          $     9,973,116
                   --                    7,288                   17,293                   84,743                   41,389
               39,868                    3,241                    5,058                       --                       --

                   --                       --                       --                       --                       --
                   --                       --                      193                       --                       --
            2,718,348                   45,055                   64,773                   18,924                   31,781
              528,794                  133,155                    6,900                    5,822                    7,589
                   --                   15,155                      400                    6,751                      208
                6,110                    4,358                    3,865                      102                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
          379,589,878               81,397,457               15,714,491               23,782,588               10,054,083
      ---------------          ---------------          ---------------          ---------------          ---------------

              415,101                       --                       --                       --                       --
                   --                       --                       --                    1,146                    7,299

                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
               80,581                   38,791                    3,780                    4,794                       --
              126,745                   20,508                    9,227                    7,074                    5,751
               33,801                   13,139                    2,090                    2,899                       --
               17,017                   15,893                   15,892                   15,893                       --
                   54                       38                       57                       54                       --
                   --                3,435,238                   66,516                  686,531                  480,619
               75,143                   18,785                    3,590                    6,634                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
              748,442                3,542,392                  101,152                  725,025                  493,669
      ---------------          ---------------          ---------------          ---------------          ---------------

      $   378,841,436          $    77,855,065          $    15,613,339          $    23,057,563          $     9,560,414
      ===============          ===============          ===============          ===============          ===============

      $   442,593,773          $   141,160,586          $    20,855,951          $    24,059,628          $    70,838,932
              155,000                   62,000                    3,000                    5,500                    8,500
            2,395,505               (1,647,413)                  45,697                   15,521                   23,088

          (59,152,316)             (67,458,430)              (7,012,642)              (3,822,532)             (61,941,231)

           (7,150,526)               5,738,322                1,721,333                2,799,446                  631,125
      ---------------          ---------------          ---------------          ---------------          ---------------
      $   378,841,436          $    77,855,065          $    15,613,339          $    23,057,563          $     9,560,414
      ===============          ===============          ===============          ===============          ===============

      $         24.44          $         12.56          $         52.04          $         41.92          $         11.25
      ===============          ===============          ===============          ===============          ===============

           15,500,002                6,200,002                  300,002                  550,002                  850,002
      ===============          ===============          ===============          ===============          ===============
      $   383,389,720          $    75,435,312          $    13,894,190          $    20,866,403          $     9,342,321
      ===============          ===============          ===============          ===============          ===============
      $        40,401          $         2,054          $         5,058          $        (1,160)         $        (7,408)
      ===============          ===============          ===============          ===============          ===============
      $            --          $     3,260,019          $        63,186          $       646,330          $       461,222
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 67

FIRST TRUST EXCHANGE-TRADED FUND II

MARCH 31, 2017 (UNAUDITED)

                                                                              FIRST TRUST                 FIRST TRUST
                                                                              INDXX GLOBAL                    BICK
                                                                            AGRICULTURE ETF                INDEX FUND
                                                                                 (FTAG)                      (BICK)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value..................................................     $      7,121,456            $      8,623,100
Cash...................................................................               50,303                      10,871
Foreign currency, at value.............................................                   --                          --
Receivables:
   Capital shares sold.................................................                   --                          --
   Investment securities sold..........................................                   --                          --
   Dividends...........................................................               11,581                      31,665
   Reclaims............................................................                4,844                          --
   Securities lending income...........................................                   --                          --
Prepaid expenses.......................................................                   --                          --
                                                                            ----------------            ----------------
   TOTAL ASSETS........................................................            7,188,184                   8,665,636
                                                                            ----------------            ----------------
LIABILITIES:
Due to custodian.......................................................                   --                          --
Due to custodian foreign currency......................................                2,381                       1,405
Payables:
   Capital shares redeemed.............................................                   --                          --
   Investment securities purchased.....................................               35,676                          --
   Licensing fees......................................................                   --                          --
   Investment advisory fees............................................                3,210                       4,648
   Printing fees.......................................................                   --                          --
   Audit and tax fees..................................................                   --                          --
   Trustees' fees......................................................                   --                          --
   Collateral for securities on loan...................................                   --                          --
Other liabilities......................................................                   --                          --
                                                                            ----------------            ----------------
   TOTAL LIABILITIES...................................................               41,267                       6,053
                                                                            ----------------            ----------------

NET ASSETS.............................................................     $      7,146,917            $      8,659,583
                                                                            ================            ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................     $     26,186,962            $     20,736,317
Par value..............................................................                2,899                       3,500
Accumulated net investment income (loss)...............................               10,093                      (9,514)
Accumulated net realized gain (loss) on investments and
   foreign currency transactions.......................................          (19,658,802)                (13,186,150)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation........................................              605,765                   1,115,430
                                                                            ----------------            ----------------
NET ASSETS.............................................................     $      7,146,917            $      8,659,583
                                                                            ================            ================

NET ASSET VALUE, per share.............................................     $          24.65            $          24.74
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................              289,928                     350,002
                                                                            ================            ================
Investments, at cost...................................................     $      6,515,568            $      7,509,484
                                                                            ================            ================
Foreign currency, at cost (proceeds)...................................     $         (2,583)           $         (1,438)
                                                                            ================            ================
Securities on loan, at value...........................................     $             --            $             --
                                                                            ================            ================


Page 68                 See Notes to Financial Statements

        FIRST TRUST              FIRST TRUST              FIRST TRUST                                       FIRST TRUST
          NASDAQ                NASDAQ GLOBAL                CLOUD                 FIRST TRUST                NASDAQ
        SMARTPHONE                  AUTO                   COMPUTING              INTERNATIONAL            CYBERSECURITY
        INDEX FUND               INDEX FUND                   ETF                    IPO ETF                    ETF
          (FONE)                   (CARZ)                   (SKYY)                   (FPXI)                   (CIBR)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $    11,893,685          $    20,361,083          $   847,284,211          $     1,429,359          $   209,239,111
                  569                   34,240                   95,008                    2,574                   51,190
                   --                       --                       --                        1                       --

                   --                       --                       --                       --                6,495,234
                   --                       --                       --                       --                6,380,236
               18,374                  158,807                  103,576                    5,661                   37,896
                  336                   33,628                  116,070                      489                    4,275
                  688                      781                   50,669                       --                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
           11,913,652               20,588,539              847,649,534                1,438,084              222,207,942
      ---------------          ---------------          ---------------          ---------------          ---------------

                   --                       --                       --                       --                       --
                  129                      979                    1,249                       --                       --

                   --                       --                       --                       --                6,501,050
                   --                       --                       --                       --                6,482,788
                   --                       --                       --                       --                       --
                6,770                   11,485                  387,576                      838                  100,083
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
              294,956                  680,400               56,748,763                       --                       --
                   --                       --                       --                       --                      225
      ---------------          ---------------          ---------------          ---------------          ---------------
              301,855                  692,864               57,137,588                      838               13,084,146
      ---------------          ---------------          ---------------          ---------------          ---------------

      $    11,611,797          $    19,895,675          $   790,511,946          $     1,437,246          $   209,123,796
      ===============          ===============          ===============          ===============          ===============

      $     9,444,172          $    24,367,424          $   644,053,341          $     1,487,418          $   195,099,635
                2,500                    5,500                  204,500                      500                   96,500
               (5,363)                 137,374                 (145,178)                     461                  (99,147)

           (1,134,605)              (2,939,424)              11,114,091                 (169,503)              (1,098,318)

            3,305,093               (1,675,199)             135,285,192                  118,370               15,125,126
      ---------------          ---------------          ---------------          ---------------          ---------------

      $    11,611,797          $    19,895,675          $   790,511,946          $     1,437,246          $   209,123,796
      ===============          ===============          ===============          ===============          ===============

      $         46.45          $         36.17          $         38.66          $         28.74          $         21.67
      ===============          ===============          ===============          ===============          ===============
              250,002                  550,002               20,450,002                   50,002                9,650,002
      ===============          ===============          ===============          ===============          ===============
      $     8,589,020          $    22,038,218          $   711,998,822          $     1,310,997          $   194,115,826
      ===============          ===============          ===============          ===============          ===============
      $          (129)         $        (1,022)         $        (1,326)         $           (24)         $            --
      ===============          ===============          ===============          ===============          ===============
      $       282,863          $       667,920          $    55,903,634          $            --          $            --
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 69

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2017 (UNAUDITED)

                                                                                                          FIRST TRUST
                                                                              FIRST TRUST               FTSE EPRA/NAREIT
                                                                           STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                            SELECT DIVIDEND               REAL ESTATE
                                                                               INDEX FUND                  INDEX FUND
                                                                                 (FDD)                       (FFR)
                                                                         ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................     $      3,637,049            $      1,203,612
Interest...............................................................                   69                         200
Securities lending income (net of fees)................................                   --                          --
Foreign tax withholding................................................             (210,924)                    (43,179)
                                                                            ----------------            ----------------
   Total investment income.............................................            3,426,194                   1,160,633
                                                                            ----------------            ----------------

EXPENSES:
Investment advisory fees...............................................              396,525                     126,925
Licensing fees.........................................................               64,481                      38,077
Accounting and administration fees.....................................               44,963                     (19,545)
Printing fees..........................................................               19,011                       6,061
Expenses previously waived or reimbursed...............................               16,928                          --
Custodian fees.........................................................               16,809                      14,596
Audit and tax fees.....................................................               12,086                      13,869
Transfer agent fees....................................................                4,962                       1,590
Registration and filing fees...........................................                4,149                          --
Trustees' fees and expenses............................................                4,011                       3,924
Legal fees.............................................................                3,806                         834
Listing fees...........................................................                3,489                       3,489
Other expenses.........................................................                3,568                       4,627
                                                                            ----------------            ----------------
   Total expenses......................................................              594,788                     194,447
   Less fees waived and expenses reimbursed by the investment advisor..                   --                      (4,060)
                                                                            ----------------            ----------------
   Net expenses........................................................              594,788                     190,387
                                                                            ----------------            ----------------

NET INVESTMENT INCOME (LOSS)...........................................            2,831,406                     970,246
                                                                            ----------------            ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................           (9,406,441)                    (90,665)
   In-kind redemptions.................................................              291,041                   1,125,851
   Foreign currency transactions.......................................               (5,070)                     (3,625)
   Foreign capital gains tax...........................................                   --                          --
                                                                            ----------------            ----------------
Net realized gain (loss)...............................................           (9,120,470)                  1,031,561
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................           17,420,993                  (4,884,318)
   Foreign currency translation........................................              (25,972)                       (813)
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation)...................           17,395,021                  (4,885,131)
                                                                            ----------------            ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)................................            8,274,551                  (3,853,570)
                                                                            ----------------            ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $     11,105,957            $     (2,883,324)
                                                                            ================            ================


(a) Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).


Page 70                 See Notes to Financial Statements

                                                          FIRST TRUST              FIRST TRUST
        FIRST TRUST              FIRST TRUST                GLOBAL               NASDAQ(R) CLEAN            FIRST TRUST
     DOW JONES GLOBAL              GLOBAL                 ENGINEERING          EDGE(R) SMART GRID          INDXX GLOBAL
      SELECT DIVIDEND            WIND ENERGY           AND CONSTRUCTION          INFRASTRUCTURE          NATURAL RESOURCES
        INDEX FUND                   ETF                      ETF                  INDEX FUND               INCOME ETF
           (FGD)                    (FAN)                    (FLM)                   (GRID)                   (FTRI)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $     8,081,713          $       613,124          $       123,756          $        87,419          $       191,125
                  296                       --                       --                       --                       --
                   --                   51,317                    1,702                   30,186                    2,341
             (553,143)                 (39,560)                  (9,569)                  (6,720)                 (18,335)
      ---------------          ---------------          ---------------          ---------------          ---------------
            7,528,866                  624,881                  115,889                  110,885                  175,131
      ---------------          ---------------          ---------------          ---------------          ---------------


              694,837                  155,166                   29,843                   37,251                   36,863 (a)
              105,171                   38,791                    7,461                    8,382                       --
               73,497                   14,005                   (4,911)                   2,425                       --
               34,605                   19,320                    3,144                    3,407                       --
                   --                       --                       --                       --                       --
               48,878                   18,222                    2,229                    1,829                       --
               13,869                   13,495                   13,495                   13,495                       --
                8,699                    1,941                      374                      466                       --
                  738                       --                      (25)                     435                       --
                4,169                    3,939                    3,885                    3,886                       --
                5,775                    1,365                      345                      402                       --
                3,489                    3,489                    3,489                    2,913                       --
                7,264                    2,548                    2,174                    1,885                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            1,000,991                  272,281                   61,503                   76,776                   36,863
                   --                  (39,532)                  (9,276)                 (11,586)                      --
      ---------------          ---------------          ---------------          ---------------          ---------------
            1,000,991                  232,749                   52,227                   65,190                   36,863
      ---------------          ---------------          ---------------          ---------------          ---------------

            6,527,875                  392,132                   63,662                   45,695                  138,268
      ---------------          ---------------          ---------------          ---------------          ---------------



           (3,677,045)              (3,136,236)                (155,411)                (285,929)                  59,813
              467,861                2,591,576                       --                  607,790                  105,926
             (120,901)                  (8,435)                  (2,174)                  (2,435)                     259
                   --                       --                       --                       --                     (356)
      ---------------          ---------------          ---------------          ---------------          ---------------
           (3,330,085)                (553,095)                (157,585)                 319,426                  165,642
      ---------------          ---------------          ---------------          ---------------          ---------------

           15,888,240               (1,449,913)               1,157,710                1,030,250                  436,540
              (12,299)                  (5,794)                    (394)                    (140)                     332
      ---------------          ---------------          ---------------          ---------------          ---------------
           15,875,941               (1,455,707)               1,157,316                1,030,110                  436,872
      ---------------          ---------------          ---------------          ---------------          ---------------

           12,545,856               (2,008,802)                 999,731                1,349,536                  602,514
      ---------------          ---------------          ---------------          ---------------          ---------------
      $    19,073,731          $    (1,616,670)         $     1,063,393          $     1,395,231          $       740,782
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 71

FIRST TRUST EXCHANGE-TRADED FUND II

FOR THE SIX MONTHS ENDED MARCH 31, 2017 (UNAUDITED)

                                                                              FIRST TRUST
                                                                              INDXX GLOBAL                FIRST TRUST
                                                                              AGRICULTURE                     BICK
                                                                                  ETF                      INDEX FUND
                                                                                 (FTAG)                      (BICK)
                                                                         ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................     $         37,747            $         62,326
Interest...............................................................                   --                          --
Securities lending income (net of fees)................................                   --                          --
Foreign tax withholding................................................               (1,468)                     (4,899)
                                                                            ----------------            ----------------
   Total investment income.............................................               36,279                      57,427
                                                                            ----------------            ----------------

EXPENSES:
Investment advisory fees...............................................               15,753 (a)                  26,000 (a)
Licensing fees.........................................................                   --                          --
Accounting and administration fees.....................................                   --                          --
Printing fees..........................................................                   --                          --
Expenses previously waived or reimbursed...............................                   --                          --
Custodian fees.........................................................                   --                          --
Audit and tax fees.....................................................                   --                          --
Transfer agent fees....................................................                   --                          --
Registration and filing fees...........................................                   --                          --
Trustees' fees and expenses............................................                   --                          --
Legal fees.............................................................                   --                          --
Listing fees...........................................................                   --                          --
Other expenses.........................................................                   --                          --
                                                                            ----------------            ----------------
   Total expenses......................................................               15,753                      26,000
   Less fees waived and expenses reimbursed by the investment advisor..                   --                          --
                                                                            ----------------            ----------------
   Net expenses........................................................               15,753                      26,000
                                                                            ----------------            ----------------

NET INVESTMENT INCOME (LOSS)...........................................               20,526                      31,427
                                                                            ----------------            ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................               39,078                      53,240
   In-kind redemptions.................................................                   --                          --
   Foreign currency transactions.......................................                 (590)                     (1,379)
   Foreign capital gains tax                                                              (4)                         --
                                                                            ----------------            ----------------
Net realized gain (loss)...............................................               38,484                      51,861
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................              551,768                     591,061
   Foreign currency translation........................................                 (156)                      1,741
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation)...................              551,612                     592,802
                                                                            ----------------            ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)................................              590,096                     644,663
                                                                            ----------------            ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $        610,622            $        676,090
                                                                            ================            ================


(a) Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).


Page 72                 See Notes to Financial Statements

        FIRST TRUST              FIRST TRUST              FIRST TRUST                                       FIRST TRUST
          NASDAQ                NASDAQ GLOBAL                CLOUD                 FIRST TRUST                NASDAQ
        SMARTPHONE                  AUTO                   COMPUTING              INTERNATIONAL            CYBERSECURITY
        INDEX FUND               INDEX FUND                   ETF                    IPO ETF                    ETF
          (FONE)                   (CARZ)                   (SKYY)                   (FPXI)                   (CIBR)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $        60,739          $       324,223          $     2,770,987          $        11,877          $       505,881
                   --                       --                       --                       --                       --
                2,343                    8,515                  327,415                       --                       --
               (3,491)                 (28,821)                 (32,015)                  (1,567)                 (25,053)
      ---------------          ---------------          ---------------          ---------------          ---------------
               59,591                  303,917                3,066,387                   10,310                  480,828
      ---------------          ---------------          ---------------          ---------------          ---------------


               36,873 (a)               78,010 (a)            1,978,845 (a)                7,499 (a)              423,253 (a)
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
               36,873                   78,010                1,978,845                    7,499                  423,253
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
               36,873                   78,010                1,978,845                    7,499                  423,253
      ---------------          ---------------          ---------------          ---------------          ---------------

               22,718                  225,907                1,087,542                    2,811                   57,575
      ---------------          ---------------          ---------------          ---------------          ---------------



              131,646                 (697,281)               2,916,072                  (28,043)                (608,392)
                   --                  375,912               29,929,337                  151,008                7,039,847
                  144                  (15,555)                      --                   (1,244)                  (9,128)
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
              131,790                 (336,924)              32,845,409                  121,721                6,422,327
      ---------------          ---------------          ---------------          ---------------          ---------------

            1,174,117                2,149,482               50,340,525                 (102,608)               7,908,030
                  480                    1,635                     (994)                      37                   (2,740)
      ---------------          ---------------          ---------------          ---------------          ---------------
            1,174,597                2,151,117               50,339,531                 (102,571)               7,905,290
      ---------------          ---------------          ---------------          ---------------          ---------------

            1,306,387                1,814,193               83,184,940                   19,150               14,327,617
      ---------------          ---------------          ---------------          ---------------          ---------------


      $     1,329,105          $     2,040,100          $    84,272,482          $        21,961          $    14,385,192
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 73

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               FIRST TRUST
                                                                                            STOXX(R) EUROPEAN
                                                                                             SELECT DIVIDEND
                                                                                                INDEX FUND
                                                                                                  (FDD)
                                                                            --------------------------------------------------
                                                                               Six Months Ended
                                                                                  3/31/2017                   Year Ended
                                                                                 (Unaudited)                  9/30/2016
                                                                            ----------------------      ----------------------
OPERATIONS:
   Net investment income (loss)...........................................      $    2,831,406              $    7,611,625
   Net realized gain (loss)...............................................          (9,120,470)                 (1,158,702)
   Net change in unrealized appreciation (depreciation)...................          17,395,021                     202,713
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from operations.....................................................          11,105,957                   6,655,636
                                                                                --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................................          (1,695,812)                 (7,594,277)
                                                                                --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................................         135,072,606                  21,827,278
   Cost of shares redeemed................................................         (12,245,391)                (21,149,284)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.......................................         122,827,215                     677,994
                                                                                --------------              --------------
   Total increase (decrease) in net assets................................         132,237,360                    (260,647)

NET ASSETS:
   Beginning of period....................................................         165,490,103                 165,750,750
                                                                                --------------              --------------
   End of period..........................................................      $  297,727,463              $  165,490,103
                                                                                ==============              ==============
   Accumulated net investment income (loss)
      at end of period....................................................      $    1,147,219              $       11,625
                                                                                ==============              ==============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................................          14,003,334                  13,903,334
   Shares sold............................................................          11,250,000                   1,850,000
   Shares adjusted as a result of reverse share split (See Note 4)........                  --                          --
   Shares redeemed........................................................          (1,050,000)                 (1,750,000)
                                                                                --------------              --------------
   Shares outstanding, end of period......................................          24,203,334                  14,003,334
                                                                                ==============              ==============


Page 74                 See Notes to Financial Statements

              FIRST TRUST                                FIRST TRUST
            FTSE EPRA/NAREIT                              DOW JONES                                FIRST TRUST
     DEVELOPED MARKETS REAL ESTATE                 GLOBAL SELECT DIVIDEND                      GLOBAL WIND ENERGY
               INDEX FUND                                INDEX FUND                                    ETF
                 (FFR)                                      (FGD)                                     (FAN)
----------------------------------------   ---------------------------------------   ---------------------------------------
 Six Months Ended                           Six Months Ended                          Six Months Ended
    3/31/2017              Year Ended          3/31/2017            Year Ended           3/31/2017            Year Ended
   (Unaudited)              9/30/2016         (Unaudited)           9/30/2016           (Unaudited)           9/30/2016
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $        970,246      $      2,210,342     $      6,527,875     $     16,518,564     $        392,132     $        971,818
        1,031,561             9,725,597           (3,330,085)         (22,660,938)            (553,095)            (231,783)
       (4,885,131)             (191,202)          15,875,941           51,038,715           (1,455,707)          13,378,890
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

       (2,883,324)           11,744,737           19,073,731           44,896,341           (1,616,670)          14,118,925
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


       (1,395,772)           (1,664,032)          (5,092,701)         (15,833,927)          (3,865,241)          (1,049,315)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


        2,147,981                    --           26,589,644                   --            6,925,768           34,067,365
       (6,346,582)          (36,899,124)          (5,797,298)         (92,439,347)         (10,684,702)                  --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

       (4,198,601)          (36,899,124)          20,792,346          (92,439,347)          (3,758,934)          34,067,365
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
       (8,477,697)          (26,818,419)          34,773,376          (63,376,933)          (9,240,845)          47,136,975


       71,575,832            98,394,251          344,068,060          407,444,993           87,095,910           39,958,935
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     63,098,135      $     71,575,832     $    378,841,436     $    344,068,060     $     77,855,065     $     87,095,910
 ================      ================     ================     ================     ================     ================

 $       (804,465)     $       (378,939)    $      2,395,505     $        960,331     $     (1,647,413)    $      1,825,696
 ================      ================     ================     ================     ================     ================

        1,550,002             2,400,002           14,650,002           18,850,002            6,550,002            3,850,002
           50,000                    --            1,100,000                   --              550,000            2,700,000
               --                    --                   --                   --                   --                   --
         (150,000)             (850,000)            (250,000)          (4,200,000)            (900,000)                  --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
        1,450,002             1,550,002           15,500,002           14,650,002            6,200,002            6,550,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 75

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                               FIRST TRUST
                                                                                            GLOBAL ENGINEERING
                                                                                             AND CONSTRUCTION
                                                                                                   ETF
                                                                                                  (FLM)
                                                                            --------------------------------------------------
                                                                               Six Months Ended
                                                                                  3/31/2017                   Year Ended
                                                                                 (Unaudited)                  9/30/2016
                                                                            ----------------------      ----------------------
OPERATIONS:
   Net investment income (loss)...........................................      $       63,662              $      283,392
   Net realized gain (loss)...............................................            (157,585)                   (232,402)
   Net change in unrealized appreciation (depreciation)...................           1,157,316                   1,700,780
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from operations.....................................................           1,063,393                   1,751,770
                                                                                --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................................             (37,830)                   (287,612)
                                                                                --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................................                  --                          --
   Cost of shares redeemed................................................                  --                  (2,336,235)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.......................................                  --                  (2,336,235)
                                                                                --------------              --------------
   Total increase (decrease) in net assets................................           1,025,563                    (872,077)

NET ASSETS:
   Beginning of period....................................................          14,587,776                  15,459,853
                                                                                --------------              --------------
   End of period..........................................................      $   15,613,339              $   14,587,776
                                                                                ==============              ==============
   Accumulated net investment income (loss)
      at end of period....................................................      $       45,697              $       19,865
                                                                                ==============              ==============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................................             300,002                     350,002
   Shares sold............................................................                  --                          --
   Shares adjusted as a result of reverse share split (See Note 4)........                  --                          --
   Shares redeemed........................................................                  --                     (50,000)
                                                                                --------------              --------------
   Shares outstanding, end of period......................................             300,002                     300,002
                                                                                ==============              ==============


Page 76                 See Notes to Financial Statements

              FIRST TRUST                                FIRST TRUST
        NASDAQ(R) CLEAN EDGE(R)                         INDXX GLOBAL                               FIRST TRUST
       SMART GRID INFRASTRUCTURE                      NATURAL RESOURCES                           INDXX GLOBAL
               INDEX FUND                                INCOME ETF                              AGRICULTURE ETF
                 (GRID)                                    (FTRI)                                    (FTAG)
----------------------------------------   ---------------------------------------   ---------------------------------------
 Six Months Ended                           Six Months Ended                          Six Months Ended
    3/31/2017             Year Ended           3/31/2017            Year Ended           3/31/2017            Year Ended
   (Unaudited)            9/30/2016           (Unaudited)           9/30/2016           (Unaudited)           9/30/2016
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $         45,695      $        146,912     $        138,268     $        348,478     $         20,526     $         76,869
          319,426                (9,108)             165,642          (14,292,872)              38,484           (6,295,075)
        1,030,110             2,408,059              436,872           13,891,677              551,612            5,189,434
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

        1,395,231             2,545,863              740,782              (52,717)             610,622           (1,028,772)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


          (53,235)             (138,356)            (129,170)            (359,251)             (16,791)             (55,075)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


       10,036,155             1,795,665                   --              868,658            2,460,039              640,108
       (2,035,845)           (1,521,539)          (1,714,544)          (2,436,027)                  --             (842,917)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

        8,000,310               274,126           (1,714,544)          (1,567,369)           2,460,039             (202,809)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
        9,342,306             2,681,633           (1,102,932)          (1,979,337)           3,053,870           (1,286,656)


       13,715,257            11,033,624           10,663,346           12,642,683            4,093,047            5,379,703
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     23,057,563      $     13,715,257     $      9,560,414     $     10,663,346     $      7,146,917     $      4,093,047
 ================      ================     ================     ================     ================     ================

 $         15,521      $         23,061     $         23,088     $         13,990     $         10,093     $          6,358
 ================      ================     ================     ================     ================     ================

          350,002               350,002            1,000,002            1,150,002              189,928              200,000
          250,000                50,000                   --              100,000              100,000              150,000
               --                    --                   --                   --                   --               39,928
          (50,000)              (50,000)            (150,000)            (250,000)                  --             (200,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          550,002               350,002              850,002            1,000,002              289,928              189,928
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 77

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                               FIRST TRUST
                                                                                                   BICK
                                                                                                INDEX FUND
                                                                                                  (BICK)
                                                                            --------------------------------------------------
                                                                               Six Months Ended
                                                                                  3/31/2017                   Year Ended
                                                                                 (Unaudited)                  9/30/2016
                                                                            ----------------------      ----------------------
OPERATIONS:
   Net investment income (loss)...........................................      $       31,427              $      103,553
   Net realized gain (loss)...............................................              51,861                    (661,902)
   Net change in unrealized appreciation (depreciation)...................             592,802                   2,193,838
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from operations.....................................................             676,090                   1,635,489
                                                                                --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................................             (45,745)                   (108,251)
                                                                                --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................................                  --                          --
   Cost of shares redeemed................................................                  --                  (1,001,115)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.......................................                  --                  (1,001,115)
                                                                                --------------              --------------
   Total increase (decrease) in net assets................................             630,345                     526,123

NET ASSETS:
   Beginning of period....................................................           8,029,238                   7,503,115
                                                                                --------------              --------------
   End of period..........................................................      $    8,659,583              $    8,029,238
                                                                                ==============              ==============
   Accumulated net investment income (loss)
      at end of period....................................................      $       (9,514)             $        4,804
                                                                                ==============              ==============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................................             350,002                     400,002
   Shares sold............................................................                  --                          --
   Shares adjusted as a result of reverse share split (See Note 4)........                  --                          --
   Shares redeemed........................................................                  --                     (50,000)
                                                                                --------------              --------------
   Shares outstanding, end of period......................................             350,002                     350,002
                                                                                ==============              ==============


Page 78                 See Notes to Financial Statements

              FIRST TRUST                                FIRST TRUST
                 NASDAQ                                    NASDAQ                                  FIRST TRUST
               SMARTPHONE                                GLOBAL AUTO                             CLOUD COMPUTING
               INDEX FUND                                INDEX FUND                                    ETF
                 (FONE)                                    (CARZ)                                    (SKYY)
----------------------------------------   ---------------------------------------   ---------------------------------------
 Six Months Ended                           Six Months Ended                          Six Months Ended
    3/31/2017             Year Ended           3/31/2017            Year Ended           3/31/2017            Year Ended
   (Unaudited)            9/30/2016           (Unaudited)           9/30/2016           (Unaudited)           9/30/2016
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $         22,718      $        120,911     $        225,907     $        630,864     $      1,087,542     $      2,573,212
          131,790               389,277             (336,924)          (2,259,372)          32,845,409           28,495,228
        1,174,597             1,326,560            2,151,117            1,265,406           50,339,531           72,393,731
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

        1,329,105             1,836,748            2,040,100             (363,102)          84,272,482          103,462,171
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


          (41,100)             (118,131)            (170,501)            (646,102)          (1,232,720)          (2,696,925)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


               --                    --            5,433,931            5,555,826          240,845,200          135,063,692
               --            (1,873,411)          (9,113,299)         (14,632,303)        (121,014,875)        (118,477,728)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

               --            (1,873,411)          (3,679,368)          (9,076,477)         119,830,325           16,585,964
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
        1,288,005              (154,794)          (1,809,769)         (10,085,681)         202,870,087          117,351,210


       10,323,792            10,478,586           21,705,444           31,791,125          587,641,859          470,290,649
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     11,611,797      $     10,323,792     $     19,895,675     $     21,705,444     $    790,511,946     $    587,641,859
 ================      ================     ================     ================     ================     ================

 $         (5,363)     $         13,019     $        137,374     $         81,968     $       (145,178)    $             --
 ================      ================     ================     ================     ================     ================

          250,002               300,002              650,002              950,002           17,200,002           16,750,002
               --                    --              150,000              150,000            6,750,000            4,450,000
               --                    --                   --                   --                   --                   --
               --               (50,000)            (250,000)            (450,000)          (3,500,000)          (4,000,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          250,002               250,002              550,002              650,002           20,450,002           17,200,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 79

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                               FIRST TRUST
                                                                                              INTERNATIONAL
                                                                                                 IPO ETF
                                                                                                  (FPXI)
                                                                            --------------------------------------------------
                                                                               Six Months Ended
                                                                                  3/31/2017                   Year Ended
                                                                                 (Unaudited)                  9/30/2016
                                                                            ----------------------      ----------------------
OPERATIONS:
   Net investment income (loss)...........................................      $        2,811              $       35,510
   Net realized gain (loss)...............................................             121,721                    (146,474)
   Net change in unrealized appreciation (depreciation)...................            (102,571)                    367,801
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from operations.....................................................              21,961                     256,837
                                                                                --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................................             (11,600)                    (26,341)
                                                                                --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................................                  --                   1,254,777
   Cost of shares redeemed................................................          (1,320,652)                         --
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.......................................          (1,320,652)                  1,254,777
                                                                                --------------              --------------
   Total increase (decrease) in net assets................................          (1,310,291)                  1,485,273

NET ASSETS:
   Beginning of period....................................................           2,747,537                   1,262,264
                                                                                --------------              --------------
   End of period..........................................................      $    1,437,246              $    2,747,537
                                                                                ==============              ==============
   Accumulated net investment income (loss)
      at end of period....................................................      $          461              $        9,250
                                                                                ==============              ==============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................................             100,002                      50,002
   Shares sold............................................................                  --                      50,000
   Shares adjusted as a result of reverse share split (See Note 4)........                  --                          --
   Shares redeemed........................................................             (50,000)                         --
                                                                                --------------              --------------
   Shares outstanding, end of period......................................              50,002                     100,002
                                                                                ==============              ==============


Page 80                 See Notes to Financial Statements

              FIRST TRUST
                 NASDAQ
           CYBERSECURITY ETF
                 (CIBR)
----------------------------------------
 Six Months Ended
    3/31/2017             Year Ended
   (Unaudited)            9/30/2016
------------------    ------------------

 $         57,575      $      1,286,360
        6,422,327            (5,955,217)
        7,905,290            16,781,050
 ----------------      ----------------

       14,385,192            12,112,193
 ----------------      ----------------


         (133,620)           (1,316,471)
 ----------------      ----------------


      112,388,801            32,609,590
      (20,331,388)          (20,343,793)
 ----------------      ----------------

       92,057,413            12,265,797
 ----------------      ----------------
      106,308,985            23,061,519


      102,814,811            79,753,292
 ----------------      ----------------
 $    209,123,796      $    102,814,811
 ================      ================

 $        (99,147)     $        (23,102)
 ================      ================

        5,200,002             4,650,002
        5,450,000             1,800,000
               --                    --
       (1,000,000)           (1,250,000)
 ----------------      ----------------
        9,650,002             5,200,002
 ================      ================


                        See Notes to Financial Statements                Page 81

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

                                           SIX MONTHS
                                              ENDED                              YEAR ENDED SEPTEMBER 30,
                                            3/31/2017    -------------------------------------------------------------------------
                                           (UNAUDITED)       2016           2015           2014           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------

Net asset value, beginning of period        $   11.82      $   11.92      $   13.50      $   12.94      $   11.89      $   11.63
                                            ---------      ---------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.15           0.55           0.55           0.58           0.46           0.64
Net realized and unrealized gain (loss)          0.44          (0.10)         (1.59)          0.57           1.06           0.23
                                            ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                 0.59           0.45          (1.04)          1.15           1.52           0.87
                                            ---------      ---------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.11)         (0.55)         (0.54)         (0.59)         (0.47)         (0.61)
                                            ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period              $   12.30      $   11.82      $   11.92      $   13.50      $   12.94      $   11.89
                                            =========      =========      =========      =========      =========      =========
TOTAL RETURN (a)                                 4.99%          3.88%         (7.90)%         8.68%         13.29%          7.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  297,727     $ 165,490      $ 165,751      $ 167,480      $  58,292      $  16,088
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.60% (b)      0.60%          0.60%          0.64%          0.90%          1.67%
Ratio of net expenses to average
   net assets                                    0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                            2.86% (b)      4.63%          4.45%          4.90%          5.09%          5.98%
Portfolio turnover rate (c)                        30%            34%            33%            32%            32%            31%

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

                                           SIX MONTHS
                                              ENDED                              YEAR ENDED SEPTEMBER 30,
                                            3/31/2017    -------------------------------------------------------------------------
                                           (UNAUDITED)       2016           2015           2014           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------

Net asset value, beginning of period        $   46.18      $   41.00      $   41.09      $   39.87      $   37.87      $   30.00
                                            ---------      ---------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.65           0.90           1.15           1.05           0.95           0.99
Net realized and unrealized gain (loss)         (2.35)          5.20           0.11           1.27           2.80           7.96
                                            ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                (1.70)          6.10           1.26           2.32           3.75           8.95
                                            ---------      ---------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.96)         (0.92)         (1.35)         (1.10)         (1.75)         (1.08)
                                            ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period              $   43.52      $   46.18      $   41.00      $   41.09      $   39.87      $   37.87
                                            =========      =========      =========      =========      =========      =========
TOTAL RETURN (a)                                (3.63)%        14.95%          2.97%          5.86%         10.02%         30.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  63,098      $  71,576      $  98,394      $ 108,887      $  99,664      $  96,565
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.61% (b)      0.72%          0.71%          0.71%          0.68%          0.74%
Ratio of net expenses to average
   net assets                                    0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                            3.06% (b)      2.53%          2.76%          2.45%          2.42%          2.67%
Portfolio turnover rate (c)                         2%             6%            10%            12%            13%             8%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 82                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

                                           SIX MONTHS
                                              ENDED                              YEAR ENDED SEPTEMBER 30,
                                            3/31/2017    -------------------------------------------------------------------------
                                           (UNAUDITED)       2016           2015           2014           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------

Net asset value, beginning of period        $   23.49      $   21.62      $   26.64      $   25.62      $   23.57      $   21.09
                                            ---------      ---------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.43           1.07           1.21           1.21           1.18           1.16
Net realized and unrealized gain (loss)          0.86           1.82          (4.97)          1.02           2.10           2.47
                                            ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                 1.29           2.89          (3.76)          2.23           3.28           3.63
                                            ---------      ---------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.34)         (1.02)         (1.26)         (1.21)         (1.23)         (1.15)
                                            ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period              $   24.44      $   23.49      $   21.62      $   26.64      $   25.62      $   23.57
                                            =========      =========      =========      =========      =========      =========
TOTAL RETURN (a)                                 5.56%         13.68%        (14.51)%         8.56%         14.39%         17.58%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $ 378,841      $ 344,068      $ 407,445      $ 562,192      $ 358,618      $ 206,229
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.58% (b)       0.58%         0.60%          0.60%          0.61%          0.63%
Ratio of net expenses to average
   net assets                                    0.58% (b)       0.58%         0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                            3.76% (b)       4.63%         4.71%          4.56%          5.19%          5.41%
Portfolio turnover rate (c)                        36%            43%            34%            33%            20%            21%

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

                                           SIX MONTHS
                                              ENDED                              YEAR ENDED SEPTEMBER 30,
                                            3/31/2017    -------------------------------------------------------------------------
                                           (UNAUDITED)       2016           2015           2014           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------

Net asset value, beginning of period        $   13.30      $   10.38      $   11.57      $   10.43      $    6.73      $    8.13
                                            ---------      ---------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.06           0.20           0.31           0.14           0.08           0.09
Net realized and unrealized gain (loss)         (0.19)          2.93          (1.15)          1.14           3.71          (1.40)
                                            ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                (0.13)          3.13          (0.84)          1.28           3.79          (1.31)
                                            ---------      ---------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.61)         (0.21)         (0.35)         (0.14)         (0.09)         (0.09)
                                            ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period              $   12.56      $   13.30      $   10.38      $   11.57      $   10.43      $    6.73
                                            =========      =========      =========      =========      =========      =========
TOTAL RETURN (a)                                (0.69)%        30.42%         (7.37)%        12.17%         56.63%        (16.14)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  77,855      $  87,096      $  39,959      $  86,745      $  64,142      $  20,862
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.70% (b)      0.74%          0.75%          0.70%          0.84%          0.67%
Ratio of net expenses to average
   net assets                                    0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                            1.01% (b)      1.80%          2.75%          1.23%          0.91%          1.12%
Portfolio turnover rate (c)                        10%            26%            25%            24%            19%            57%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 83

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

                                           SIX MONTHS
                                              ENDED                              YEAR ENDED SEPTEMBER 30,
                                            3/31/2017    -------------------------------------------------------------------------
                                           (UNAUDITED)       2016           2015           2014           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------

Net asset value, beginning of period        $   48.63      $   44.17      $   48.12      $   47.92      $   39.09      $   33.80
                                            ---------      ---------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.22           0.96           0.60           0.62           0.85           0.62
Net realized and unrealized gain (loss)          3.32           4.46          (4.02)          0.42           8.83           5.38
                                            ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                 3.54           5.42          (3.42)          1.04           9.68           6.00
                                            ---------      ---------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.13)         (0.96)         (0.53)         (0.84)         (0.85)         (0.71)
                                            ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period              $   52.04      $   48.63      $   44.17      $   48.12      $   47.92      $   39.09
                                            =========      =========      =========      =========      =========      =========
TOTAL RETURN (a)                                 7.31%         12.40%         (7.19)%         2.06%         25.04%         17.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  15,613      $  14,588      $  15,460      $  16,841      $  16,773      $  17,591
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.82% (b)      1.03%          0.99%          0.87%          0.89%          0.71%
Ratio of net expenses to average
   net assets                                    0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                            0.85% (b)      2.01%          1.21%          1.30%          1.77%          1.66%
Portfolio turnover rate (c)                        10%            28%            46%            41%            24%            22%

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

                                           SIX MONTHS
                                              ENDED                              YEAR ENDED SEPTEMBER 30,
                                            3/31/2017    -------------------------------------------------------------------------
                                           (UNAUDITED)       2016           2015           2014           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------

Net asset value, beginning of period        $   39.19      $   31.52      $   35.38      $   33.83      $   28.95      $   24.25
                                            ---------      ---------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.08           0.42           0.38           0.51           0.48           0.26
Net realized and unrealized gain (loss)          2.77           7.65          (3.88)          1.61           4.82           4.76
                                            ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                 2.85           8.07          (3.50)          2.12           5.30           5.02
                                            ---------      ---------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.12)         (0.40)         (0.36)         (0.57)         (0.42)         (0.32)
                                            ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period              $   41.92      $   39.19      $   31.52      $   35.38      $   33.83      $   28.95
                                            =========      =========      =========      =========      =========      =========
TOTAL RETURN (a)                                 7.33%         25.77%         (9.97)%         6.19%         18.44%         20.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  23,058      $  13,715      $  11,034      $  14,152      $  11,841      $  13,026
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.82% (b)      1.07%          0.99%          0.98%          1.11%          0.79%
Ratio of net expenses to average
   net assets                                    0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                            0.49% (b)      1.27%          1.02%          1.45%          1.38%          0.78%
Portfolio turnover rate (c)                        17%            37%            18%            35%            44%            46%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 84                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

                                           SIX MONTHS
                                              ENDED                              YEAR ENDED SEPTEMBER 30,
                                            3/31/2017    -------------------------------------------------------------------------
                                           (UNAUDITED)       2016           2015           2014           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------

Net asset value, beginning of period        $   10.66      $   10.99      $   21.19      $   22.16      $   28.57      $   26.31
                                            ---------      ---------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.15           0.33           0.23           0.41           0.61           0.70
Net realized and unrealized gain (loss)          0.58          (0.32)        (10.23)         (0.92)         (6.37)          2.95
                                            ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                 0.73           0.01         (10.00)         (0.51)         (5.76)          3.65
                                            ---------      ---------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.14)         (0.34)         (0.20)         (0.41)         (0.65)         (1.39)
Return of capital                                  --             --             --          (0.05)            --             --
                                            ---------      ---------      ---------      ---------      ---------      ---------
Total distributions                             (0.14)         (0.34)         (0.20)         (0.46)         (0.65)         (1.39)
                                            ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period              $   11.25      $   10.66      $   10.99      $   21.19      $   22.16      $   28.57
                                            =========      =========      =========      =========      =========      =========
TOTAL RETURN (a)                                 6.85%          0.20%        (47.50)%        (2.38)%       (20.27)%        13.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $   9,560      $  10,663      $  12,643      $  26,486      $  33,246      $  44,281
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.70% (b)      0.70%          0.70%          0.71% (c)      0.70%          0.70%
Ratio of net expenses to average
   net assets                                    0.70% (b)      0.70%          0.70%          0.71% (c)      0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                            2.63% (b)      3.00%          1.27%          1.74%          2.34%          1.79%
Portfolio turnover rate (d)                        13% (e)       179%            40%            28%            46%            46%

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

                                           SIX MONTHS
                                              ENDED                              YEAR ENDED SEPTEMBER 30,
                                            3/31/2017    -------------------------------------------------------------------------
                                           (UNAUDITED)       2016         2015 (f)       2014 (f)       2013 (f)       2012 (f)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Net asset value, beginning of period        $   21.55      $   26.90      $   56.20      $   64.35      $   71.60      $   95.75
                                            ---------      ---------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.09           0.20           0.60           0.45           0.25           0.35
Net realized and unrealized gain (loss)          3.10          (5.46)        (28.95)         (7.15)         (7.35)        (23.10)
                                            ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                 3.19          (5.26)        (28.35)         (6.70)         (7.10)        (22.75)
                                            ---------      ---------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.09)         (0.09)         (0.95)         (1.45)         (0.15)         (1.40)
                                            ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period              $   24.65      $   21.55      $   26.90      $   56.20      $   64.35      $   71.60
                                            =========      =========      =========      =========      =========      =========
TOTAL RETURN (a)                                14.82%        (18.92)%       (51.20)%       (10.64)%        (9.84)%       (24.08)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $   7,147      $   4,093      $   5,380      $  10,677      $  11,586      $   8,589
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.70% (b)      0.72% (g)      0.70%          0.72% (c)      0.70%          0.70%
Ratio of net expenses to average
   net assets                                    0.70% (b)      0.72% (g)      0.70%          0.72% (c)      0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                            0.91% (b)      1.74%          1.17%          0.46%          0.38%          0.50%
Portfolio turnover rate (d)                         8% (e)       137%            40%            43%            46%            64%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.70%.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e) The variation in the portfolio turnover rate is due to the change in the Fund's underlying index effective on the close of business December 18, 2015, which resulted in a complete rebalance of the Fund's portfolio.

(f) All per share amounts and net asset values have been adjusted to reflect the impact of the 1-for-5 reverse share split on May 2, 2016. The net asset values reported on September 30, 2015, 2014, 2013 and 2012 prior to the reverse share split restatement were $5.38, $11.24, $12.87 and $14.32, respectively. (g) Includes foreign capital gains tax. If this tax expense was not included, the expense ratio would have been 0.70%.


                        See Notes to Financial Statements                Page 85

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST BICK INDEX FUND (BICK)

                                           SIX MONTHS
                                              ENDED                              YEAR ENDED SEPTEMBER 30,
                                            3/31/2017    -------------------------------------------------------------------------
                                           (UNAUDITED)       2016           2015           2014           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------

Net asset value, beginning of period        $   22.94      $   18.76      $   25.12      $   23.65      $   23.91      $   22.21
                                            ---------      ---------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.09           0.28           0.32           0.35           0.41           0.35
Net realized and unrealized gain (loss)          1.84           4.19          (6.34)          1.53          (0.26)          1.80
                                            ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                 1.93           4.47          (6.02)          1.88           0.15           2.15
                                            ---------      ---------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.13)         (0.29)         (0.34)         (0.41)         (0.41)         (0.43)
Return of capital                                  --             --             --             --             --          (0.02)
                                            ---------      ---------      ---------      ---------      ---------      ---------
Total distributions                             (0.13)         (0.29)         (0.34)         (0.41)         (0.41)         (0.45)
                                            ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period              $   24.74      $   22.94      $   18.76      $   25.12      $   23.65      $   23.91
                                            =========      =========      =========      =========      =========      =========
TOTAL RETURN (a)                                 8.48%         23.99%        (24.15)%         7.92%          0.69%          9.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $   8,660      $   8,029      $   7,503      $  17,581      $  18,922      $  45,438
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.64% (b)      0.64%          0.64%          0.64%          0.64%          0.64%
Ratio of net expenses to average
   net assets                                    0.64% (b)      0.64%          0.64%          0.64%          0.64%          0.64%
Ratio of net investment income (loss) to
   average net assets                            0.77% (b)      1.37%          1.17%          1.35%          1.39%          1.46%
Portfolio turnover rate (c)                        24%            59%            70%           126%            56%            55%

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE)

                                           SIX MONTHS
                                              ENDED                              YEAR ENDED SEPTEMBER 30,
                                            3/31/2017    -------------------------------------------------------------------------
                                           (UNAUDITED)       2016           2015           2014           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------

Net asset value, beginning of period        $   41.29      $   34.93      $   36.86      $   32.10      $   23.11      $   22.51
                                            ---------      ---------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.09           0.47           0.36           0.43           0.35           0.23
Net realized and unrealized gain (loss)          5.23           6.34          (1.95)          4.75           8.98           0.68
                                            ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                 5.32           6.81          (1.59)          5.18           9.33           0.91
                                            ---------      ---------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.16)         (0.45)         (0.34)         (0.42)         (0.34)         (0.31)
                                            ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period              $   46.45      $   41.29      $   34.93      $   36.86      $   32.10      $   23.11
                                            =========      =========      =========      =========      =========      =========
TOTAL RETURN (a)                                12.95%         19.60%         (4.35)%        16.16%         40.61%          4.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  11,612      $  10,324      $  10,479      $  11,059      $   9,629      $  12,712
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net expenses to average
   net assets                                    0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                            0.43% (b)      1.14%          0.93%          1.22%          1.10%          0.89%
Portfolio turnover rate (c)                        10%            28%            28%            32%            23%            35%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 86                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

                                           SIX MONTHS
                                              ENDED                              YEAR ENDED SEPTEMBER 30,
                                            3/31/2017    -------------------------------------------------------------------------
                                           (UNAUDITED)       2016           2015           2014           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------

Net asset value, beginning of period        $   33.39      $   33.46      $   37.93      $   38.75      $   24.52      $   22.51
                                            ---------      ---------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.38           0.80           0.64           0.51           0.29           0.22
Net realized and unrealized gain (loss)          2.66          (0.09)         (4.50)         (0.84)         14.23           1.97
                                            ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                 3.04           0.71          (3.86)         (0.33)         14.52           2.19
                                            ---------      ---------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.26)         (0.78)         (0.61)         (0.49)         (0.29)         (0.18)
                                            ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period              $   36.17      $   33.39      $   33.46      $   37.93      $   38.75      $   24.52
                                            =========      =========      =========      =========      =========      =========
TOTAL RETURN (a)                                 9.18%          2.24%        (10.38)%        (0.92)%        59.44%          9.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  19,896      $  21,705      $  31,791      $  64,481      $  46,504      $   4,904
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net expenses to average
   net assets                                    0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                            2.03% (b)      2.16%          1.34%          1.35%          1.20%          1.04%
Portfolio turnover rate (c)                         9%            17%            18%            20%            33%            17%

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

                                           SIX MONTHS
                                              ENDED                              YEAR ENDED SEPTEMBER 30,
                                            3/31/2017    -------------------------------------------------------------------------
                                           (UNAUDITED)       2016           2015           2014           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------

Net asset value, beginning of period        $   34.17      $   28.08      $   27.34      $   24.60      $   19.87      $   15.93
                                            ---------      ---------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.06           0.15           0.09           0.02           0.01          (0.01)
Net realized and unrealized gain (loss)          4.49           6.09           0.74           2.74           4.72           3.96
                                            ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                 4.55           6.24           0.83           2.76           4.73           3.95
                                            ---------      ---------      ---------      ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.06)         (0.15)         (0.09)         (0.02)         (0.00) (d)        --
Net realized gain                                  --             --             --             --             --          (0.01)
                                            ---------      ---------      ---------      ---------      ---------      ---------
Total distributions                             (0.06)         (0.15)         (0.09)         (0.02)         (0.00) (d)     (0.01)
                                            ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period              $   38.66      $   34.17      $   28.08      $   27.34      $   24.60      $   19.87
                                            =========      =========      =========      =========      =========      =========
TOTAL RETURN (a)                                13.31%         22.30%          3.04%         11.20%         23.82%         24.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $ 790,512      $ 587,642      $ 470,291      $ 341,751      $ 122,976      $  76,488
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net expenses to average
   net assets                                    0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                            0.33% (b)      0.49%          0.31%          0.10%          0.05%         (0.14)%
Portfolio turnover rate (c)                         9%            23%            25%            12%            22%            28%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   Amount represents less than $0.01 per share.


                        See Notes to Financial Statements                Page 87

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)

                                           SIX MONTHS                   FOR THE PERIOD
                                              ENDED                     11/4/2014 (a)
                                            3/31/2017     YEAR ENDED       THROUGH
                                           (UNAUDITED)     9/30/2016      9/30/2015
                                          -------------  -------------  -------------

Net asset value, beginning of period        $   27.47      $   25.24      $   30.00
                                            ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.03           0.51           0.37
Net realized and unrealized gain (loss)          1.36           2.14          (4.76)
                                            ---------      ---------      ---------
Total from investment operations                 1.39           2.65          (4.39)
                                            ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.12)         (0.42)         (0.37)
                                            ---------      ---------      ---------
Net asset value, end of period              $   28.74      $   27.47      $   25.24
                                            =========      =========      =========
TOTAL RETURN (b)                                 5.10%         10.62%        (14.74)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $   1,437      $   2,748      $   1,262
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.70% (c)      0.71% (d)      0.70% (c)
Ratio of net expenses to average
   net assets                                    0.70% (c)      0.71% (d)      0.70% (c)
Ratio of net investment income (loss) to
   average net assets                            0.26% (c)      2.25%          1.01% (c)
Portfolio turnover rate (e)                        27%            75%            98%

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

                                           SIX MONTHS                   FOR THE PERIOD
                                              ENDED                     7/6/2015 (a)
                                            3/31/2017     YEAR ENDED       THROUGH
                                           (UNAUDITED)     9/30/2016      9/30/2015
                                          -------------  -------------  -------------

Net asset value, beginning of period        $   19.77      $   17.15      $   20.00
                                            ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.01           0.23          (0.01)
Net realized and unrealized gain (loss)          1.91           2.62          (2.84)
                                            ---------      ---------      ---------
Total from investment operations                 1.92           2.85          (2.85)
                                            ---------      ---------      ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.02)         (0.23)            --
                                            ---------      ---------      ---------
Net asset value, end of period              $   21.67      $   19.77      $   17.15
                                            =========      =========      =========
TOTAL RETURN (b)                                 9.73%         16.83%        (14.25)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $ 209,124      $ 102,815      $  79,753
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.60% (c)      0.60%          0.60% (c)
Ratio of net expenses to average
   net assets                                    0.60% (c)      0.60%          0.60% (c)
Ratio of net investment income (loss) to
   average net assets                            0.08% (c)      1.37%         (0.30)% (c)
Portfolio turnover rate (e)                        30%            49%             7%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.70%.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 88                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fourteen funds as follows, including the exchange on which they are listed and traded:

    First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca, Inc.
       ("NYSE Arca") ticker "FDD")
    First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund -
       (NYSE Arca ticker "FFR")
    First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca ticker
       "FGD")
    First Trust Global Wind Energy ETF - (NYSE Arca ticker "FAN")(1)
    First Trust Global Engineering and Construction ETF - (NYSE Arca ticker
       "FLM")(1)
    First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund -
       (The Nasdaq Stock Market LLC ("Nasdaq") ticker "GRID")
    First Trust Indxx Global Natural Resources Income ETF - (Nasdaq ticker
       "FTRI")
    First Trust Indxx Global Agriculture ETF - (Nasdaq ticker "FTAG")
    First Trust BICK Index Fund - (Nasdaq ticker "BICK")
    First Trust Nasdaq Smartphone Index Fund - (Nasdaq ticker "FONE")
    First Trust NASDAQ Global Auto Index Fund - (Nasdaq ticker "CARZ")
    First Trust Cloud Computing ETF - (Nasdaq ticker "SKYY")(1)
    First Trust International IPO ETF - (Nasdaq ticker "FPXI")
    First Trust Nasdaq Cybersecurity ETF - (Nasdaq ticker "CIBR")

(1) Effective on December 13, 2016, First Trust ISE Global Wind Energy Index Fund changed its name to First Trust Global Wind Energy ETF, First Trust ISE Global Engineering and Construction Index Fund changed its name to First Trust Global Engineering and Construction ETF, and First Trust ISE Cloud Computing Index Fund changed its name to First Trust Cloud Computing ETF. The Funds' ticker symbols were not changed.

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                                            INDEX
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX(R) Europe Select Dividend 30 Index
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE EPRA/NAREIT Developed Index
First Trust Dow Jones Global Select Dividend Index Fund                         Dow Jones Global Select Dividend Index(SM)
First Trust Global Wind Energy ETF                                              ISE Global Wind Energy(TM) Index
First Trust Global Engineering and Construction ETF                             ISE Global Engineering and Construction(TM) Index
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure                   NASDAQ OMX(R) Clean Edge(R) Smart Grid
   Index Fund                                                                      Infrastructure Index(SM)
First Trust Indxx Global Natural Resources Income ETF                           Indxx Global Natural Resources Income Index
First Trust Indxx Global Agriculture ETF                                        Indxx Global Agriculture Index
First Trust BICK Index Fund                                                     ISE BICK(TM) Index
First Trust Nasdaq Smartphone Index Fund                                        Nasdaq CTA Smartphone Index(SM)
First Trust NASDAQ Global Auto Index Fund                                       NASDAQ OMX Global Auto Index(SM)
First Trust Cloud Computing ETF                                                 ISE Cloud Computing(TM) Index
First Trust International IPO ETF                                               IPOX International Index
First Trust Nasdaq Cybersecurity ETF                                            Nasdaq CTA Cybersecurity Index(SM)

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2017 (UNAUDITED)

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2017 (UNAUDITED)

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities require entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received is included in "Net realized

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2017 (UNAUDITED)

gain (loss) on foreign currency transactions" on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2017, only FAN, FLM, GRID, FTRI, FONE, CARZ and SKYY have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

F. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended March 31, 2017, were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of March 31, 2017.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2017 (UNAUDITED)

securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense, and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2016 was as follows:

                                                                                 Distributions    Distributions   Distributions
                                                                                   paid from        paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $      7,594,277  $           --  $           --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  1,664,032              --              --
First Trust Dow Jones Global Select Dividend Index Fund                               15,833,927              --              --
First Trust Global Wind Energy ETF                                                     1,049,315              --              --
First Trust Global Engineering and Construction ETF                                      287,612              --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                 138,356              --              --
First Trust Indxx Global Natural Resources Income ETF                                    359,251              --              --
First Trust Indxx Global Agriculture ETF                                                  55,075              --              --
First Trust BICK Index Fund                                                              108,251              --              --
First Trust Nasdaq Smartphone Index Fund                                                 118,131              --              --
First Trust NASDAQ Global Auto Index Fund                                                646,102              --              --
First Trust Cloud Computing ETF                                                        2,696,925              --              --
First Trust International IPO ETF                                                         26,341              --              --
First Trust Nasdaq Cybersecurity ETF                                                   1,316,471              --              --

As of September 30, 2016, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                   Accumulated         Net
                                                                                 Undistributed     Capital and      Unrealized
                                                                                    Ordinary          Other        Appreciation
                                                                                     Income        Gain (Loss)    (Depreciation)
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $        131,054  $  (20,135,043) $  (22,070,147)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  1,391,886      (1,694,058)      8,618,270
First Trust Dow Jones Global Select Dividend Index Fund                                  960,331     (52,305,195)    (26,543,503)
First Trust Global Wind Energy ETF                                                     3,004,102     (61,924,973)      1,035,261
First Trust Global Engineering and Construction ETF                                       24,509      (6,729,798)        434,114
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                  23,061      (3,939,376)      1,566,754
First Trust Indxx Global Natural Resources Income ETF                                     13,990     (62,106,873)        194,253
First Trust Indxx Global Agriculture ETF                                                   6,358     (19,695,755)         52,622
First Trust BICK Index Fund                                                               16,909     (12,673,367)        (54,121)
First Trust Nasdaq Smartphone Index Fund                                                  20,842      (1,160,674)      2,016,952
First Trust NASDAQ Global Auto Index Fund                                                 83,410      (2,121,703)     (4,308,555)
First Trust Cloud Computing ETF                                                               --     (11,103,171)     74,317,514
First Trust International IPO ETF                                                         10,784        (286,039)        214,222
First Trust Nasdaq Cybersecurity ETF                                                          --      (6,527,882)      6,203,971

H. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2013, 2014, 2015, and 2016 remain open to federal and state audit. As of March 31, 2017, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2017 (UNAUDITED)

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At September 30, 2016, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                             Capital Loss  Capital Loss   Capital Loss                     Total
                                              Available      Available     Available        Post          Capital
                                               through        through       through      Enactment -       Loss
                                              9/30/2017      9/30/2018     9/30/2019    No Expiration    Available
                                             ------------  -------------  ------------  -------------  -------------
First Trust STOXX(R) European Select
   Dividend Index Fund                       $  5,960,236  $   4,853,444  $    161,155  $   9,160,208  $  20,135,043
First Trust FTSE EPRA/NAREIT Developed
   Markets Real Estate Index Fund                  68,465        744,825         1,838        878,930      1,694,058
First Trust Dow Jones Global Select
   Dividend Index Fund                            208,741      1,274,694       323,583     50,498,177     52,305,195
First Trust Global Wind Energy ETF                 30,175      8,357,650     9,549,964     43,987,184     61,924,973
First Trust Global Engineering and
   Construction ETF                                 1,914             --       615,538      6,112,346      6,729,798
First Trust NASDAQ(R) Clean Edge(R)
   Smart Grid Infrastructure Index Fund                --        928,889            --      3,010,487      3,939,376
First Trust Indxx Global Natural Resources
   Income ETF                                          --         74,393            --     62,032,480     62,106,873
First Trust Indxx Global Agriculture ETF               --        344,523            --     19,351,232     19,695,755
First Trust BICK Index Fund                            --             --            --     12,673,367     12,673,367
First Trust Nasdaq Smartphone Index Fund               --             --            --      1,160,674      1,160,674
First Trust NASDAQ Global Auto Index Fund              --             --            --      2,121,703      2,121,703
First Trust Cloud Computing ETF                        --             --            --     11,103,171     11,103,171
First Trust International IPO ETF                      --             --            --        286,039        286,039
First Trust Nasdaq Cybersecurity ETF                   --             --            --      6,527,882      6,527,882

During the taxable year ended September 30, 2016, the following Funds utilized capital loss carryforwards in the following amounts:

                                                               Capital Loss
                                                           Carryforward Utilized
                                                           ---------------------
First Trust FTSE EPRA/NAREIT Developed Markets Real
   Estate Index Fund                                            $  248,680
First Trust Global Wind Energy ETF                               1,004,746

I. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust BICK Index Fund, First Trust Nasdaq Smartphone Index Fund, First Trust NASDAQ Global Auto Index Fund, First Trust Cloud Computing ETF, First Trust International IPO ETF, and First Trust Nasdaq Cybersecurity ETF (the "Unitary Fee Funds"), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2017 (UNAUDITED)

First Trust has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUND                                                                            LICENSOR
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX Limited
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE International Limited
First Trust Dow Jones Global Select Dividend Index Fund                         Dow Jones & Company, Inc.
First Trust Global Wind Energy ETF                                              International Securities Exchange, LLC
First Trust Global Engineering and Construction ETF                             International Securities Exchange, LLC
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        Nasdaq, Inc.
First Trust Indxx Global Natural Resources Income ETF                           Indxx, LLC
First Trust Indxx Global Agriculture ETF                                        Indxx, LLC
First Trust BICK Index Fund                                                     International Securities Exchange, LLC
First Trust Nasdaq Smartphone Index Fund                                        Nasdaq, Inc.
First Trust NASDAQ Global Auto Index Fund                                       Nasdaq, Inc.
First Trust Cloud Computing ETF                                                 International Securities Exchange, LLC
First Trust International IPO ETF                                               IPOX(R) Schuster, LLC
First Trust Nasdaq Cybersecurity ETF                                            Nasdaq, Inc.

The respective license agreements allow for the use of each Fund's respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

J. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms will be effective for the First Trust funds, including the Funds, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Funds.

K. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the following Unitary Fee Funds, First Trust is paid an annual unitary management fee at the specified rate of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage expense, acquired fund fees and expenses, taxes, interest, and extraordinary expenses.

                                                              % of Daily
                                                              Net Assets
                                                             -------------
First Trust Indxx Global Natural Resources Income ETF            0.70%
First Trust Indxx Global Agriculture ETF                         0.70%
First Trust BICK Index Fund                                      0.64%
First Trust Nasdaq Smartphone Index Fund                         0.70%
First Trust NASDAQ Global Auto Index Fund                        0.70%
First Trust Cloud Computing ETF                                  0.60%
First Trust International IPO ETF                                0.70%
First Trust Nasdaq Cybersecurity ETF                             0.60%

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2017 (UNAUDITED)

For the First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, First Trust Global Engineering and Construction ETF and First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (such Funds, the "Expense Cap Funds"), First Trust is paid an annual management fee of 0.40% of such Fund's average daily net assets. For the Expense Cap Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the "Expense Cap") at least through January 31, 2018.

                                                                                         Expense Cap
                                                                                        -------------
First Trust STOXX(R) European Select Dividend Index Fund                                    0.60%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                       0.60%
First Trust Dow Jones Global Select Dividend Index Fund                                     0.60%
First Trust Global Wind Energy ETF                                                          0.60%
First Trust Global Engineering and Construction ETF                                         0.70%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                    0.70%

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by First Trust. These amounts are included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended March 31, 2017 and the fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:

                                                                            Fees Waived or Expenses Borne by First Trust
                                                                                        Subject to Recovery
                                                                      --------------------------------------------------------
                                               Advisory    Expense                                        Six Months
                                                 Fee        Reim-     Year Ended  Year Ended  Year Ended    Ended
                                               Waivers    bursements  9/30/2014   9/30/2015   9/30/2016   3/31/2017    Total
                                              ----------  ----------  ----------  ----------  ----------  ----------  --------
First Trust STOXX(R) European Select
   Dividend Index Fund                        $       --  $       --  $    3,496  $    1,870  $       --  $       --  $  5,366
First Trust FTSE EPRA/NAREIT
   Developed Markets Real Estate Index Fund        4,060          --      63,153     116,409     102,416       4,060   286,038
First Trust Global Wind Energy ETF                39,532          --      56,227      68,044      74,347      39,532   238,150
First Trust Global Engineering and
   Construction ETF                                9,276          --      14,400      39,845      47,282       9,276   110,803
First Trust NASDAQ(R) Clean Edge(R)
   Smart Grid Infrastructure Index Fund           11,586          --      12,113      37,478      42,554      11,586   103,731

During the six months ended March 31, 2017, First Trust recovered fees that were previously waived from First Trust STOXX(R) European Select Dividend Index Fund of $16,928.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2017 (UNAUDITED)

                             4. REVERSE SHARE SPLIT

On April 22, 2016, the Trust's Board of Trustees approved a one-for-five reverse share split, whereby every five outstanding shares of the First Trust Indxx Global Agriculture ETF ("FTAG") as of the close of business on April 29, 2016 automatically converted to one share as of the opening of business on May 2, 2016. For the fiscal year ended September 30, 2016, the share transactions on the Statements of Changes in Net Assets reflect the actual transactions, including the impact of the reverse share split. As a result of the reverse share split, fractional shares totaling 72 shares were redeemed and paid out to shareholders. The reverse share split had no impact on the overall value of a shareholder's investment in FTAG.

                      5. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2017, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                                   Purchases           Sales
                                                                                ----------------  ---------------
First Trust STOXX(R) European Select Dividend Index Fund                        $     63,477,316  $    60,129,499
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  1,362,043        1,657,473
First Trust Dow Jones Global Select Dividend Index Fund                              126,559,235      125,829,341
First Trust Global Wind Energy ETF                                                     8,066,222       11,610,291
First Trust Global Engineering and Construction ETF                                    1,476,648        1,502,013
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund               3,357,467        3,231,415
First Trust Indxx Global Natural Resources Income ETF                                  1,391,799        1,673,903
First Trust Indxx Global Agriculture ETF                                                 615,427          377,259
First Trust BICK Index Fund                                                            1,988,978        2,027,499
First Trust Nasdaq Smartphone Index Fund                                               1,062,319        1,084,071
First Trust NASDAQ Global Auto Index Fund                                              2,055,280        2,458,538
First Trust Cloud Computing ETF                                                       62,922,155       61,876,725
First Trust International IPO ETF                                                        574,265          612,831
First Trust Nasdaq Cybersecurity ETF                                                  52,999,700       43,190,854

For the six months ended March 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                                   Purchases           Sales
                                                                                ----------------  ---------------
First Trust STOXX(R) European Select Dividend Index Fund                        $    132,102,769  $    12,001,580
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  2,141,891        6,355,375
First Trust Dow Jones Global Select Dividend Index Fund                               26,502,639        5,773,059
First Trust Global Wind Energy ETF                                                     6,899,375       10,635,168
First Trust Global Engineering and Construction ETF                                           --               --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund               9,879,768        2,031,825
First Trust Indxx Global Natural Resources Income ETF                                         --        1,442,145
First Trust Indxx Global Agriculture ETF                                               2,214,133               --
First Trust BICK Index Fund                                                                   --               --
First Trust Nasdaq Smartphone Index Fund                                                      --               --
First Trust NASDAQ Global Auto Index Fund                                              4,949,952        8,294,184
First Trust Cloud Computing ETF                                                      240,586,544      121,309,147
First Trust International IPO ETF                                                             --        1,284,276
First Trust Nasdaq Cybersecurity ETF                                                 102,495,137       19,982,850


                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2017 (UNAUDITED)

in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

The standard Creation Transaction Fees and the Redemption Transaction Fees are as follows:

                                                                                    Creation        Redemption
                                                                                  Transaction       Transaction
                                                                                      Fees             Fees
                                                                                ----------------  ---------------
First Trust STOXX(R) European Select Dividend Index Fund                        $            500  $           500
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                      4,000            4,000
First Trust Dow Jones Global Select Dividend Index Fund                                    1,000            1,000
First Trust Global Wind Energy ETF                                                         1,000            1,000
First Trust Global Engineering and Construction ETF                                        1,000            1,000
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                     500              500
First Trust Indxx Global Natural Resources Income ETF                                        500              500
First Trust Indxx Global Agriculture ETF                                                     500              500
First Trust BICK Index Fund                                                                2,500            2,500
First Trust Nasdaq Smartphone Index Fund                                                   1,000            1,000
First Trust NASDAQ Global Auto Index Fund                                                  1,000            1,000
First Trust Cloud Computing ETF                                                              500              500
First Trust International IPO ETF                                                            500              500
First Trust Nasdaq Cybersecurity ETF                                                         500              500


                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before January 31, 2018.

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2017 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND II.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on an exchange may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase shares directly from a Fund and individual shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

AGRICULTURE COMPANIES RISK. Companies involved in the agriculture business and farming-related activities may be affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies. Companies involved in the agriculture business and farming-related activities may face the risk of liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. An increased competitive landscape, caused by increased availability of food and other agricultural commodities, economic recession or labor difficulties, may lead to a decrease in demand for the products and services provided by companies involved in agriculture and farming-related activities.

ASIA RISK. The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, the First Trust NASDAQ Global Auto Index Fund and the First Trust Nasdaq Smartphone Index Fund invest in securities issued by companies operating in Asia and is therefore subject to certain risks associated specifically with Asia. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. The Tokyo stock market, as measured by the Tokyo Stock Price Index, has been volatile. Declines in the Tokyo stock market have made the country's banks and financial institutions vulnerable. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

AUSTRALIA RISK. The First Trust Indxx Global Natural Resources Income ETF invests in securities issued by companies that are domiciled or operating in Australia. Investing in securities of Australian companies may involve additional risks. The Australian economy is heavily dependent on the Asian, European and U.S. markets. Reduced spending by any of these economies on Australian products may adversely affect the Australian market. Additionally, Australia is located in a geographic region that has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the Australian economy and affect the value of the securities held by the Fund.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Frequent Purchases and Redemptions" Section) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to each Fund's net asset value and possibly face delisting.

AUTOMOTIVE INDUSTRY RISK. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2017 (UNAUDITED)

While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

BRAZIL RISK. The First Trust BICK Index Fund invests in common stock and depositary receipts of companies that are domiciled in Brazil. If a holder of depositary receipts exchanges its interest in the depositary receipts for the underlying shares, it may risk losing the ability to remit foreign currency abroad and certain Brazilian tax advantages. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices.

CASH TRANSACTIONS RISK. The First Trust BICK Index Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions for in-kind securities. Because the First Trust BICK Index Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CHINA RISK. The First Trust BICK Index Fund and the First Trust International IPO ETF invest in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies.

CLOUD COMPUTING COMPANIES RISK. The First Trust Cloud Computing ETF invests in securities of companies engaged in the cloud computing industry, including companies that provide remote computation, software, data access and storage services. The risks related to investing in such companies include disruption in service caused by hardware or software failure, interruptions or delays in service by third-party data center hosting facilities and maintenance providers, security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by cloud computing companies, and privacy concerns and laws, evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of such companies. Also, the business models employed by the companies in the cloud computing industry may not prove to be successful.

CONCENTRATION RISK. Each Fund will be concentrated in the securities of a given industry if the Fund's corresponding index is concentrated in such individual industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than less controlled funds.

CONSUMER DISCRETIONARY COMPANIES RISK. The First Trust NASDAQ Global Auto Index Fund and First Trust International IPO ETF invests in consumer discretionary companies, which manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace. Furthermore, the automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major automotive manufacturers are large, financially strong companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

CURRENCY RISK. Because each Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning, and you may lose money.

CYBERSECURITY COMPANIES RISK. Cybersecurity companies are companies that provide products and services intended to protect the integrity of data and network operations for private and public networks, computers and mobile devices. Like other types of technology and industrials companies, cybersecurity companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins,


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2017 (UNAUDITED)

loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. These companies may also be smaller and less experienced companies, with limited product lines, markets, qualified personnel or financial resources.

DEPOSITARY RECEIPTS RISK. All Funds may hold securities of certain non-U.S. companies in the form of depositary receipts. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

DIVIDEND RISK. There is no guarantee that the issuers of the Funds' portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EMERGING MARKETS RISK. An investment in emerging market companies involves certain further risks not associated with investing in developed market countries because emerging market countries are often in the initial stages of their industrialization cycles and have low per capita income. These increased risks include the possibility of investment and trading limitations, greater liquidity concerns, higher price volatility, greater delays and possibility of disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance. In addition, emerging market countries may be subject to overburdened infrastructures and environmental problems.

ENERGY COMPANIES RISK. Energy companies include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline related companies and other energy companies involved with mining, producing and delivering energy related services and drilling. General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters, such as hurricanes in the Gulf of Mexico, also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices are generally subject to extreme volatility.

ENGINEERING AND CONSTRUCTION COMPANIES RISK. The First Trust Global Engineering and Construction ETF invests in the securities of engineering and construction companies. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

EQUITY SECURITIES RISK. Because each Fund invests in equity securities, the value of a Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

EUROPE RISK. The First Trust Dow Jones Global Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Global Wind Energy ETF, First Trust Indxx Global Natural Resources Income ETF, First Trust International IPO ETF, First Trust NASDAQ Global Auto Index Fund, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund and the First Trust STOXX(R) European Select Dividend Index Fund invests in securities issued by companies operating in Europe. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund is subject to greater risks of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings. A significant number of countries in Europe are member states in the European Union, and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the euro, is exercised by the European Central Bank.

EXPENSE REIMBURSEMENT AND RECOUPMENT RISK. For certain Funds, the Advisor has entered into an agreement with the Trust in which the Advisor has agreed to waive certain fees and/or reimburse such Funds for expenses exceeding an agreed upon amount. This agreement may be terminated by the Trust on behalf of a Fund at any time and by the Advisor only after January 31, 2018 upon 60 days' written notice. The Advisor is also entitled to recoup from the applicable Funds any waived fees or reimbursed amounts pursuant to the agreement for a period of up to three years from the date of waiver or reimbursement. Any such recoupment or modification or termination of the agreement could negatively affect the applicable Fund's returns.

FINANCIAL COMPANIES RISK. The First Trust BICK Index Fund, the First Trust STOXX(R) European Select Dividend Index Fund, First Trust International IPO ETF, the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Fund and the First Trust Dow Jones Global Select Dividend Index Fund invest in the securities of companies in the financials sector. Financial companies are especially


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2017 (UNAUDITED)

subject to the adverse effects of economic recession, volatile interest rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of each Fund will generally fluctuate with changes in the market value of each Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on Nasdaq. The Funds' investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on Nasdaq at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Funds' investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

GERMANY RISK. To the extent First Trust Indxx Global Agriculture ETF invests in securities of German companies, it will be subject to certain risks, including, but not limited to: significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country's social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

GLOBAL NATURAL RESOURCES RISK. Global natural resources risk is the risk that First Trust Indxx Global Natural Resources Income ETF will be sensitive to, and its performance will be affected by, the overall condition of the natural resources sector. The natural resources sector can be significantly affected by events relating to U.S. and foreign political and economic developments and environmental and other government regulations, as well as additional factors including, but not limited to: commodity price volatility, technological developments and natural or man-made disasters. Declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of the Fund's portfolio securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund.

HONG KONG INVESTMENT RISK. The First Trust International IPO ETF is subject to certain risks associated with Hong Kong, including Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong, or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

INDEX CONSTITUENT RISK. Each Fund may be a constituent of one or more indices. As a result, a Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INDEX CORRELATION RISK. You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

INDIA RISK. The First Trust BICK Index Fund invests in depositary receipts of companies that are domiciled in India. Investment restrictions in India may limit the ability to convert equity shares into depositary receipts and vice versa. These restrictions may cause equity shares of the underlying issuer to trade at a premium or discount to the market price of the depositary receipt. Investing in securities of Indian companies involves additional risks, including, but not limited to: greater price volatility; substantially less liquidity and significantly smaller market capitalization of securities markets; more substantial governmental involvement in the economy; higher rates of inflation; and greater political, economic and social uncertainty. Government controls have been reduced on imports and foreign investment, and privatization of domestic output has proceeded slowly. The rapid economic growth of the last few years has put heavy stress on India's infrastructural facilities. Furthermore, although the Indian government is well aware of the need for reform and is pushing ahead in this area, businesses still have to deal with an inefficient and sometimes slow-moving bureaucracy.

INDUSTRIALS COMPANIES RISK. The First Trust Global Engineering and Construction ETF, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust Global Wind Energy ETF and First Trust Indxx Global Agriculture ETF invest in the securities of companies in the industrials sector. Many companies in this sector convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in this


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2017 (UNAUDITED)

sector are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

INFORMATION TECHNOLOGY COMPANIES RISK. The First Trust Cloud Computing ETF, First Trust Nasdaq Smartphone Index Fund, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund and First Trust Nasdaq Cybersecurity ETF invest in the securities of technology companies. Technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance. Furthermore, the First Trust Cloud Computing ETF invests in the securities of Internet companies. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.

INTELLECTUAL PROPERTY RISK. Each Fund relies on a license and related sublicense that permits it to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is also no guarantee that an index provider has all rights to lease intellectual property on behalf of a Fund. Accordingly, in the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant impact on the operation of the affected Fund.

INTEREST RATE RISK. The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund is also subject to interest rate risk. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

INTERNATIONAL CLOSED MARKET TRADING RISK. Because securities held by a Fund trade on non-U.S. exchanges that are closed when the Fund's primary listing exchange is open, there are likely to be deviations between the current price of an underlying security and the last quoted price for the underlying security (i.e., the Fund's quote from the closed foreign market), resulting in premiums or discounts to the Fund's net asset value that may be greater than those experienced by other exchange-traded funds. However, because shares can be created and redeemed in Creation Units at the Fund's net asset value, it is not expected that large discounts or premiums to the net asset value of the Fund will be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values).

INTERNET COMPANIES RISK. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.

IPO RISK. The First Trust International IPO ETF invests in securities of companies that have recently conducted an initial public offering and are often subject to extreme price volatility and speculative trading. These stocks may have exhibited above-average price appreciation in connection with the initial public offering prior to inclusion in the index tracked by the Fund. The price of stocks included in that index may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past.

JAPAN RISK. The First Trust Global Engineering and Construction ETF, First Trust NASDAQ Global Auto Index Fund and the First Trust International IPO ETF invest in the stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2017 (UNAUDITED)

regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

LIQUIDITY RISK. Whether or not the equity securities in the First Trust Global Wind Energy ETF are listed on a securities exchange, the principal trading market for certain of the equity securities in the Fund may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

MARKET MAKER RISK. If a Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on Nasdaq which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Each Fund is subject to the risk that a particular security owned by a Fund or shares of a Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments.

MATERIAL COMPANIES RISK. The First Trust Indxx Global Natural Resources Income ETF and the First Trust Indxx Global Agriculture ETF invest in the securities of companies in the materials sector. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

NON-CORRELATION RISK. Each Fund's return may not match the return of its corresponding index for a number of reasons. For example, the Funds incur operating expenses not applicable to their corresponding indexes, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of its corresponding index. In addition, each Fund's portfolio holdings may not exactly replicate the securities included in its corresponding index or the ratios between the securities included in such index.

NON-DIVERSIFICATION RISK. Certain Funds are classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, such Funds are limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because these Funds may invest a relatively high percentage of their assets in a limited number of issuers, the Funds may be more susceptible to any single economic, political or regulatory occurrence affecting one or more of these and to the issuers, experience increased volatility and be highly concentrated in certain issues.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

PASSIVE FOREIGN INVESTMENT COMPANY RISK. Each Fund may invest in companies that are considered to be PFICs, which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income. Therefore, such Funds could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is distributed to its shareholders in a timely manner. Such Fund will not be able to pass through to its shareholders any credit or deduction for such taxes.

PASSIVE INVESTMENT RISK. The Funds are not actively managed. The Funds may be affected by a general decline in certain market segments relating to their corresponding index. The Funds invest in securities included in or representative of its index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

PORTFOLIO TURNOVER RISK. The First Trust Indxx Global Agriculture ETF, First Trust Indxx Global Natural Resources Income ETF and the First Trust International IPO ETF investment strategy may frequently involve buying and selling portfolio securities. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2017 (UNAUDITED)

REAL ESTATE INVESTMENT RISK. The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund invests in companies in the real estate industry, including REITs and therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a REIT's market, changes in interest rates and environmental problems. The Fund may also be impacted by the downturn in the subprime mortgage lending market in the United States. Subprime loans have higher defaults and losses than prime loans. Subprime loans also have higher serious delinquency rates than prime loans. Because the Fund invests in REITs it is subject to certain other risks related to REIT structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self liquidation of one or more holdings, and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

REPLICATION MANAGEMENT RISK. Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations.

SECURITIES LENDING RISK. Certain Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks, and other institutions to generate additional income. Under these Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower. When a dividend is paid on a security that is out on loan, the borrower receives the dividend and in turn makes a payment of the same amount to the fund. Dividends, if they constitute "qualified dividends," are taxable at the same rate as long-term capital gains. These payments made by borrowers, however, are not qualified dividends, and are taxable at higher ordinary income rates. As a result, some of the distributions received by shareholders who hold Fund shares in taxable accounts may be subject to taxation at a higher rate than if the Fund had not loaned its portfolio securities.

SMALL FUND RISK. First Trust BICK Index Fund, First Trust Global Engineering and Construction ETF, First Trust Indxx Global Agriculture ETF, First Trust Indxx Global Natural Resources Income ETF, First Trust International IPO ETF, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust NASDAQ Global Auto Index Fund and First Trust Nasdaq Smartphone Index Fund currently have fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Funds' market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

SMALLER COMPANIES RISK. Certain Funds may invest in small and/or mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SMART GRID COMPANIES RISK. The First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund invests in the securities of smart grid companies. Smart grid companies can be negatively affected by high costs of research and development, high capital requirements for implementation, uncertain government regulations and input, limited ability of industrial and utility companies to quickly transform their businesses in order to implement new technologies and uncertainty of the ability of new products to penetrate established industries. Smart grid companies are often reliant upon contracts with government and commercial customers which may expire from time to time. Such companies are also affected by the general business conditions within the industrial, utility, information technology and telecommunications sectors and the overall global economy.

SMARTPHONE COMPANIES RISK. The First Trust Nasdaq Smartphone Index Fund invests in securities of companies in the smartphone industry. The smartphone industry is characterized by intense competition and new market entrants, which could negatively impact profit margins and overall revenues of the companies involved in the industry. Smartphone companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Smartphone companies are affected by high and continuing costs of research and development due to quickly evolving technologies. Smartphone companies are often reliant upon the relationships with third-parties, which can be unpredictable. Additionally, the smartphone industry is in the early stages of development and can be extremely volatile.

SOUTH KOREA RISK. The First Trust BICK Index Fund invests in common stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and


                                                                        Page 105


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2017 (UNAUDITED)

increasing competition from Asia's other low cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula.

SWITZERLAND RISK. The First Trust STOXX(R) European Select Dividend Index Fund is subject to certain risks associated with Switzerland and Europe as a whole. Although Switzerland is not a member of the EU, the Swiss economy is dependent on the economies of other European nations as key trading partners. Any reduction in spending by other European countries could have a negative effect on the Swiss economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the surrounding region. The ongoing implementation of the EU provisions and Euro conversion process may materially impact revenues, expenses or income and increase competition for other European companies, which could have an effect on the Swiss economy, and in turn, the securities in which the First Trust STOXX(R) European Select Dividend Index Fund invests.

TECHNOLOGY COMPANIES RISK. Technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

TIMBER COMPANIES RISK. Timber companies may be affected by numerous factors, including events occurring in nature and international politics. For example, the volume and value of timber that can be harvested from timberlands may be limited by natural disasters and other events such as fire, volcanic eruptions, insect infestation, disease, ice storms, wind storms, flooding, other weather conditions and other causes. In periods of poor logging conditions, timber companies may harvest less timber than expected. Timber companies are subject to many federal, state and local environmental and health and safety laws and regulations. In addition, rising interest rates and general economic conditions may affect the demand for timber products.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on Nasdaq may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in shares inadvisable. In addition, trading in shares on Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to Nasdaq "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of Nasdaq necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on Nasdaq in the event the Fund's assets are small or the Fund does not have enough shareholders.

UNITED KINGDOM RISK. The First Trust STOXX(R) European Select Dividend Index Fund and the First Trust Indxx Global Natural Resources Income ETF invest a significant portion of their assets in companies that are domiciled in the United Kingdom, the Funds are particularly sensitive to political, economic and social conditions in that country. The Funds may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in the United Kingdom.

UTILITY COMPANIES RISK. The First Trust Global Wind Energy ETF invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

WATER COMPANIES RISK. Companies involved in the potable water and wastewater business are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and conservation.

WIND ENERGY COMPANIES RISK. The First Trust Global Wind Energy ETF and the First Trust Indxx Global Natural Resources Income ETF invest in wind energy companies. Wind energy companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. This can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Wind energy companies could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. In addition, the Fund may include companies affected by industry consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. They may also be significantly affected by overall capital spending levels, economic cycles, delays in modernization, labor relations, government regulations and e-commerce initiatives.


          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE


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FIRST TRUST

First Trust Exchange-Traded Fund II
INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
       Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund II
            -------------------------------------------------------

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 23, 2017
     --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 23, 2017
     --------------

By (Signature and Title)                /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: May 23, 2017
     --------------